UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 1 Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 - September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

- All Asset Portfolio

- CommodityRealReturn Strategy Portfolio

- Emerging Markets Bond Portfolio

- Foreign Bond Portfolio (U.S. Dollar-Hedged)

- Global Bond Portfolio (Unhedged)

- High Yield Portfolio

- Long-Term U.S. Government Portfolio

- Low Duration Portfolio

- Money Market Portfolio

- RealEstateRealReturn Strategy Portfolio

- Real Return Portfolio

- Short-Term Portfolio

- StocksPLUS® Growth & Income Portfolio

- StocksPLUS® Total Return Portfolio

- Total Return Portfolio

- Total Return Portfolio II

Schedule of Investments

All Asset Portfolio (a)

September 30, 2006 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 99.9%
CommodityRealReturn Strategy Fund®	3,972,066	$55,371
Convertible Fund	100,293	1,280
Developing Local Markets Fund	8,581,913	89,938
Emerging Markets Bond Fund	2,753,764	31,090
Floating Income Fund	9,648,880	100,831
Foreign Bond Fund (Unhedged)	84,786	861
Fundamental IndexPLUS Fund	163,944	1,759
Fundamental IndexPLUS TR Fund	1,295,859	13,775
GNMA Fund	251,979	2,772
High Yield Fund	1,342,054	13,031
International StocksPLUS® TR Strategy Fund	1,771,897	21,901
Long-Term U.S. Government Fund	1,542,039	16,546
Low Duration Fund	2,294,086	22,826
PIMCO Diversified Income Fund	97,227	1,078
Real Return Asset Fund	13,962,133	159,448
Real Return Fund	8,706,443	95,335
RealEstateRealReturn Strategy Fund	209,395	1,964
Short-Term Fund	1,005	10
StocksPLUS® Fund	7,168	76
StocksPLUS® Total Return Fund	149,758	1,812
Total Return Fund	2,370,675	24,773
Total Return Mortgage Fund	351,005	3,724

Total PIMCO Funds (Cost $653,118)		660,201

SHORT-TERM INSTRUMENTS 0.2%
Repurchase Agreement 0.2%
State Street Bank
4.900% due 10/02/2006	$1,306	1,306
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $1,335. Repurchase proceeds are $1,307.)

Total Short-Term Instruments (Cost $1,306)		1,306

Total Investments (Cost $654,424)	100.1%	$661,507
Other Assets and Liabilities (Net)	(0.1)%	(348)

Net Assets	100.0%	$661,159

Notes to Schedule of Investments:

(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

Schedule of Investments

Consolidated CommodityRealReturn Strategy Portfolio

September 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
COMMODITY INDEX-LINKED NOTES 25.8%
Bank of America N.A.
5.217% due 10/22/2007		$3,000	$3,142
Bear Stearns Cos., Inc.
0.000% due 10/12/2007		3,000	2,904
Calyon Financial Products (Guernsey) Ltd.
0.000% due 07/16/2007		3,000	2,392
CDC IXIS
4.829% due 04/09/2007		2,000	1,818
Commonwealth Bank of Australia
0.000% due 06/21/2007		2,800	2,486
Credit Suisse First Boston New York
0.000% due 11/20/2006		4,000	3,523
Eksportfinans ASA
0.000% due 05/18/2007		3,500	2,907
JPMorgan Chase & Co.
4.679% due 04/30/2007		1,000	884
Lehman Brothers, Inc.
0.000% due 10/25/2007		3,000	3,035
Merrill Lynch & Co., Inc.
4.737% due 03/19/2007		2,000	1,861
Morgan Stanley
1.000% due 04/30/2007		2,000	1,848
0.000% due 07/07/2007		10,000	8,109
5.290% due 10/22/2007		1,000	1,012
RaboBank
4.979% due 07/21/2007		2,000	1,804
Svensk Exportkredit AB
0.000% due 04/18/2007		2,000	1,833
UBS AG
5.390% due 02/20/2007		3,000	2,473

Total Commodity Index-Linked Notes (Cost $47,300)			42,031

CORPORATE BONDS & NOTES 1.1%
Banking & Finance 0.7%
Atlantic & Western Re Ltd.
11.758% due 01/09/2009		300	285
Ford Motor Credit Co.
6.194% due 09/28/2007		200	198
General Electric Capital Corp.
5.430% due 12/12/2008		100	100
Rabobank Nederland
5.527% due 01/15/2009		100	100
Wachovia Bank N.A.
5.461% due 12/02/2010		400	401

			1,084

Industrials 0.3%
Caesars Entertainment, Inc.
8.875% due 09/15/2008		300	315
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		300	303

			618

Total Corporate Bonds & Notes (Cost $1,717)			1,702

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
4.192% due 11/01/2034		307	303
4.500% due 10/25/2022		3	3
4.680% due 02/25/2036		300	296
5.500% due 09/01/2035 - 10/12/2036		7,105	7,002
5.632% due 03/01/2044 - 10/01/2044		1,021	1,027
5.680% due 05/25/2042		30	30
5.950% due 02/25/2044		193	192
6.000% due 10/12/2036		900	904
Freddie Mac
4.000% due 03/15/2023 - 10/15/2023		174	171
4.563% due 01/01/2034		57	57
5.590% due 08/25/2031		7	7
5.632% due 02/25/2045		459	456

Total U.S. Government Agencies (Cost $10,418)			10,448

U.S. TREASURY OBLIGATIONS 107.9%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007		3,859	3,827
3.625% due 01/15/2008		6,813	6,869
3.875% due 01/15/2009		3,853	3,965
4.250% due 01/15/2010		12,115	12,817
0.875% due 04/15/2010		19,151	18,154
2.375% due 04/15/2011		10,680	10,694
3.000% due 07/15/2012		14,058	14,590
1.875% due 07/15/2013		4,550	4,434
2.000% due 01/15/2014		3,089	3,031
2.000% due 07/15/2014		1,730	1,696
1.625% due 01/15/2015		534	508
1.875% due 07/15/2015		11,947	11,571
2.000% due 01/15/2016		22,491	21,982
2.500% due 07/15/2016		7,065	7,209
2.375% due 01/15/2025		15,345	15,596
2.000% due 01/15/2026		15,816	15,173
3.625% due 04/15/2028		11,216	13,904
3.875% due 04/15/2029		6,448	8,333
U.S. Treasury Bond
4.500% due 02/15/2036		500	479
U.S. Treasury Notes
4.500% due 02/28/2011		100	100
4.500% due 11/15/2015		600	594

Total U.S. Treasury Obligations (Cost $175,783)			175,526

MORTGAGE-BACKED SECURITIES 1.0%
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		461	454
Countrywide Home Loan Mortgage Pass-Through Trust
3.795% due 11/19/2033		39	38
First Horizon Alternative Mortgage Securities
4.744% due 06/25/2034		59	59
GGP Mall Properties Trust
5.007% due 11/15/2011		1	1
Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045		60	60
Harborview Mortgage Loan Trust
5.570% due 03/19/2037		195	195
Lehman XS Trust
5.410% due 06/25/2036		189	187
5.410% due 04/25/2046		343	343
Mastr Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		100	96
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		92	92
5.018% due 01/25/2035		82	82

Total Mortgage-Backed Securities (Cost $1,608)			1,607

ASSET-BACKED SECURITIES 2.5%
ACE Securities Corp.
5.440% due 10/25/2035		131	131
Argent Securities, Inc.
5.450% due 10/25/2035		26	26
5.470% due 02/25/2036		165	165
5.410% due 03/25/2036		124	124
5.400% due 05/25/2036		134	134
Asset-Backed Funding Certificates
5.440% due 08/25/2035		25	25
Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034		26	26
Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035		9	9
5.410% due 12/27/2036		168	168
Countrywide Asset-Backed Certificates
5.430% due 08/25/2035		23	23
5.520% due 08/25/2035		100	100
5.460% due 02/25/2036		76	76
5.400% due 03/25/2036		231	232
5.400% due 04/25/2036		77	77
FBR Securitization Trust
5.510% due 09/25/2035		99	99
5.440% due 10/25/2035		267	267
5.450% due 10/25/2035		34	34
First Franklin Mortgage Loan Asset-Backed Certificates
5.420% due 01/25/2036		221	221
First NLC Trust
5.440% due 12/25/2035		50	50
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		38	38
Fremont Home Loan Trust
5.420% due 01/25/2036		189	189
GSAMP Trust
5.440% due 01/25/2036		134	134
Home Equity Asset Trust
5.440% due 02/25/2036		54	54
5.410% due 05/25/2036		74	74
HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035		70	70
Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036		207	208
5.430% due 03/25/2036		59	59
JPMorgan Mortgage Acquisition Corp.
5.400% due 01/25/2026		86	86
Long Beach Mortgage Loan Trust
5.530% due 11/25/2034		44	44
5.410% due 02/25/2036		60	60
Merrill Lynch Mortgage Investors, Inc.
5.410% due 01/25/2037		62	62
Nelnet Student Loan Trust
5.575% due 07/25/2016		100	100
New Century Home Equity Loan Trust
5.440% due 09/25/2035		21	21
Nomura Asset Acceptance Corp.
5.470% due 01/25/2036		67	67
Residential Asset Mortgage Products, Inc.
5.410% due 12/25/2007		58	59
Residential Asset Securities Corp.
5.430% due 09/25/2025		4	4
5.430% due 05/25/2027		83	83
Residential Funding Mortgage Securities II, Inc.
5.470% due 05/25/2015		113	113
SACO I, Inc.
5.440% due 10/25/2033		56	56
Securitized Asset-Backed Receivables LLC Trust
5.400% due 10/25/2035		45	45
Soundview Home Equity Loan Trust
5.440% due 05/25/2035		29	29
5.400% due 03/25/2036		55	55
Structured Asset Investment Loan Trust
5.420% due 07/25/2035		22	22
Structured Asset Securities Corp.
5.460% due 12/25/2035		210	211
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		31	32
USAA Auto Owner Trust
5.030% due 11/17/2007		94	94
Wachovia Mortgage Loan Trust LLC
5.440% due 10/25/2035		17	17

Total Asset-Backed Securities (Cost $4,070)			4,073

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 06/07/2007		7,000	56
		# of Contracts
U.S. Treasury 30-Year Bond December Futures (CBOT)
Strike @ $118.000 Exp. 11/21/2006		75	2

Total Purchased Call Options (Cost $31)			58

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006		50	0
Strike @ $92.500 Exp. 12/18/2006		53	1
Strike @ $92.750 Exp. 12/18/2006		16	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		83	1
90-Day Eurodollar September Futures (CME)
Strike @ $91.500 Exp. 09/17/2007		50	0
Strike @ $92.000 Exp. 09/17/2007		1	0
U.S. Treasury 10-Year Note December Futures (CBOT)
Strike @ $100.000 Exp. 11/21/2006		122	2
Strike @ $101.000 Exp. 11/21/2006		209	3
		Notional Amount (000s)
Treasury Inflation Protected Securities (OTC)
Strike @ $50.000 Exp. 11/20/2006		$15,700	0
Strike @ $66.000 Exp. 12/18/2006		22,000	0
Strike @ $78.000 Exp. 12/12/2006		14,000	0
Strike @ $82.000 Exp. 10/13/2006		8,000	0
Strike @ $94.000 Exp. 11/20/2006		4,200	0
Strike @ $95.000 Exp. 12/18/2006		7,000	0
Strike @ $95.281 Exp. 10/13/2006		12,000	0

Total Purchased Put Options (Cost $28)			7

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 64.9%
Certificates of Deposit 0.2%
Citibank New York N.A.
5.365% due 11/17/2006		400	400

Commercial Paper 49.1%
Abbey National N.A. LLC
5.260% due 11/30/2006		400	397
5.245% due 01/08/2007		4,600	4,533
Bank of America Corp.
5.275% due 12/01/2006		400	396
Bank of Ireland
5.355% due 11/03/2006		1,100	1,095
5.260% due 12/05/2006		4,000	3,961
Barclays U.S. Funding Corp.
5.385% due 10/26/2006		3,100	3,089
5.300% due 11/15/2006		1,900	1,888
5.235% due 12/22/2006		300	296
BNP Paribas Finance
5.265% due 11/22/2006		4,600	4,566
CBA (de) Finance
5.245% due 10/23/2006		300	299
CDC Commercial Paper, Inc.
5.250% due 10/16/2006		400	399
Danske Corp.
5.375% due 10/26/2006		4,300	4,284
5.275% due 11/20/2006		700	695
5.265% due 12/27/2006		400	395
Dexia Delaware LLC
5.370% due 10/10/2006		1,700	1,698
5.265% due 11/21/2006		3,300	3,276
5.250% due 12/20/2006		300	297
DnB NORBank ASA
5.275% due 11/13/2006		4,700	4,671
Fortis Funding
5.240% due 10/25/2006		4,300	4,285
General Electric Capital Corp.
5.343% due 10/10/2006		2,000	1,998
5.270% due 11/14/2006		4,600	4,571
HBOS Treasury Services PLC
5.380% due 10/12/2006		1,800	1,797
5.370% due 10/25/2006		2,400	2,392
5.260% due 12/06/2006		400	396
5.260% due 12/08/2006		900	891
ING U.S. Funding LLC
5.250% due 12/08/2006		300	297
Rabobank USA Financial Corp.
5.270% due 10/02/2006		300	300
5.360% due 10/02/2006		100	100
San Paolo IMI U.S. Financial Co.
5.265% due 12/01/2006		400	396
Skandinaviska Enskilda Banken
5.360% due 10/27/2006		4,300	4,284
5.270% due 11/16/2006		1,100	1,092
Societe Generale N.A.
5.370% due 10/10/2006		900	899
5.265% due 11/17/2006		400	397
5.290% due 12/18/2006		2,400	2,372
5.245% due 01/08/2007		1,800	1,774
Spintab AB
5.350% due 11/02/2006		2,800	2,787
5.270% due 11/17/2006		400	397
Stadshypoket Delaware, Inc.
5.270% due 11/21/2006		400	397
Swedbank, Inc.
5.360% due 11/01/2006		2,200	2,190
TotalFinaElf Capital S.A.
5.360% due 10/02/2006		4,700	4,700
UBS Finance Delaware LLC
5.340% due 10/02/2006		300	300
Westpac Capital Corp.
5.265% due 11/21/2006		4,700	4,666

			79,913

Repurchase Agreements 6.8%
Credit Suisse First Boston
5.050% due 10/02/2006		9,500	9,500
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 11/15/2012 valued at $9,787. Repurchase proceeds are $9,504.)
Lehman Brothers Inc.
5.050% due 10/02/2006		300	300
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.875% due 04/30/2011 valued at $310. Repurchase proceeds are $300.)
State Street Bank
4.900% due 10/02/2006		1,287	1,287
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $1,315. Repurchase proceeds are $1,287.)

			11,087

Germany Treasury Bills 0.2%
2.704% due 10/18/2006	EUR	190	241

Netherlands Treasury Bills 6.7%
2.914% due 10/31/2006		8,630	10,918

U.S. Treasury Bills 1.9%
4.174% due 11/30/2006-12/14/2006 (b)(d)		$3,145	3,112

Total Short-Term Instruments (Cost $105,678)			105,671

Total Investments (a) (Cost $346,633)		209.6%	$341,123
Written Options (f) (Premiums $101)		(0.1%)	(144)
Other Assets and Liabilities (Net)		(109.5%)	(178,247)

Net Assets		100.0%	$162,732

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) As of September 30, 2006, portfolio securities with an aggregate market value of $42,145 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $440 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	48	$15
90-Day Eurodollar June Futures	Long	06/2007	15	(9)
90-Day Eurodollar September Futures	Long	09/2007	44	(4)
Euro-Bund 10-Year Note December Futures	Long	12/2006	5	4
U.S. Treasury 10-Year Note December Futures	Long	12/2006	124	129
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	80	(186)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	35	26

				$(25)

(e) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	500	$4
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		1,700	6
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		200	10
JPMorgan Chase & Co.	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		600	0
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		1,100	0
UBS Warburg LLC	1-month EUR-LIBOR	Receive	2.275%	10/15/2016		400	0
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		400	0
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	2,800	15
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		300	8
JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		100	0
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		$900	8
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,050	(31)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2021		1,800	(79)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		1,800	(105)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		500	5
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		300	(6)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		300	(9)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2036		1,600	(95)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/18/2009		17,000	57

							$(212)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Morgan Stanley 6.600% due 04/01/2012	Buy	(0.068%)	06/20/2007	$1,000	$0

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	13,580,000	$166
Morgan Stanley	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	12,380,000	151

					$317

(f) Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Note December Futures	$113.000	11/21/2006	$9	$4	$7
Put - CBOT U.S. Treasury 30-Year Note December Futures	108.000	11/21/2006	9	4	1
Call - CBOT U.S. Treasury 30-Year Note December Futures	112.000	11/21/2006	24	15	30
Put - CBOT U.S. Treasury 30-Year Note December Futures	106.000	11/21/2006	24	5	0

				$28	$38

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$3,000	$16	$51
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	2,000	22	1
Put - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	2,000	19	36
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	1,000	9	18

							$73	$106

(g) Forward foreign currency contracts outstanding on September 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation/	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	EUR	7,199	10/2006	$21	$0	$21
Buy	JPY	522,892	11/2006	0	(140)	(140)

				$21	$(140)	$(119)

Schedule of Investments

Emerging Markets Bond Portfolio

September 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
ARGENTINA 1.5%
Argentina Bonos
5.590% due 08/03/2012		$3,910	$2,755

Total Argentina (Cost $2,756)			2,755

BARBADOS 0.1%
Empresa Energetica de Sergipe & Sociedade Anonima de Eletrif
10.500% due 07/19/2013		200	207

Total Barbados (Cost $206)			207

BRAZIL 20.7%
Brazilian Government International Bond
10.000% due 08/07/2011		$1,250	1,473
11.000% due 01/11/2012		1,160	1,423
10.250% due 06/17/2013		50	61
10.500% due 07/14/2014		2,085	2,625
7.875% due 03/07/2015		3,625	3,982
8.000% due 01/15/2018		2,958	3,257
8.875% due 10/14/2019		2,250	2,674
8.875% due 04/15/2024		350	422
8.750% due 02/04/2025		1,700	2,029
10.125% due 05/15/2027		1,740	2,339
8.250% due 01/20/2034		5,690	6,558
7.125% due 01/20/2037		220	225
11.000% due 08/17/2040		8,396	10,946
CSN Islands VII Corp.
10.750% due 09/12/2008		200	217
Petrobras International Finance Co.
7.750% due 09/15/2014		250	278

Total Brazil (Cost $35,931)			38,509

CAYMAN ISLANDS 0.1%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$145	146

Total Cayman Islands (Cost $145)			146

CHILE 0.7%
Chile Government International Bond
5.625% due 07/23/2007		$915	918
Corporcion Nacional del Cobre de Chile - CODELCO
5.625% due 09/21/2035		200	193
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		200	225

Total Chile (Cost $1,348)			1,336

CHINA 0.8%
China Development Bank
5.000% due 10/15/2015		$500	484
Export-Import Bank of China
4.875% due 07/21/2015		550	529
Sino-Forest Corp.
9.125% due 08/17/2011		500	516

Total China (Cost $1,571)			1,529

COLOMBIA 2.0%
Colombia Government International Bond
9.750% due 04/23/2009		$220	241
10.000% due 01/23/2012		100	117
10.750% due 01/15/2013		400	490
8.250% due 12/22/2014		2,325	2,578
10.375% due 01/28/2033		225	307

Total Colombia (Cost $3,608)			3,733

DENMARK 0.5%
Dresdner Bank AG for Kyivstar GSM
7.750% due 04/27/2012		$1,000	1,014

Total Denmark (Cost $1,016)			1,014

ECUADOR 2.1%
Ecuador Government International Bond
9.000% due 08/15/2030		$4,170	3,852

Total Ecuador (Cost $3,641)			3,852

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011		$557	544

Total Egypt (Cost $555)			544

EL SALVADOR 0.5%
AES El Salvador Trust
6.750% due 02/01/2016		$700	695
El Salvador Government International Bond
8.500% due 07/25/2011		150	167

Total El Salvador (Cost $843)			862

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013		$570	665

Total Guatemala (Cost $570)			665

INDONESIA 0.7%
Indonesia Government International Bond
6.875% due 03/09/2017		$1,200	1,233

Total Indonesia (Cost $1,188)			1,233

KAZAKHSTAN 1.8%
ATF Bank
9.000% due 05/11/2016		$150	153
Intergas Finance BV
6.875% due 11/04/2011		600	615
Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		300	301
Kazkommerts International BV
8.500% due 04/16/2013		225	236
Tengizchevroil Finance Co.
6.124% due 11/15/2014		2,000	1,988

Total Kazakhstan (Cost $3,314)			3,293

LUXEMBOURG 1.2%
TNK-BP Finance S.A.
7.500% due 07/18/2016		$2,200	2,304

Total Luxembourg (Cost $2,240)			2,304

MALAYSIA 0.7%
Malaysia Government International Bond
8.750% due 06/01/2009		$120	130
7.500% due 07/15/2011		325	354
Petronas Capital Ltd.
7.000% due 05/22/2012		325	350
Tenaga Nasional Bhd
7.500% due 11/01/2025		250	291
TNB Capital Ltd.
5.250% due 05/05/2015		100	98

Total Malaysia (Cost $1,245)			1,223

MEXICO 14.3%
America Movil S.A. de C.V.
5.500% due 03/01/2014		$200	196
5.750% due 01/15/2015		100	99
Mexico Government International Bond
5.875% due 01/15/2014		75	77
11.375% due 09/15/2016		25	36
5.625% due 01/15/2017		650	644
8.125% due 12/30/2019		824	991
8.300% due 08/15/2031		2,415	3,018
7.500% due 04/08/2033		1,360	1,572
6.750% due 09/27/2034		2,300	2,447
Pemex Project Funding Master Trust
8.000% due 11/15/2011		250	275
7.375% due 12/15/2014		6,930	7,509
5.750% due 12/15/2015		7,100	6,946
9.250% due 03/30/2018		977	1,208
8.625% due 02/01/2022		1,200	1,444
6.625% due 06/15/2035		250	246

Total Mexico (Cost $26,157)			26,708

MOROCCO 0.1%
Kingdom of Morocco
0.009% due 01/05/2009		$125	126

Total Morocco (Cost $120)			126

NETHERLANDS 0.0%
HSBK Europe BV
7.750% due 05/13/2013		$100	102

Total Netherlands (Cost $100)			102

PAKISTAN 0.8%
Pakistan Government International Bond
7.125% due 03/31/2016		$1,550	1,524

Total Pakistan (Cost $1,535)			1,524

PANAMA 3.0%
Panama Government International Bond
9.625% due 02/08/2011		$210	241
9.375% due 07/23/2012		1,210	1,424
7.250% due 03/15/2015		1,150	1,233
7.125% due 01/29/2026		2,165	2,279
8.875% due 09/30/2027		80	99
9.375% due 04/01/2029		200	259

Total Panama (Cost $5,269)			5,535

PERU 2.6%
Peru Government International Bond
9.125% due 01/15/2008		$650	682
9.125% due 02/21/2012		1,470	1,694
5.000% due 03/07/2017		2,014	1,994
7.350% due 07/21/2025		500	535
Southern Copper Corp.
7.500% due 07/27/2035		100	105

Total Peru (Cost $4,815)			5,010

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$250	241

Total Qatar (Cost $250)			241

RUSSIA 14.0%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	200	268
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		$1,000	1,027
Gazprom International S.A.
7.201% due 02/01/2020		850	893
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	153
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		6,510	7,725
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		1,900	1,981
Russia Government International Bond
5.000% due 03/31/2030		10,035	11,225
Sistema Finance S.A.
10.250% due 04/14/2008		500	526
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		350	367
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,009
VTB Capital S.A. for Vneshtorgbank
6.174% due 09/21/2007		1,000	1,005

Total Russia (Cost $25,865)			26,179

SOUTH AFRICA 1.7%
South Africa Government International Bond
7.375% due 04/25/2012		$310	336
5.250% due 05/16/2013	EUR	400	525
6.500% due 06/02/2014		$750	789
8.500% due 06/23/2017		1,300	1,570

Total South Africa (Cost $3,152)			3,220

SOUTH KOREA 0.1%
Industrial Bank of Korea
4.000% due 05/19/2014		$110	106
Korea Development Bank
5.750% due 09/10/2013		15	15
KT Corp.
4.875% due 07/15/2015		100	95

Total South Korea (Cost $223)			216

TUNISIA 1.0%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	646
7.375% due 04/25/2012		$1,050	1,143

Total Tunisia (Cost $1,745)			1,789

UKRAINE 2.3%
Ukraine Government International Bond
11.000% due 03/15/2007		$67	68
8.235% due 08/05/2009		1,150	1,224
6.875% due 03/04/2011		800	812
7.650% due 06/11/2013		1,700	1,799
4.950% due 10/13/2015	EUR	300	357

Total Ukraine (Cost $4,186)			4,260

UNITED STATES 3.0%
Corporate Bonds & Notes 0.3%
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		$500	496

U.S. Government Agencies 2.6%
Fannie Mae
5.500% due 10/12/2036		5,000	4,928
U.S. Treasury Obligations 0.1%
U.S. Treasury Note
4.875% due 04/30/2011		282	285

Total United States (Cost $5,685)			5,709

URUGUAY 0.4%
Uruguay Government International Bond
8.000% due 11/18/2022		700	742

Total Uruguay (Cost $713)			742

VENEZUELA 6.8%
Venezuela Government International Bond
5.375% due 08/07/2010		$3,850	3,744
6.090% due 04/20/2011		1,450	1,438
10.750% due 09/19/2013		1,750	2,144
8.500% due 10/08/2014		500	555
5.750% due 02/26/2016		770	706
6.000% due 12/09/2020		1,800	1,616
7.650% due 04/21/2025		325	343
9.250% due 09/15/2027		1,305	1,601
9.375% due 01/13/2034		450	557

Total Venezuela (Cost $12,438)			12,704

VIETNAM 0.0%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$100	105

Total Vietnam (Cost $98)			105

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007		$70	1
90-Day Eurodollar September Futures (CME)
Strike @ $90.750 Exp. 09/17/2007		65	0

Total Purchased Put Options (Cost $1)			1

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 22.7%
Commercial Paper 20.4%
Bank of America Corp.
5.375% due 10/27/2006		$1,600	1,594
Danske Corp.
5.375% due 10/26/2006		2,000	1,993
5.270% due 12/27/2006		2,000	1,974
Dexia Delaware LLC
5.270% due 11/10/2006		4,900	4,872
General Electric Capital Corp.
5.370% due 10/10/2006		1,400	1,398
5.270% due 11/14/2006		2,600	2,584
HBOS Treasury Services PLC
5.370% due 10/25/2006		3,500	3,488
5.260% due 12/08/2006		1,800	1,782
Societe Generale N.A.
5.290% due 12/18/2006		4,400	4,349
5.266% due 12/21/2006		1,200	1,186
Spintab AB
5.350% due 11/02/2006		1,000	995
5.350% due 11/03/2006		3,500	3,483
TotalFinaElf Capital S.A.
5.360% due 10/02/2006		2,400	2,400
UBS Finance Delaware LLC
5.355% due 10/24/2006		4,700	4,684
Westpac Capital Corp.
5.265% due 11/21/2006		1,300	1,291

			38,073

Repurchase Agreement 1.9%
State Street Bank
4.900% due 10/02/2006		3,591	3,591
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $3,667. Repurchase proceeds are $3,592.)
U.S. Treasury Bills 0.4%
4.123% due 11/30/2006-12/14/2006 (b)(c)		705	697

Total Short-Term Instruments (Cost $42,365)			423,621

Total Investments (a) (Cost $194,894)		107.0%	$199,737
Written Options (e) (Premiums $50)		(0.0%)	(83)
Other Assets and Liabilities (Net)		(7.0%)	(13,059)

Net Assets		100.0%	$186,595

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) As of September 30, 2006, portfolio securities with an aggregate market value of $153 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $687 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	32	$26
90-Day Eurodollar December Futures	Long	12/2008	7	4
90-Day Eurodollar June Futures	Long	06/2007	227	97
90-Day Eurodollar June Futures	Long	06/2009	6	2
90-Day Eurodollar March Futures	Long	03/2007	30	16
90-Day Eurodollar March Futures	Long	03/2008	32	28
90-Day Eurodollar March Futures	Long	03/2009	220	84
90-Day Eurodollar September Futures	Long	09/2007	32	19
90-Day Eurodollar September Futures	Long	09/2008	73	43
U.S. Treasury 5-Year Note December Futures	Long	12/2006	207	135
U.S. Treasury 10-Year Note December Futures	Short	12/2006	11	(7)

				$447

(d) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BR-CDI-Compounded	Pay	15.125%	01/02/2009	BRL 500	$6
Barclays Bank PLC	BR-CDI-Compounded	Pay	15.060%	01/02/2009	600	9
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	14.280%	01/04/2010	1,000	0
Merrill Lynch & Co., Inc.	BR-CDI-Compounded	Pay	15.160%	01/02/2009	500	9
Merrill Lynch & Co., Inc.	BR-CDI-Compounded	Pay	14.360%	01/04/2010	1,000	0
Barclays Bank PLC	1-month MXN-LIBOR	Pay	8.780%	08/03/2016	MXN 3,400	(1)
Citibank N.A.	1-month MXN-LIBOR	Pay	8.770%	08/03/2016	3,400	(1)
Goldman Sachs & Co.	1-month MXN-LIBOR	Pay	8.865%	09/12/2016	5,000	1
JPMorgan Chase & Co.	1-month MXN-LIBOR	Pay	8.910%	07/26/2016	13,000	8
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	2,000	14
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2016	$600	18
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016	600	18

						$81

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%	03/20/2011	$500	$(2)
Barclays Bank PLC	Salomon Brothers (Gazprom) 9.125% due 04/25/2007	Sell	0.940%	05/20/2011	2,500	5
Barclays Bank PLC	RSHB Capital SA for OJSC Russian Agricultural Bank 6.875% due 11/29/2010	Sell	1.650%	07/20/2011	800	16
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	2,000	11
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	1,000	6
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%	09/20/2011	1,000	7
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150)%	08/20/2016	1,000	(9)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170)%	08/20/2016	1,000	(10)
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	100	0
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	75	0
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%	08/20/2011	1,000	6
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%	09/20/2011	750	17
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	1,600	197
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.500%	04/20/2016	1,000	17
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	1,400	16
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190)%	08/20/2016	1,000	(12)
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.150)%	10/20/2008	500	6
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%	06/20/2011	500	14
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%	07/20/2011	261	1
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.650)%	10/20/2011	500	6
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	5,200	(10)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	290	7
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	350	39
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	1,000	(2)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	450	70
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	525	51
Morgan Stanley	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(2.420)%	09/20/2008	1,000	42
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.760%	03/20/2010	250	(1)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200)%	10/20/2010	400	(10)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	1,000	8
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.100%	08/20/2016	250	1
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	1,000	0
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	1,000	8
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	200	0
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	100	0
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%	06/20/2011	200	6

						$501

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(e) Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$113.000	11/21/2006	21	$9	$16
Call - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/21/2006	50	23	65
Put - CBOT U.S. Treasury 30-Year Bond December Futures	107.000	11/21/2006	21	6	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	50	12	1

				$50	$83

(f) Forward foreign currency contracts outstanding on September 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	600	10/2006	$4	$0	$4
Sell		601	10/2006	0	(2)	(2)
Buy		601	12/2006	1	0	1
Buy	CLP	30,502	10/2006	1	(1)	0
Sell		30,502	10/2006	0	0	0
Buy		19,000	11/2006	0	0	0
Buy		9,500	12/2006	0	0	0
Buy		30,502	02/2007	0	0	0
Buy	CNY	5,553	03/2007	0	(5)	(5)
Buy		896	09/2007	1	0	1
Buy	EUR	100	10/2006	0	0	0
Sell		1,611	10/2006	4	0	4
Buy	IDR	3,359,122	02/2007	5	0	5
Buy	INR	1,143	11/2006	0	0	0
Buy		7,925	03/2007	1	0	1
Buy	JPY	208,025	11/2006	0	(56)	(56)
Buy	KRW	17,200	11/2006	0	0	0
Buy		98,900	12/2006	1	0	1
Buy		58,626	02/2007	1	0	1
Buy		215,385	03/2007	3	0	3
Buy	MXN	565	12/2006	0	0	0
Buy		303	01/2007	0	0	0
Buy	PLN	973	11/2006	0	(3)	(3)
Buy	RUB	5,670	12/2006	0	0	0
Buy		3,740	01/2007	0	0	0
Buy		25,260	09/2007	0	(1)	(1)
Buy	SGD	57	10/2006	0	0	0
Buy		728	11/2006	0	(6)	(6)
Buy	TWD	7,390	11/2006	0	(3)	(3)
Buy		5,110	02/2007	0	(3)	(3)
Buy	ZAR	2,577	10/2006	0	(44)	(44)
Sell		2,578	10/2006	30	0	30
Buy		793	12/2006	0	(2)	(2)

				$52	$(126)	$(74)

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
AUSTRALIA 0.0%
Medallion Trust
5.730% due 07/12/2031		$13	$13

Total Australia (Cost $13)			13

AUSTRIA 0.9%
Austria Government Bond
5.250% due 01/04/2011	EUR	300	405
3.800% due 10/20/2013		100	128

Total Austria (Cost $440)			533

CANADA 0.4%
Province of Ontario
6.200% due 06/02/2031	CAD	200	222

Total Canada (Cost $221)			222

CAYMAN ISLANDS 0.8%
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$200	202
Vita Capital Ltd.
6.830% due 01/01/2007		250	251

Total Cayman Islands (Cost $450)			453

DENMARK 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	63	11

Total Denmark (Cost $7)			11

FRANCE 1.8%
France Government Bond
4.000% due 10/25/2009	EUR	30	39
5.500% due 04/25/2010		110	148
5.750% due 10/25/2032		500	819

Total France (Cost $960)			1,006

GERMANY 18.6%
Amadeus Global Travel Distribution S.A.
5.813% due 04/08/2013	EUR	50	64
6.313% due 04/08/2014		50	64
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		30	38
Republic of Germany
4.500% due 07/04/2009		10	13
5.250% due 07/04/2010		1,400	1,876
5.250% due 01/04/2011		1,500	2,023
6.250% due 01/04/2024		600	986
6.500% due 07/04/2027		590	1,020
5.625% due 01/04/2028		2,650	4,177
4.750% due 07/04/2028		30	43
5.500% due 01/04/2031		100	158
4.750% due 07/04/2034		100	145

Total Germany (Cost $9,588)			10,607

ITALY 1.6%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EUR	360	466
4.250% due 11/01/2009		60	77
5.500% due 11/01/2010		110	149
Seashell Securities PLC
3.079% due 10/25/2028		94	119
Telecom Italia SpA
5.625% due 02/01/2007		70	89

Total Italy (Cost $864)			900

JAPAN 10.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	124
Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	83
Japan Government Bond
0.700% due 09/20/2008	JPY	10,000	85
1.500% due 03/20/2014		90,000	766
1.600% due 06/20/2014		240,000	2,053
1.600% due 09/20/2014		60,000	512
2.300% due 05/20/2030		10,000	84
2.400% due 03/20/2034		20,000	168
2.300% due 06/20/2035		70,000	577
2.500% due 09/20/2035		140,000	1,201
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	97

Total Japan (Cost $6,194)			5,750

JERSEY, CHANNEL ISLANDS 0.1%
Haus Ltd.
3.396% due 12/14/2037	EUR	44	56

Total Jersey, Channel Islands (Cost $43)			56

NETHERLANDS 0.2%
Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		$100	100

Total Netherlands (Cost $100)			100

SPAIN 7.5%
Santander U.S. Debt S.A. Unipersonal
5.540% due 02/06/2009		$200	200
Spain Government Bond
5.150% due 07/30/2009	EUR	1,210	1,597
4.000% due 01/31/2010		100	128
4.400% due 01/31/2015		1,800	2,394

Total Spain (Cost $4,115)			4,319

UNITED KINGDOM 8.3%
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	40	53
5.563% due 11/29/2049		$100	89
United Kingdom Gilt
5.000% due 03/07/2008	GBP	100	188
4.750% due 06/07/2010		600	1,123
4.250% due 03/07/2011		500	919
5.000% due 03/07/2012		500	951
4.750% due 09/07/2015		700	1,329
Vodafone Group PLC
5.424% due 06/29/2007		$100	100

Total United Kingdom (Cost $4,631)			4,752

UNITED STATES 36.6%
Asset-Backed Securities 5.7%
ACE Securities Corp.
5.435% due 07/25/2036		$188	189
5.450% due 08/25/2036		187	187
Amortizing Residential Collateral Trust
5.680% due 10/25/2031		3	3
5.620% due 07/25/2032		1	1
Amresco Residential Securities Mortgage Loan Trust
6.270% due 06/25/2029		2	2
Argent Securities, Inc.
5.450% due 02/25/2036		123	123
Capital One Auto Finance Trust
5.117% due 05/15/2007		28	28
Centex Home Equity
5.380% due 06/25/2036		170	170
Citibank Credit Card Issuance Trust
5.460% due 03/20/2009		200	200
Countrywide Asset-Backed Certificates
5.380% due 07/25/2046		191	191
CS First Boston Mortgage Securities
5.640% due 01/25/2032		3	3
First Alliance Mortgage Loan Trust
5.560% due 12/20/2027		3	3
First Franklin Mortgage Loan Asset-Backed Certificates
5.996% due 02/25/2034		3	3
GSR Mortgage Loan Trust
5.430% due 12/25/2030		111	112
Honda Auto Receivables Owner Trust
5.420% due 12/22/2008		100	100
IXIS Real Estate Capital Trust
5.390% due 08/25/2036		80	80
Long Beach Mortgage Loan Trust
5.604% due 10/25/2034		187	187
Morgan Stanley Dean Witter Capital I
5.660% due 07/25/2032		0	0
Morgan Stanley Home Equity Loans
5.400% due 02/25/2036		225	226
Newcastle Mortgage Securities Trust
5.400% due 03/25/2036		214	214
Novastar Home Equity Loan
5.605% due 04/25/2028		4	4
Quest Trust
5.882% due 06/25/2034		23	24
Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036		146	146
Residential Asset Securities Corp.
5.870% due 04/25/2032		7	7
5.580% due 07/25/2032		12	12
5.364% due 08/25/2036		192	192
SACO I, Inc.
5.390% due 05/25/2036		72	72
Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036		151	151
SLM Student Loan Trust
5.505% due 07/25/2013		2	2
5.495% due 01/26/2015		61	61
Soundview Home Equity Loan Trust
5.500% due 04/25/2035		16	16
Structured Asset Securities Corp.
5.675% due 01/25/2033		4	4
Wells Fargo Home Equity Trust
5.560% due 10/25/2035		223	223
5.570% due 11/25/2035		200	200
5.450% due 12/25/2035		140	140

			3,276

Corporate Bonds & Notes 5.7%
American Express Credit Corp.
5.390% due 05/18/2009		100	100
Bear Stearns Cos., Inc.
5.715% due 01/31/2011		200	201
BellSouth Corp.
5.580% due 08/15/2008		100	100
Charter One Bank N.A.
5.540% due 04/24/2009		250	250
CIT Group, Inc.
5.462% due 02/21/2008		100	100
Citigroup, Inc.
5.520% due 12/26/2008		100	100
CMS Energy Corp.
8.900% due 07/15/2008		100	105
7.500% due 01/15/2009		100	104
Comcast Corp.
5.800% due 07/14/2009		200	201
ConocoPhillips Australia Funding Co.
5.607% due 04/09/2009		200	200
HSBC Finance Corp.
5.500% due 01/19/2016		200	200
JP Morgan & Co., Inc.
8.019% due 02/15/2012		10	10
JP Morgan Chase Capital
6.550% due 09/29/2036		100	101
KFW International Finance, Inc.
1.750% due 03/23/2010	JPY	11,000	96
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		$100	105
Morgan Stanley
5.550% due 02/09/2009		200	200
Oracle Corp. & Ozark Holding, Inc.
5.730% due 01/13/2009		100	100
Sabre Holdings Corp.
7.350% due 08/01/2011		100	104
SB Treasury Co. LLC
9.400% due 12/29/2049		100	106
Toyota Motor Credit Corp.
5.372% due 10/12/2007		100	100
Transocean, Inc.
5.591% due 09/05/2008		100	100
Unicredito Italiano
5.397% due 12/03/2007		100	100
5.387% due 12/13/2007		100	100
US Bancorp
5.358% due 04/28/2009		100	100
Wachovia Bank N.A.
5.429% due 03/23/2009		250	250

			3,233

Mortgage-Backed Securities 6.5%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		250	248
Banc of America Mortgage Securities
5.000% due 05/25/2034		197	194
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		100	109
Countrywide Alternative Loan Trust
5.540% due 02/25/2036		273	273
5.610% due 02/25/2036		186	187
Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 02/25/2035		46	47
5.650% due 03/25/2035		352	352
5.560% due 05/25/2035		174	174
CS First Boston Mortgage Securities
6.500% due 04/25/2033		10	10
CS First Boston Mortgage Securities Corp.
5.872% due 08/25/2033		11	11
CSAB Mortgage-Backed Trust
5.485% due 06/25/2036		74	74
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		86	86
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		91	93
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		125	124
Indymac Index Mortgage Loan Trust
5.410% due 06/25/2046		177	177
Mellon Residential Funding Corp.
5.770% due 12/15/2030		57	57
MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025		21	21
Residential Accredit Loans, Inc.
5.540% due 03/25/2046		292	291
Sequoia Mortgage Trust
5.630% due 08/20/2032		23	23
Structured Asset Mortgage Investments, Inc.
5.620% due 09/19/2032		31	31
5.660% due 09/19/2032		20	20
5.680% due 03/19/2034		40	40
5.550% due 09/25/2035		293	294
Washington Mutual, Inc.
5.600% due 12/25/2027		90	90
5.121% due 10/25/2032		5	5
5.340% due 02/27/2034		30	31
5.640% due 12/25/2044		52	52
5.560% due 04/25/2045		57	57
5.412% due 06/25/2046		191	191
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		281	279
5.240% due 05/25/2036		87	88

			3,729

Municipal Bonds & Notes 0.4%
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		95	99
Lower Colorado River, Texas Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 05/15/2023		100	104

			203

		Shares
Preferred Stock 1.2%
DG Funding Trust
7.749% due 12/31/2049		65	683

		Principal Amount (000s)
U.S. Government Agencies 12.5%
Fannie Mae
4.192% due 11/01/2034		$384	379
4.681% due 02/25/2036		100	99
4.964% due 12/01/2034		56	55
5.000% due 09/01/2018 - 10/12/2036		625	604
5.450% due 03/25/2034		51	51
5.480% due 08/25/2034		46	46
5.500% due 11/01/2016 - 10/12/2036		2,530	2,501
5.632% due 10/01/2044		170	171
5.680% due 09/25/2042		93	94
6.000% due 10/12/2036 - 07/25/2044		1,060	1,065
Freddie Mac
4.677% due 03/01/2035		477	468
4.994% due 04/01/2035		479	474
5.000% due 11/15/2021 - 07/15/2025		327	326
5.632% due 10/25/2044		171	172
6.103% due 02/01/2029		32	32
6.530% due 11/26/2012		300	304
Government National Mortgage Association
4.375% due 04/20/2028 - 06/20/2030		28	29
Tennessee Valley Authority
4.875% due 12/15/2016		300	301

			7,171

U.S. Treasury Obligations 4.6%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007		255	253
0.875% due 04/15/2010		214	203
2.000% due 07/15/2014		324	318
3.625% due 04/15/2028		126	156
U.S. Treasury Bonds
8.875% due 02/15/2019		100	138
8.125% due 08/15/2019		300	396
7.875% due 02/15/2021		200	263
8.125% due 05/15/2021		400	538
6.250% due 08/15/2023		200	232
U.S. Treasury Notes
4.250% due 08/15/2013		100	98
U.S. Treasury Strips
0.000% due 11/15/2021 (c)		100	48

			2,643

Total United States (Cost $21,054)			20,938

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.6%
1-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 5.190% Exp. 05/09/2007		$61,400	192
2-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/18/2006		2,300	0
Strike @ 5.080% Exp. 04/19/2007		4,600	24
Strike @ 5.130% Exp. 10/25/2006		2,300	4
Strike @ 5.150% Exp. 05/08/2007		4,700	30
Strike @ 5.200% Exp. 05/09/2007		3,300	23
Strike @ 5.370% Exp. 07/02/2007		4,600	45
30-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 5.750% Exp. 04/27/2009		200	20
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY120.000 Exp. 09/26/2007		300	3
Strike @ JPY117.000 Exp. 12/11/2006		370	4

Total Purchased Call Options (Cost $218)			345

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC) Receive 3-month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009		$200	5

Total Purchased Put Options (Cost $14)			5

PURCHASED STRADDLE OPTIONS (g) 0.0%
Call & Put – OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 11/15/2006		$400	(2)
Call & Put – OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 01/17/2007		1,000	(6)
Call & Put – OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 03/20/2007		2,800	(8)

Total Purchased Put Options (Cost $0)			(16)

SHORT-TERM INSTRUMENTS 26.2%
Certificates of Deposit 0.4%
Countrywide Funding Corp.
5.360% due 08/16/2007		$200	200

Commercial Paper 24.0%
Bank of America Corp.
5.260% due 12/18/2006		400	395
Bank of Ireland
5.355% due 11/03/2006		500	498
Barclays U.S. Funding Corp.
5.300% due 11/15/2006		1,000	993
Danske Corp.
5.375% due 10/26/2006		1,500	1,494
Dexia Delaware LLC
5.270% due 11/10/2006		1,500	1,491
General Electric Capital Corp.
5.250% due 01/16/2007		1,500	1,476
HBOS Treasury Services PLC
5.370% due 10/25/2006		1,000	997
Societe Generale N.A.
5.370% due 10/10/2006		600	599
Spintab AB
5.350% due 11/02/2006		1,500	1,493
TotalFinaElf Capital S.A.
5.360% due 10/02/2006		1,300	1,300
UBS Finance Delaware LLC
5.375% due 10/11/2006		500	499
5.265% due 11/16/2006		1,000	993
Westpac Capital Corp.
5.270% due 11/16/2006		1,500	1,490

			13,718

Repurchase Agreement 0.9%
State Street Bank
4.900% due 10/02/2006		534	534
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $549. Repurchase proceeds are $534.)
U.S. Treasury Bills 0.9%

4.802% due 12/14/2006 (a)(e)		525	520

Total Short-Term Instruments (Cost $14,975)			14,972

Total Investments (b) (Cost $63,887)		113.7%	$64,966
Written Options (h) (Premiums $231)		(0.7%)	(390)
Other Assets and Liabilities (Net)		(13.0%)	(7,416)

Net Assets		100.0%	$57,160

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of September 30, 2006, portfolio securities with an aggregate market value of $378 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(c) Principal only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $519 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	40	$24
90-Day Eurodollar June Futures	Long	06/2008	11	(2)
90-Day Eurodollar September Futures	Long	09/2007	2	2
Euro-Bobl 5-Year Note December Futures	Long	12/2006	25	5
Euro-Bund 10-Year Note December Futures	Short	12/2006	41	35
Japan Government 10-Year Note December Futures	Long	12/2006	10	44
U.S. Treasury 5-Year Note December Futures	Long	12/2006	17	11
U.S. Treasury 10-Year Note December Futures	Long	12/2006	25	21
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	10	23

				$163

(f) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	700	$(6)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		400	3
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		500	0
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		300	(2)
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		300	1
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		200	(2)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		2,700	(35)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		1,500	18
Royal Bank of Canada	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	200	(7)
BNP Paribas Bank	6-month EUR-LIBOR	Pay	6.000%	06/18/2034	EUR	100	9
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		200	7
Citibank N.A.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		100	2
Citibank N.A.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		100	(2)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		200	(3)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		4,880	(143)
Goldman Sachs & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	0
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		500	(15)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(5)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		100	3
Morgan Stanley	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(3)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		1,200	(11)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		400	31
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		800	61
UBS Warburg LLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(7)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	1,100	(22)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		500	(5)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		200	5
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		1,800	10
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		300	5
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		100	3
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		200	(9)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		1,400	(29)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		1,000	(20)
Morgan Stanley	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		300	4
Goldman Sachs & Co.	3-month HKD-LIBOR	Receive	4.235%	12/17/2008	HKD	7,100	0
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	30,000	(6)
Deutsche Bank AG	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		100,000	2
Deutsche Bank AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		50,000	(10)
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		400,000	8
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.020%	05/18/2010		17,000	(6)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	1.300%	09/21/2011		40,000	0
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		350,000	(79)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		50,000	(10)
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		130,000	(18)
UBS Warburg LLC	6-month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	(6)
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		190,000	(17)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$200	(6)
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		500	30
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		400	(12)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		400	9
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		500	8
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		4,700	(98)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		800	(24)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		500	30
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		2,100	(63)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		2,600	42
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/20/2026		900	(52)

							$(442)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	13,000	$0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		$2,200	3
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%)	08/20/2016		1,200	(3)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	06/20/2007		100	0
Merrill Lynch & Co., Inc.	Sabre Holdings Corp 7.350% due 08/01/2011	Buy	(1.110%)	09/20/2011		100	0

							$0

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h) Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$107.000	11/21/2006	16	$7	$21
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	14	5	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	22	12	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	105.000	11/21/2006	5	2	0

				$26	$21

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD LIBOR	Receive	5.210%	10/25/2006	$1,000	$5	$7
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD LIBOR	Receive	4.560%	10/18/2006	1,000	10	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Receive	5.315%	05/09/2007	1,400	13	24
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD LIBOR	Receive	5.220%	04/19/2007	2,000	16	28
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD LIBOR	Receive	5.280%	05/08/2007	2,000	18	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD LIBOR	Receive	5.315%	05/09/2007	13,700	126	234
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD LIBOR	Receive	5.500%	07/02/2007	1,500	17	44

							$205	$369

(i) Forward foreign currency contracts outstanding on September 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	378	10/2006	$0	$(8)	$(8)
Sell		7	10/2006	0	0	0
Buy	BRL	32	10/2006	0	0	0
Sell		30	10/2006	0	0	0
Buy		30	12/2006	0	0	0
Buy		30	01/2007	0	0	0
Sell	CAD	251	10/2006	0	0	0
Buy	CLP	6,033	10/2006	0	0	0
Sell		6,032	10/2006	0	0	0
Buy		4,000	12/2006	0	0	0
Buy		6,032	02/2007	0	0	0
Buy	CNY	3,712	05/2007	0	(5)	(5)
Sell	DKK	178	12/2006	0	0	0
Buy	EUR	14	10/2006	0	0	0
Sell		10,173	10/2006	29	0	29
Sell	GBP	2,250	10/2006	48	0	48
Buy	HKD	475	11/2006	0	0	0
Buy	JPY	59,105	10/2006	0	(2)	(2)
Sell		490,144	11/2006	33	0	33
Buy	KRW	13,000	12/2006	0	0	0
Buy		98,732	02/2007	2	0	2
Buy		28,181	03/2007	0	0	0
Buy	MXN	277	12/2006	0	0	0
Buy		68	01/2007	0	0	0
Buy	NZD	29	10/2006	0	0	0
Sell		447	10/2006	0	(2)	(2)
Buy	PLN	34	10/2006	0	0	0
Sell		34	10/2006	0	0	0
Buy		47	11/2006	0	0	0
Buy		34	12/2006	0	0	0
Buy	RUB	320	12/2006	0	0	0
Buy		338	01/2007	0	0	0
Buy	SGD	176	11/2006	0	0	0
Buy	TWD	3,537	02/2007	0	(3)	(3)
Buy	ZAR	70	10/2006	0	(1)	(1)
Sell		70	10/2006	0	0	0
Buy		70	12/2006	0	0	0

				$112	$(21)	$91

Schedule of Investments

Global Bond Portfolio (Unhedged)

September 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BELGIUM 0.5%
Belgium Government Bond
4.250% due 09/28/2014	EUR	600	$790

Total Belgium (Cost $763)			790

BRAZIL 0.2%
Vale Overseas Ltd.
6.250% due 01/11/2016		$300	299

Total Brazil (Cost $300)			299

CANADA 0.4%
Province of Ontario
6.200% due 06/02/2031	CAD	500	555

Total Canada (Cost $552)			555

CAYMAN ISLANDS 0.5%
ASIF II
4.540% due 06/15/2007	CAD	200	179
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$400	404
Vita Capital Ltd.
6.830% due 01/01/2007		250	251

Total Cayman Islands (Cost $811)			834

FRANCE 1.0%
France Government Bond
6.500% due 04/25/2011	EUR	300	426
3.150% due 07/25/2032		108	179
5.750% due 10/25/2032		600	983

Total France (Cost $1,577)			1,588

GERMANY 13.9%
Amadeus Global Travel Distribution S.A.
5.813% due 04/08/2013	EUR	50	64
6.313% due 04/08/2014		50	64
Republic of Germany
5.250% due 01/04/2011		2,200	2,966
4.250% due 01/04/2014		1,400	1,840
4.250% due 07/04/2014		4,300	5,662
6.250% due 01/04/2024		600	986
6.500% due 07/04/2027		1,100	1,902
5.625% due 01/04/2028		3,550	5,596
4.750% due 07/04/2028		1,000	1,421
6.250% due 01/04/2030		400	685
5.500% due 01/04/2031		400	631
4.750% due 07/04/2034		100	145

Total Germany (Cost $21,137)			21,962

ITALY 0.3%
Seashell Securities PLC
3.079% due 10/25/2028	EUR	47	60
Siena Mortgages SpA
3.563% due 12/16/2038		262	334
Telecom Italia SpA
5.625% due 02/01/2007		60	77

Total Italy (Cost $443)			471

JAPAN 9.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	124
Japan Government Bond
0.700% due 09/20/2008	JPY	20,000	170
1.000% due 09/20/2010		100,000	847
1.500% due 03/20/2011		620,000	5,353
1.600% due 09/20/2013		10,000	86
1.500% due 03/20/2014		50,000	425
1.600% due 06/20/2014		120,000	1,026
1.600% due 09/20/2014		240,000	2,047
2.300% due 05/20/2030		7,000	59
2.400% due 03/20/2034		130,000	1,093
2.300% due 06/20/2035		130,000	1,071
2.500% due 09/20/2035		280,000	2,402
Resona Bank Ltd.
5.850% due 09/29/2049		$100	98
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	98
1.384% due 09/29/2049	JPY	100,000	861

Total Japan (Cost $16,364)			15,760

MEXICO 0.1%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	98

Total Mexico (Cost $97)			98

NETHERLANDS 1.1%
Dutch Mortgage-Backed Securities BV
3.693% due 10/02/2079	EUR	989	1,254
Netherlands Government Bond
4.250% due 07/15/2013		200	263
Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		$100	100

Total Netherlands (Cost $1,565)			1,617

SPAIN 5.2%
Banesto Banco de Emisiones
3.118% due 10/04/2006	EUR	100	127
Spain Government Bond
5.150% due 07/30/2009		900	1,188
4.750% due 07/30/2014		5,000	6,810

Total Spain (Cost $7,882)			8,125

UNITED KINGDOM 12.7%
HBOS Treasury Services PLC
5.920% due 09/29/2049		$200	194
Holmes Financing PLC
3.330% due 10/15/2009	EUR	100	127
3.350% due 07/25/2010		100	127
United Kingdom Gilt
5.000% due 03/07/2008	GBP	100	188
4.750% due 06/07/2010		7,520	14,072
4.250% due 03/07/2011		1,000	1,838
5.000% due 03/07/2012		200	380
4.750% due 09/07/2015		1,500	2,848
Vodafone Group PLC
5.424% due 06/29/2007		$300	300

Total United Kingdom (Cost $19,497)			20,074

UNITED STATES 39.9%
Asset-Backed Securities 6.0%
Accredited Mortgage Loan Trust
5.370% due 09/25/2036		$650	650
ACE Securities Corp.
5.440% due 10/25/2035		87	88
Aegis Asset-Backed Securities Trust
5.605% due 10/25/2034		19	19
Amortizing Residential Collateral Trust
5.680% due 10/25/2031		3	3
5.620% due 07/25/2032		1	1
Argent Securities, Inc.
5.450% due 10/25/2035		52	52
5.450% due 02/25/2036		370	370
Asset-Backed Funding Certificates
5.440% due 08/25/2035		4	4
Asset-Backed Securities Corp. Home Equity
5.440% due 11/25/2035		36	36
Bear Stearns Asset-Backed Securities, Inc.
5.500% due 12/25/2042		10	10
Capital One Auto Finance Trust
5.117% due 05/15/2007		83	83
Carrington Mortgage Loan Trust
5.450% due 09/25/2035		97	97
Centex Home Equity
5.380% due 06/25/2036		509	509
Countrywide Asset-Backed Certificates
5.360% due 01/25/2046		655	655
CS First Boston Mortgage Securities
5.640% due 01/25/2032		1	1
First Franklin Mortgage Loan Asset-Backed Certificates
5.996% due 02/25/2034		1	1
5.360% due 05/25/2036		512	513
GSAMP Trust
5.620% due 03/25/2034		61	61
Indymac Residential Asset-Backed Trust
5.425% due 08/25/2036		628	628
IXIS Real Estate Capital Trust
5.390% due 08/25/2036		241	241
Long Beach Mortgage Loan Trust
5.390% due 04/25/2036		346	346
Morgan Stanley ABS Capital I, Inc.
5.370% due 06/25/2036		550	551
Morgan Stanley Capital I
5.400% due 02/25/2036		413	414
Morgan Stanley Home Equity Loans
5.400% due 02/25/2036		451	451
Option One Mortgage Loan Trust
5.400% due 01/25/2036		415	415
Quest Trust
5.402% due 12/25/2035		62	62
Residential Asset Mortgage Products, Inc.
5.410% due 02/25/2036		418	418
5.410% due 10/25/2036		349	349
Residential Asset Securities Corp.
5.430% due 05/25/2027		42	42
5.390% due 04/25/2036		168	168
SACO I, Inc.
5.440% due 07/25/2035		4	4
5.390% due 05/25/2036		216	216
Saxon Asset Securities Trust
5.600% due 01/25/2032		3	3
Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036		453	453
Soundview Home Equity Loan Trust
5.500% due 04/25/2035		48	48
5.440% due 11/25/2035		84	84
Structured Asset Securities Corp.
5.722% due 05/25/2034		23	23
4.900% due 04/25/2035		66	63
5.440% due 11/25/2035		126	126
Truman Capital Mortgage Loan Trust
5.670% due 01/25/2034		31	31
Wells Fargo Home Equity Trust
5.560% due 10/25/2035		743	744
5.450% due 12/25/2035		491	492

			9,525

Convertible Bonds & Notes 0.1%
CNA Financial Corp.
6.000% due 08/15/2011		200	203

Corporate Bonds & Notes 6.5%
AT&T, Inc.
5.495% due 05/15/2008		600	601
Atlantic & Western Re Ltd.
11.508% due 01/09/2007		250	248
Autozone, Inc.
5.875% due 10/15/2012		100	100
Boston Scientific Corp.
6.000% due 06/15/2011		200	201
6.400% due 06/15/2016		200	202
Charter One Bank N.A.
5.540% due 04/24/2009		1,000	1,001
CIT Group, Inc.
5.462% due 02/21/2008		300	300
5.404% due 05/23/2008		100	100
5.500% due 06/08/2009		500	501
Citigroup, Inc.
5.520% due 12/26/2008		200	200
CMS Energy Corp.
8.900% due 07/15/2008		200	211
7.500% due 01/15/2009		100	104
ConocoPhillips Australia Funding Co.
5.607% due 04/09/2009		500	501
Dominion Resources, Inc.
5.790% due 09/28/2007		100	100
General Electric Capital Corp.
5.490% due 06/15/2009		600	602
Harrah’s Operating Co., Inc.
6.099% due 02/08/2008		100	100
HJ Heinz Co.
6.000% due 03/15/2012		100	102
6.428% due 12/01/2020		300	306
HSBC Finance Corp.
5.520% due 09/15/2008		100	100
5.480% due 06/19/2009		400	401
5.500% due 01/19/2016		200	200
JP Morgan Chase Capital
6.550% due 09/29/2036		400	405
Merrill Lynch & Co, Inc.
5.492% due 08/14/2009		100	100
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		100	105
Morgan Stanley
5.550% due 02/09/2009		500	501
Oracle Corp. & Ozark Holding, Inc.
5.730% due 01/13/2009		200	200
Sabre Holdings Corp.
7.350% due 08/01/2011		300	313
SB Treasury Co. LLC
9.400% due 12/29/2049		100	106
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	321
Toyota Motor Credit Corp.
5.372% due 10/12/2007		400	400
Unicredito Italiano
5.397% due 12/03/2007		300	300
5.387% due 12/13/2007		400	400
US Bancorp
5.358% due 04/28/2009		300	300
Wachovia Bank N.A.
5.429% due 03/23/2009		500	500
XL Capital Europe PLC
6.500% due 01/15/2012		100	104

			10,236

Mortgage-Backed Securities 6.8%
Banc of America Mortgage Securities
5.000% due 05/25/2034		262	259
Bear Stearns Commercial Mortgage Securities
5.440% due 03/15/2019		700	700
Countrywide Alternative Loan Trust
5.540% due 02/25/2036		454	455
5.610% due 02/25/2036		466	466
6.209% due 08/25/2036		674	685
Countrywide Home Loan Mortgage Pass-Through Trust
5.610% due 08/25/2034		22	22
5.710% due 09/25/2034		68	69
5.660% due 02/25/2035		46	47
5.650% due 03/25/2035		499	501
5.620% due 04/25/2035		43	44
5.560% due 05/25/2035		406	407
CS First Boston Mortgage Securities
6.500% due 04/25/2033		10	10
CSAB Mortgage-Backed Trust
5.422% due 06/25/2036		223	223
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		258	259
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		602	590
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		91	93
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		125	124
Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045		60	60
GSR Mortgage Loan Trust
3.405% due 06/01/2034		98	98
4.541% due 09/25/2035		255	251
Harborview Mortgage Loan Trust
5.700% due 02/25/2034		30	30
Indymac Index Mortgage Loan Trust
5.410% due 06/25/2046		531	531
Lehman XS Trust
5.410% due 04/25/2046		429	429
5.410% due 07/25/2046		661	654
Mellon Residential Funding Corp.
5.770% due 12/15/2030		57	57
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		81	80
Residential Accredit Loans, Inc.
5.540% due 03/25/2046		584	583
Sequoia Mortgage Trust
5.630% due 08/20/2032		18	19
Structured Asset Mortgage Investments, Inc.
5.680% due 03/19/2034		40	40
5.620% due 07/19/2034		31	31
5.550% due 09/25/2035		587	588
Washington Mutual, Inc.
5.600% due 12/25/2027		136	136
5.121% due 10/25/2032		5	5
5.340% due 02/27/2034		20	21
5.832% due 08/25/2042		55	55
5.640% due 12/25/2044		52	52
5.650% due 01/25/2045		52	52
5.620% due 10/25/2045		147	148
5.600% due 12/26/2045		309	310
5.384% due 07/25/2046		687	687
Wells Fargo Mortgage-Backed Securities Trust
4.750% due 10/25/2018		248	241
4.950% due 03/25/2036		469	465
5.240% due 05/25/2036		174	175

			10,752

Municipal Bonds & Notes 0.0%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028		25	26

		Shares
Preferred Stock 0.4%
DG Funding Trust
7.749% due 12/31/2049		0	610

		Principal Amount (000s )
U.S. Government Agencies 14.1%
Fannie Mae
4.192% due 11/01/2034		$384	379
4.401% due 10/01/2034		51	50
4.964% due 12/01/2034		56	55
5.000% due 11/01/2018 - 10/12/2036		883	858
5.450% due 03/25/2034		51	51
5.480% due 08/25/2034		46	46
5.500% due 10/01/2016 - 10/12/2036		6,601	6,532
5.580% due 08/25/2030		52	52
6.000% due 10/12/2036 - 07/25/2044		9,120	9,163
Freddie Mac
5.500% due 06/01/2035 - 10/12/2036		4,808	4,746
5.632% due 10/25/2044		284	287
6.103% due 02/01/2029		32	32
Government National Mortgage Association
5.125% due 11/20/2024		8	8

			22,259

U.S. Treasury Obligations 6.0%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010		214	203
3.000% due 07/15/2012		113	117
2.000% due 01/15/2014		110	108
2.000% due 07/15/2014		216	212
U.S. Treasury Bonds
8.750% due 05/15/2017		100	134
8.875% due 02/15/2019		200	276
8.125% due 08/15/2019		100	132
8.125% due 05/15/2021		1,100	1,479
8.000% due 11/15/2021		600	803
7.125% due 02/15/2023		600	754
6.250% due 08/15/2023		3,800	4,413
U.S. Treasury Notes
3.875% due 09/15/2010		30	29
4.250% due 08/15/2013		100	98
U.S. Treasury Strips
0.000% due 05/15/2017 (b)		430	261
0.000% due 08/15/2020 (b)		300	153
0.000% due 11/15/2021 (b)		600	289

			9,461

Total United States (Cost $63,147)			63,072

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.6%
1-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 5.190% Exp. 05/09/2007		$113,500	356
2-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/18/2006		4,700	0
Strike @ 5.000% Exp. 12/20/2007		12,200	88
Strike @ 5.080% Exp. 04/19/2007		4,600	24
Strike @ 5.130% Exp. 10/25/2006		4,700	7
Strike @ 5.150% Exp. 05/08/2007		23,300	147
Strike @ 5.200% Exp. 05/09/2007		10,600	73
Strike @ 5.370% Exp. 07/02/2007		12,500	124
Strike @ 5.500% Exp. 06/29/2007		10,800	126
30-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 5.750% Exp. 04/27/2009		100	10
8-Year Interest Rate Swap (OTC) Pay 6-month GBP-LIBOR Floating Rate Index
Strike @ 5.000% Exp. 06/15/2007	GBP	3,500	17
U.S. dollar versus Japanese Yen (OTC)
Strike @ JPY117.000 Exp. 12/11/2006		$740	9
Strike @ JPY120.000 Exp. 12/11/2006		50	0
Strike @ JPY120.000 Exp. 09/26/2007		800	7

Total Purchased Call Options (Cost $619)			988

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC) Receive 3-month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009		$100	3

		# of Contracts
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		161	1
U.S. Treasury 10-Year Note December Futures (CBOT)
Strike @ $101.000 Exp. 11/21/2006		52	1

Total Purchased Put Options			5

		Notional Amount (000s )
PURCHASED STRADDLE OPTIONS (h) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 11/15/2006		$3,000	(19)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 01/17/2007		2,000	(12)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 03/19/2007		3,900	(12)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 03/20/2007		2,600	(7)

Total Purchased Straddle Options (Cost $0)			(50)

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 23.7%
Certificates of Deposit 0.4%
Countrywide Funding Corp.
5.360% due 08/16/2007		$700	700

Commercial Paper 21.8%
Barclays U.S. Funding Corp.
5.275% due 11/21/2006		2,500	2,481
Danske Corp.
5.270% due 12/27/2006		3,100	3,060
Dexia Delaware LLC
5.265% due 11/21/2006		4,100	4,069
General Electric Capital Corp.
5.250% due 01/16/2007		4,000	3,937
HBOS Treasury Services PLC
5.260% due 12/08/2006		2,900	2,870
5.260% due 12/19/2006		700	692
Societe Generale N.A.
5.380% due 10/12/2006		800	799
5.290% due 12/18/2006		1,800	1,779
5.245% due 01/08/2007		2,100	2,069
Spintab AB
5.350% due 11/02/2006		2,000	1,991
Swedbank, Inc.
5.275% due 11/09/2006		1,800	1,790
Time Warner Telecom, Inc.
5.390% due 01/25/2007		300	295
TotalFinaElf Capital S.A.
5.360% due 10/02/2006		2,300	2,299
UBS Finance Delaware LLC
5.355% due 10/24/2006		2,200	2,192
Westpac Capital Corp.
5.270% due 11/16/2006		4,100	4,073

			34,396

Repurchase Agreement 0.7%
State Street Bank
4.900% due 10/02/2006		1,029	1,029
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $1,053. Repurchase proceeds are $1,029.)

U.S. Treasury Bills 0.8%
2.760% due 11/30/2006-12/14/2006 (c)(e)(f)		1,325	1,313

Total Short-Term Instruments (Cost $37,446)			37,438

Total Investments (a) (Cost $172,209)		110.0	$173,626
Written Options (i) (Premiums $669)		(0.7%)	(1,144)
Other Assets and Liabilities (Net)		(9.3%)	(14,617)

Net Assets		100.0%	$157,865

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) As of September 30, 2006, portfolio securities with an aggregate market value of $1,999 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal only security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on September 30, 2006.

(f) Securities with an aggregate market value of $817 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2007	79	$46
Euro-Bobl 5-Year Note December Futures Put Option Strike @ EUR106.250		12/2006	91	0
Euro-Bobl 5-Year Note December Futures	Long	12/2006	91	16
Euro-Bund 10-Year Note December Futures	Short	12/2006	77	63
Euro-Bund 10-Year Note December Futures Put Option Strike @ EUR110.000		12/2006	77	0
Japan Government 10-Year Note December Futures	Long	12/2006	20	90
U.S. Treasury 5-Year Note December Futures	Long	12/2006	23	15
U.S. Treasury 10-Year Note December Futures	Long	12/2006	309	320
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	27	49

				$599

(g) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD $	700	$(6)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		400	3
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	06/20/2009		0	0
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		3,900	4
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		2,300	(16)
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		3,100	9
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		1,800	(17)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		2,800	(33)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		1,600	19
Royal Bank of Canada	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	1,500	(54)
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	06/17/2010	EUR	10	0
BNP Paribas Bank	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		300	26
Citibank N.A.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		200	(4)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		700	(11)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		12,160	(382)
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		2,300	(67)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		900	30
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		1,300	(12)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,000	45
Morgan Stanley	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		3,300	(31)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		500	37
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		2,400	178
UBS Warburg LLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(7)
UBS Warburg LLC	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		200	11
Barclays Bank PLC	6-month GBP-LIBOR	Receive	5.000%	09/15/2015	GBP	1,100	(11)
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		1,600	9
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		200	3
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		200	6
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		300	10
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		2,800	(58)
Morgan Stanley	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		700	10
Goldman Sachs & Co.	3-month HKD-LIBOR	Receive	4.235%	12/17/2008	HKD	5,800	0
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	60,000	(12)
Deutsche Bank AG	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		100,000	2
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		910,000	(206)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		120,000	(24)
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		510,000	(109)
UBS Warburg LLC	6-month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	(6)
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		45,000	2
UBS Warburg LLC	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		420,000	(44)
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$1,000	59
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,500	(134)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		700	(1)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		8,200	(111)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	06/20/2008		1,200	4
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		800	18
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,400	(41)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		1,700	27
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		4,300	(90)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,000	59
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,700	(140)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		7,400	118
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		100	(3)

							$(941)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	47,000	$1
Barclays Bank PLC	XL Capital Ltd. 6.5005 due 01/15/2012	Buy	(0.310%)	03/20/2012		$100	0
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		100	0
Bear Stearns & Co., Inc.	H.J. Heinz Corp. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012		100	0
Citibank N.A.	Autozone Inc. 0.000% due 10/15/2012	Buy	(0.680%)	12/20/2012		100	0
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		100	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		3,200	4
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%	08/20/2011		2,300	11
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%)	08/20/2016		1,800	(4)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.140%)	08/20/2016		1,300	(10)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	06/20/2007		400	1
Merrill Lynch & Co., Inc.	Sabre Holdings Corp 7.350% due 08/01/2011	Buy	(1.110%)	09/20/2011		300	0

							$3

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(h) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i) Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$107.000	11/21/2006	40	$17	$53
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	35	12	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	36	21	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	105.000	11/21/2006	8	4	0

				$54	$54

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP 1,100	$18	$20
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$2,000	9	14
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	2,000	20	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.315%	05/09/2007	4,600	43	79
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/2007	5,300	77	90
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	2,000	16	28
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007	10,200	90	163
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	26,300	243	449
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	4,700	52	127
Call -OTC 7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	4,100	47	120

							$615	$1,090

(j) Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
U.S. Treasury Note	4.875%	05/31/2011	$200	$201	$206
U.S. Treasury Note	5.125%	05/15/2016	200	205	212

				$406	$418

(2) Market value includes $8 of interest payable on short sales.

(k) Forward foreign currency contracts outstanding on September 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	AUD	422	10/2006	0	$(3)	$(3)
Buy		1,013	10/2006	0	(20)	(20)
Sell		19	10/2006	0	0	0
Buy	BRL	60	10/2006	0	0	0
Sell		60	10/2006	0	0	0
Buy		60	12/2006	0	0	0
Buy		100	01/2007	0	0	0
Buy	CAD	3,476	10/2006	0	(17)	(17)
Sell		628	10/2006	0	0	0
Buy	CLP	6,033	10/2006	0	0	0
Sell		6,032	10/2006	0	0	0
Buy		10,300	12/2006	0	0	0
Buy		6,032	02/2007	0	0	0
Buy	CNY	9,364	05/2007	0	(12)	(12)
Buy	DKK	6,472	12/2006	0	(14)	(14)
Buy	EUR	16,363	10/2006	0	(48)	(48)
Sell		100	10/2006	0	0	0
Buy	GBP	186	10/2006	0	(1)	(1)
Sell		5,322	10/2006	113	0	113
Buy	INR	648	02/2007	0	0	0
Buy	JPY	4,094,452	10/2006	0	(251)	(251)
Buy	KRW	13,000	12/2006	0	0	0
Buy		235,698	02/2007	4	0	4
Buy		26,973	03/2007	0	0	0
Buy	MXN	457	12/2006	0	0	0
Buy		68	01/2007	0	0	0
Sell	NZD	1,198	10/2006	0	(6)	(6)
Buy	PLN	34	10/2006	0	0	0
Sell		34	10/2006	0	0	0
Buy		90	11/2006	0	0	0
Buy		34	12/2006	0	0	0
Buy	RUB	660	12/2006	0	0	0
Buy		458	01/2007	0	0	0
Buy	SEK	8,983	12/2006	0	(13)	(13)
Buy	SGD	439	11/2006	0	0	0
Buy	TWD	9,257	02/2007	0	(6)	(6)
Buy	ZAR	97	10/2006	0	(2)	(2)
Sell		97	10/2006	0	0	0
Buy		97	12/2006	0	0	0

				$117	$(393)	$(276)

Schedule of Investments

High Yield Portfolio

September 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 3.0%
Amadeus Global Travel Distribution S.A.
8.117% due 04/08/2013		$700	$705
8.617% due 04/08/2014		700	708
Centennial Cellular Operating Co. LLC
7.230% due 01/20/2011		22	22
7.318% due 01/20/2011		53	54
7.570% due 01/20/2011		38	38
7.749% due 01/20/2011		300	302
7.318% due 02/09/2011		38	38
7.749% due 02/09/2011		375	378
Charter Communications Operating LLC
7.755% due 04/25/2013		1,500	1,508
Georgia-Pacific Corp.
8.300% due 12/23/2013		2,000	2,021
Headwaters, Inc.
7.380% due 04/30/2011		1,348	1,347
HealthSouth Corp.
8.150% due 02/02/2013		1,900	1,909
Ineos Group Holdings PLC
2.275% due 10/07/2012		1,200	1,207
JSG Packaging
7.882% due 11/29/2013		650	654
8.382% due 11/29/2014		650	654
Reliant Resources, Inc.
7.705% due 12/22/2010		181	181
Roundy’s Supermarket, Inc.
8.390% due 11/01/2011		493	497
8.440% due 11/01/2011		500	505
8.330% due 11/03/2011		3	2
VNU/Nielson Finance LLC
5.000% due 08/08/2013		2,000	1,996

Total Bank Loan Obligations (Cost $14,701)			14,726

CORPORATE BONDS & NOTES 85.1%
Banking & Finance 12.7%
AES Ironwood LLC
8.857% due 11/30/2025		2,477	2,749
AES Red Oak LLC
8.540% due 11/30/2019		1,211	1,296
BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014		3,317	3,616
Bluewater Finance Ltd.
10.250% due 02/15/2012		2,200	2,238
Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)		1,000	1,005
Ferrellgas Escrow LLC
6.750% due 05/01/2014		2,100	2,063
Ford Motor Credit Co.
7.875% due 06/15/2010		500	487
9.750% due 09/15/2010		1,500	1,550
8.625% due 11/01/2010		260	259
7.375% due 02/01/2011		10,190	9,790
7.000% due 10/01/2013		2,500	2,323
Forest City Enterprises, Inc.
7.625% due 06/01/2015		1,225	1,256
General Motors Acceptance Corp.
7.250% due 03/02/2011		2,000	2,013
7.000% due 02/01/2012		3,000	2,993
6.875% due 08/28/2012		1,500	1,486
6.750% due 12/01/2014		2,000	1,956
8.000% due 11/01/2031		900	944
GMAC LLC
6.000% due 04/01/2011		1,194	1,146
K&F Acquisition, Inc.
7.750% due 11/15/2014		1,000	1,007
KRATON Polymers LLC
8.125% due 01/15/2014		1,700	1,653
Mirage Resorts, Inc.
7.250% due 08/01/2017		2,600	2,554
Petroleum Export Ltd. II
6.340% due 06/20/2011		1,392	1,365
Rotech Healthcare, Inc.
9.500% due 04/01/2012		3,575	2,467
Targeted Return Index Securities Trust
7.343% due 05/01/2016		4,125	4,134
Tenneco, Inc.
10.250% due 07/15/2013		2,600	2,834
8.625% due 11/15/2014		975	968
TNK-BP Finance S.A.
7.500% due 07/18/2016		1,000	1,047
Universal City Development Partners
11.750% due 04/01/2010		800	866
Universal City Florida Holding Co. I
8.375% due 05/01/2010		1,425	1,437
9.899% due 05/01/2010		175	181
Ventas Realty LP
9.000% due 05/01/2012		500	560
7.125% due 06/01/2015		1,500	1,551
6.750% due 04/01/2017		250	253
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,000	1,109

			63,156

Industrials 56.8%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015		600	549
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		1,850	1,845
7.400% due 04/01/2018		400	330
8.850% due 08/01/2030		703	594
Albertsons LLC
7.450% due 08/01/2029		1,500	1,397
Allied Waste North America, Inc.
7.875% due 04/15/2013		2,125	2,183
7.250% due 03/15/2015		4,600	4,588
7.125% due 05/15/2016		425	421
AmeriGas Partners LP
7.250% due 05/20/2015		1,850	1,852
7.125% due 05/20/2016		2,650	2,623
Arco Chemical Co.
10.250% due 11/01/2010		50	54
Armor Holdings, Inc.
8.250% due 08/15/2013		800	832
ArvinMeritor, Inc.
8.750% due 03/01/2012		3,225	3,104
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		1,050	1,026
Bowater Canada Finance
7.950% due 11/15/2011		2,415	2,318
Boyd Gaming Corp.
7.125% due 02/01/2016		1,450	1,410
Buhrmann US, Inc.
8.250% due 07/01/2014		1,000	992
7.875% due 03/01/2015		1,300	1,258
CanWest Media, Inc.
8.000% due 09/15/2012		1,520	1,509
Cascades, Inc.
7.250% due 02/15/2013		1,425	1,396
CCO Holdings LLC
8.750% due 11/15/2013		4,400	4,449
Celestica, Inc.
7.625% due 07/01/2013		1,175	1,172
Chart Industries, Inc.
9.125% due 10/15/2015		425	442
Charter Communications Operating LLC
8.000% due 04/30/2012		600	607
8.375% due 04/30/2014		1,750	1,787
Chesapeake Energy Corp.
7.500% due 09/15/2013		1,000	1,020
7.500% due 06/15/2014		75	76
7.000% due 08/15/2014		1,550	1,540
7.750% due 01/15/2015		1,000	1,025
6.375% due 06/15/2015		1,695	1,627
6.875% due 01/15/2016		1,200	1,179
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		1,400	1,400
Continental Airlines, Inc.
6.920% due 04/02/2013 (i)		793	807
7.373% due 12/15/2015		273	271
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		1,200	1,041
Corrections Corp. of America
6.750% due 01/31/2014		1,100	1,105
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		425	432
7.750% due 11/15/2015		1,400	1,424
CSC Holdings, Inc.
7.625% due 04/01/2011		4,625	4,770
7.875% due 02/15/2018		1,284	1,339
DaVita, Inc.
7.250% due 03/15/2015		3,350	3,308
Delhaize America, Inc.
9.000% due 04/15/2031		2,575	3,029
Delta Air Lines, Inc.
7.379% due 05/18/2010		211	212
7.570% due 11/18/2010		1,275	1,277
Dex Media West LLC
8.500% due 08/15/2010		1,250	1,297
9.875% due 08/15/2013		2,600	2,821
DirecTV Holdings LLC
8.375% due 03/15/2013		1,184	1,233
6.375% due 06/15/2015		2,225	2,103
Dresser, Inc.
9.375% due 04/15/2011		3,350	3,522
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		396	391
DRS Technologies, Inc.
7.625% due 02/01/2018		2,300	2,346
EchoStar DBS Corp.
6.375% due 10/01/2011		1,875	1,830
7.000% due 10/01/2013		625	614
6.625% due 10/01/2014		1,800	1,717
7.125% due 02/01/2016		2,900	2,817
El Paso Corp.
7.875% due 06/15/2012		4,155	4,332
8.050% due 10/15/2030		1,300	1,358
7.800% due 08/01/2031		1,200	1,236
7.750% due 01/15/2032		1,200	1,236
El Paso Production Holding Co.
7.750% due 06/01/2013		4,800	4,932
Encore Acquisition Co.
7.250% due 12/01/2017		900	871
Equistar Chemicals LP
10.125% due 09/01/2008		45	48
8.750% due 02/15/2009		485	504
Extendicare Health Services, Inc.
9.500% due 07/01/2010		800	843
Ferrellgas Partners LP
8.870% due 08/01/2009 (i)		1,200	1,253
8.750% due 06/15/2012		1,525	1,594
Fisher Communications, Inc.
8.625% due 09/15/2014		1,000	1,042
Ford Motor Credit Co.
7.450% due 07/16/2031		1,500	1,166
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		2,250	2,320
Gaylord Entertainment Co.
8.000% due 11/15/2013		1,000	1,022
General Motors Corp.
8.250% due 07/15/2023		1,800	1,568
Georgia-Pacific Corp.
7.700% due 06/15/2015		1,500	1,500
8.000% due 01/15/2024		775	767
7.375% due 12/01/2025		5,710	5,424
7.750% due 11/15/2029		300	289
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015		1,900	1,938
Greif, Inc.
8.875% due 08/01/2012		400	420
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		700	745
Hanover Compressor Co.
9.000% due 06/01/2014		500	532
Hanover Equipment Trust
8.750% due 09/01/2011		800	836
HCA, Inc.
7.875% due 02/01/2011		250	240
6.950% due 05/01/2012		3,100	2,724
6.250% due 02/15/2013		375	314
6.750% due 07/15/2013		2,700	2,292
7.190% due 11/15/2015		200	168
7.500% due 12/15/2023		400	312
7.580% due 09/15/2025		550	427
Herbst Gaming, Inc.
7.000% due 11/15/2014		2,000	1,950
Hertz Corp.
8.875% due 01/01/2014		3,025	3,184
Horizon Lines LLC
9.000% due 11/01/2012		2,016	2,087
Host Marriott LP
7.000% due 08/15/2012		100	102
7.125% due 11/01/2013		2,780	2,829
Ineos Group Holdings PLC
8.500% due 02/15/2016		1,825	1,747
Ingles Markets, Inc.
8.875% due 12/01/2011		1,450	1,519
Intelsat Bermuda Ltd.
8.250% due 01/15/2013		75	76
9.250% due 06/15/2016		1,275	1,347
11.250% due 06/15/2016		1,000	1,067
Intelsat Subsidiary Holding Co. Ltd.
10.484% due 01/15/2012		1,000	1,019
8.250% due 01/15/2013		325	331
8.625% due 01/15/2015		3,700	3,802
Invensys PLC
9.875% due 03/15/2011		748	812
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012		750	722
7.500% due 06/01/2013		775	719
JET Equipment Trust
10.000% due 06/15/2012 (b)		653	633
10.000% due 08/15/2012 (b)		352	288
JSG Holding PLC
9.625% due 10/01/2012		3,815	4,044
L-3 Communications Corp.
7.625% due 06/15/2012		1,450	1,501
6.375% due 10/15/2015		1,400	1,368
Legrand France
8.500% due 02/15/2025		475	540
Lyondell Chemical Co.
8.000% due 09/15/2014		625	636
8.250% due 09/15/2016		575	586
Mandalay Resort Group
9.375% due 02/15/2010		1,000	1,074
MGM Mirage
8.375% due 02/01/2011		825	864
6.625% due 07/15/2015		1,000	965
6.875% due 04/01/2016		850	825
Nalco Co.
7.750% due 11/15/2011		1,700	1,743
8.875% due 11/15/2013		700	733
Newfield Exploration Co.
6.625% due 04/15/2016		2,425	2,370
Norampac, Inc.
6.750% due 06/01/2013		875	831
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		1,500	1,584
Nortel Networks Ltd.
10.125% due 07/15/2013		800	848
10.750% due 07/15/2016		475	511
Northwest Pipeline Corp.
7.125% due 12/01/2025		500	505
Novelis, Inc.
7.250% due 02/15/2015		1,200	1,146
NPC International, Inc.
9.500% due 05/01/2014		2,050	2,030
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012		1,450	1,537
6.750% due 12/01/2014		2,175	2,077
Peabody Energy Corp.
6.875% due 03/15/2013		2,041	2,021
Pogo Producing Co.
7.875% due 05/01/2013		1,500	1,536
PQ Corp.
7.500% due 02/15/2013		2,225	2,125
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012		750	767
Primedia, Inc.
8.000% due 05/15/2013		400	365
Quiksilver, Inc.
6.875% due 04/15/2015		2,600	2,477
Qwest Communications International, Inc.
7.250% due 02/15/2011		3,625	3,643
7.500% due 02/15/2014		8,275	8,337
Reynolds American, Inc.
7.250% due 06/01/2013		1,000	1,034
7.625% due 06/01/2016		1,425	1,485
7.750% due 06/01/2018		825	866
RH Donnelley Corp.
6.875% due 01/15/2013		250	229
8.875% due 01/15/2016		2,200	2,217
Rhodia S.A.
7.625% due 06/01/2010		750	776
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,700	1,683
Rogers Cable, Inc.
6.750% due 03/15/2015		2,460	2,497
8.750% due 05/01/2032		800	948
Roseton
7.270% due 11/08/2010		2,525	2,564
7.670% due 11/08/2016		2,325	2,373
Sanmina-SCI Corp.
8.125% due 03/01/2016		975	960
SemGroup LP
8.750% due 11/15/2015		1,000	1,014
Seneca Gaming Corp.
7.250% due 05/01/2012		1,075	1,081
Sensata Technologies BV
8.000% due 05/01/2014		2,500	2,444
Service Corp. International
7.375% due 10/01/2014		550	556
7.625% due 10/01/2018		500	506
Smurfit Capital Funding PLC
7.500% due 11/20/2025		500	470
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		430	445
8.375% due 07/01/2012		2,000	1,930
Solectron Global Finance Ltd.
8.000% due 03/15/2016		500	498
Sonat, Inc.
7.000% due 02/01/2018		500	488
Station Casinos, Inc.
6.500% due 02/01/2014		1,200	1,130
6.875% due 03/01/2016		2,725	2,568
7.750% due 08/15/2016		2,375	2,476
Suburban Propane Partners LP
6.875% due 12/15/2013		2,750	2,668
Sungard Data Systems, Inc.
9.125% due 08/15/2013		3,600	3,744
Superior Essex Communications LLC
9.000% due 04/15/2012		500	510
Tenet Healthcare Corp.
7.375% due 02/01/2013		3,825	3,466
Triad Hospitals, Inc.
7.000% due 11/15/2013		3,125	3,051
Trinity Industries, Inc.
6.500% due 03/15/2014		780	766
TRW Automotive, Inc.
9.375% due 02/15/2013		2,025	2,167
United Airlines, Inc.
6.201% due 09/01/2008		148	148
6.602% due 09/01/2013		333	334
6.071% due 09/01/2014		295	295
Unity Media GmbH
10.375% due 02/15/2015		750	694
US Airways Inc.
9.330% due 01/01/2024 (b)		84	1
9.625% due 09/01/2024 (b)		1,016	4
Valero Energy Corp.
7.800% due 06/14/2010		850	916
Verso Paper Holdings LLC & Verson Paper, Inc.
9.125% due 08/01/2014		2,000	2,023
VWR International, Inc.
6.875% due 04/15/2012		1,560	1,560
8.000% due 04/15/2014		3,190	3,234
Williams Cos., Inc.
7.625% due 07/15/2019		4,950	5,173
7.875% due 09/01/2021		3,075	3,229
7.500% due 01/15/2031		650	645
7.750% due 06/15/2031		775	779
8.750% due 03/15/2032		200	220
Windstream Corp.
8.625% due 08/01/2016		750	806
Wynn Las Vegas LLC
6.625% due 12/01/2014		6,900	6,728
Xerox Corp.
7.625% due 06/15/2013		500	528
7.200% due 04/01/2016		1,025	1,081

			282,395

Utilities 15.6%
AES Corp.
8.750% due 05/15/2013		2,825	3,044
American Cellular Corp.
10.000% due 08/01/2011		1,350	1,421
Cincinnati Bell, Inc.
7.250% due 07/15/2013		2,500	2,569
8.375% due 01/15/2014		1,970	2,000
Citizens Communications Co.
9.000% due 08/15/2031		1,425	1,535
7.450% due 07/01/2035		250	228
CMS Energy Corp.
7.500% due 01/15/2009		875	906
7.750% due 08/01/2010		600	633
8.500% due 04/15/2011		1,000	1,085
6.300% due 02/01/2012		300	299
6.875% due 12/15/2015		1,000	1,015
Edison Mission Energy
7.500% due 06/15/2013		750	761
7.750% due 06/15/2016		1,000	1,018
El Paso Corp.
10.750% due 10/01/2010		1,500	1,658
9.625% due 05/15/2012		200	223
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		1,500	1,549
10.789% due 05/01/2013		500	514
Homer City Funding LLC
8.734% due 10/01/2026		983	1,094
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		1,050	1,084
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		1,000	925
Midwest Generation LLC
8.560% due 01/02/2016		4,487	4,770
8.750% due 05/01/2034		1,550	1,662
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		500	519
8.000% due 01/28/2012		450	458
MSW Energy Holdings II LLC
7.375% due 09/01/2010		650	653
MSW Energy Holdings LLC
8.500% due 09/01/2010		500	518
Nextel Communications, Inc.
7.375% due 08/01/2015		2,450	2,530
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	1,184
NRG Energy, Inc.
7.250% due 02/01/2014		3,125	3,109
7.375% due 02/01/2016		4,000	3,985
PSEG Energy Holdings LLC
8.500% due 06/15/2011		4,250	4,548
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		1,650	1,704
Qwest Corp.
8.875% due 03/15/2012		2,625	2,878
7.500% due 06/15/2023		3,000	2,985
7.200% due 11/10/2026		700	676
Reliant Energy, Inc.
9.250% due 07/15/2010		1,975	2,059
6.750% due 12/15/2014		3,075	2,940
Rogers Wireless, Inc.
7.500% due 03/15/2015		3,465	3,716
Rural Cellular Corp.
9.875% due 02/01/2010		1,775	1,859
Sierra Pacific Resources
7.803% due 06/15/2012		1,225	1,297
8.625% due 03/15/2014		1,250	1,356
6.750% due 08/15/2017		875	880
South Point Energy Center LLC
8.400% due 05/30/2012		1,217	1,187
TECO Energy, Inc.
6.750% due 05/01/2015		1,000	1,030
Tenaska Alabama Partners LP
7.000% due 06/30/2021		2,248	2,214
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		2,875	3,040

			77,318

Total Corporate Bonds & Notes (Cost $421,081)			422,869

CONVERTIBLE BONDS & NOTES 1.1%
Banking & Finance 0.7%
Deutsche Bank AG
1.800% due 05/29/2009		400	414
2.000% due 10/07/2009		650	652
IXIS Financial Products, Inc.
0.800% due 06/15/2009		350	352
1.650% due 06/15/2009		325	316
1.875% due 06/15/2009		350	335
Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (d)		350	379
2.070% due 06/15/2009 (d)		350	367
3.119% due 06/15/2009 (d)		350	373
Merrill Lynch & Co., Inc.
2.300% due 06/22/2009		325	339

			3,527

Utilities 0.4%
CMS Energy Corp.
2.875% due 12/01/2024		1,075	1,247
EchoStar Communications Corp.
5.750% due 05/15/2008		600	604

			1,851

Total Convertible Bonds & Notes (Cost $5,268)			5,378

FOREIGN CURRENCY-DENOMINATED ISSUES 3.3%
Cognis Holding GmbH
12.282% due 01/15/2015 (c)	EUR	118	141
Development Bank of Japan
2.875% due 12/20/2006	JPY	150,000	1,277
Ferrovial
5.000% due 04/07/2011	GBP	600	1,117
JSG Holding PLC
10.125% due 10/01/2012	EUR	650	909
11.500% due 10/01/2015		1,252	1,638
Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,220	3,051
Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2013		550	704
6.036% due 11/30/2014		550	707
8.250% due 05/01/2016		1,000	1,376
NTL Cable PLC
8.750% due 04/15/2014		1,000	1,328
SigmaKalon
4.742% due 06/30/2012		985	1,248
UPC Broadband Holding BV
4.986% due 03/31/2013		500	634
4.986% due 12/31/2013		500	634
UPC Holding BV
7.750% due 01/15/2014		600	732
8.625% due 01/15/2014		800	1,020

Total Foreign Currency-Denominated Issues (Cost $15,571)			16,516

		Shares
CONVERTIBLE PREFERRED STOCK 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		5,000	470

Total Convertible Preferred Stock (Cost $500)			470

PREFERRED SECURITIES 1.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,050	2,091
Xerox Capital Trust I
8.000% due 02/01/2027		3,100,000	3,178

Total Preferred Stock (Cost $5,360)			5,269

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.6%
Commercial Paper 3.8%
Bank of America Corp.
5.260% due 12/18/2006		$13,100	12,948
Danske Corp.
5.270% due 12/27/2006		6,100	6,021

			18,969

Repurchase Agreement 0.9%
State Street Bank
4.900% due 10/02/2006		4,511	4,511
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $4,605. Repurchase proceeds are $4,513.)

Netherlands Treasury Bills 0.4%
2.905% due 10/31/2006	EUR	1,500	1,897

Spain Treasury Bills 0.1%
2.956% due 12/22/2006		200	252

U.S. Treasury Bills 0.4%
4.879% due 11/30/2006-12/14/2006 (e)(f)		$2,120	2,102

Total Short-Term Instruments (Cost $27,741)			27,731

Total Investments (a) (Cost $490,222)		99.2%	$492,959
Written Options (h) (Premiums $40)		(0.0%)	(78)
Other Assets and Liabilities (Net)		0.8%	3,926

Net Assets		100.0%	$496,807

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) As of September 30, 2006, portfolio securities with an aggregate market value of $4,836 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Payment in-kind bond security.

(d) Reverse Repurchase Agreements

The average amount of borrowings outstanding during the three-months ended September 30, 2006 was $754 at a weighted average interest rate of 6.06%. On September 30, 2006, securities valued at $1,119 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(e) Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on September 30, 2006.

(f) Securities with an aggregate market value of $1,110 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	260	$156
90-Day Eurodollar December Futures	Long	12/2008	91	72
90-Day Eurodollar June Futures	Long	06/2008	78	25
90-Day Eurodollar June Futures	Long	06/2009	13	10
90-Day Eurodollar March Futures	Long	03/2008	198	105
90-Day Eurodollar March Futures	Long	03/2009	13	10
90-Day Eurodollar September Futures	Long	09/2008	91	72
U.S. Treasury 10-Year Note December Futures	Long	12/2006	130	146

				$596

(g) Swap agreements outstanding on September 30, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	300,000	$4
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006		$1,500	16
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011		16,500	0
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%	09/20/2007		400	3
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.480%	10/20/2011		2,000	13
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	09/20/2007		1,000	2
Deutsche Bank AG	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%	06/20/2007		2,500	6
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011		13,500	19
Goldman Sachs & Co.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.400%	03/20/2007		700	2
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010		500	12
JPMorgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007		1,400	40
JPMorgan Chase & Co.	Abitibi-Consolidated, Inc. 8.375% due 04/01/2015	Sell	1.500%	06/20/2007		500	0
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%	03/20/2007		1,000	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		5,400	30
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%)	08/20/2016		3,000	(28)
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007		1,300	5
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007		700	2
Morgan Stanley	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.800%	06/20/2010		2,000	6
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011		3,000	24
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011		5,400	32
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%)	08/20/2016		3,000	(32)

							$155

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(h) Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$109.000	11/21/2006	264	$30	$74
Put - CBOT U.S. Treasury 10-Year Note December Futures	105.000	11/21/2006	135	10	4

				$40	$78

(i) Restricted security as of September 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$1,002	$1,005	0.20%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	726	807	0.16%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,279	1,253	0.25%

				$3,007	$3,065	0.61%

(j) Forward foreign currency contracts outstanding on September 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	12,295	10/2006	$36	$0	$36
Buy	JPY	545,951	11/2006	0	(147)	(147)

				$36	$(147)	$(111)

Schedule of Investments

Long-Term U.S. Government Portfolio

September 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.4%
Banking & Finance 4.5%
Allstate Life Global Funding Trusts
5.545% due 01/25/2008	$200	$200
CIT Group, Inc.
5.546% due 08/17/2009	300	300
Citigroup, Inc.
5.525% due 01/30/2009	600	601
JPMorgan Chase Capital
6.550% due 09/29/2036	200	203
Lehman Brothers Holdings, Inc.
5.601% due 01/23/2009	1,400	1,402
Pricoa Global Funding I
5.565% due 01/25/2008	200	200
U.S. Trade Funding Corp.
4.260% due 11/15/2014	743	726
Wells Fargo & Co.
5.449% due 03/23/2010	400	401

		4,033

Industrials 0.6%
DaimlerChrysler N.A. Holding Corp.
5.820% due 03/13/2009	400	401
Walt Disney Co.
5.490% due 09/10/2009	100	100

		501

Utilities 0.3%
Verizon Global Funding Corp.
5.535% due 08/15/2007	300	300

Total Corporate Bonds & Notes (Cost $4,842)		4,834

MUNICIPAL BONDS & NOTES 1.1%
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	800	396
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	100	104
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	200	210
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	250	258

Total Municipal Bonds & Notes (Cost $898)		968

U.S. GOVERNMENT AGENCIES 43.4%
Fannie Mae
4.457% due 01/01/2033	114	114
4.500% due 06/25/2019	200	188
4.500% due 09/01/2035	471	441
5.000% due 11/01/2019 - 08/25/2033	797	748
5.250% due 06/15/2008	11,100	11,150
5.375% due 02/25/2022	150	144
5.410% due 07/25/2035	653	654
5.500% due 12/25/2035	110	107
5.500% due 10/12/2036	900	887
5.794% due 08/25/2021	25	25
5.800% due 02/09/2026	500	501
5.944% due 08/25/2022	14	14
6.080% due 09/01/2028	64	72
6.230% due 04/25/2032	34	35
6.244% due 04/25/2021	19	19
6.500% due 07/25/2031	562	583
Federal Farm Credit Bank
5.150% due 03/25/2020	250	250
Federal Home Loan Bank
3.875% due 10/23/2006	2,000	1,998
4.000% due 07/14/2008	1,000	982
5.120% due 01/10/2013	5,000	4,929
6.000% due 02/12/2021	50	54
6.125% due 06/08/2018	80	88
Federal Housing Administration
6.896% due 07/01/2020	413	417
Freddie Mac
3.750% due 11/15/2006	2,000	1,996
4.500% due 05/15/2025	1,000	913
5.000% due 03/18/2014 - 09/15/2035	2,000	1,898
5.400% due 03/17/2021	1,000	1,001
5.500% due 08/15/2030 - 06/15/2034	1,002	976
5.625% due 11/23/2035	900	883
5.632% due 10/25/2044	227	230
6.000% due 05/15/2036	3,060	3,018
6.075% due 02/15/2027	20	21
6.375% due 02/15/2021	26	26
7.000% due 07/15/2023 - 12/01/2031	87	90
8.250% due 06/01/2016	350	431
Government National Mortgage Association
4.500% due 08/20/2030	25	25
5.500% due 01/20/2036	519	492
6.000% due 08/20/2033	1,203	1,237
Small Business Administration Participation Certificates
5.240% due 08/01/2023	828	831
Tennessee Valley Authority
5.375% due 04/01/2056	300	309

Total U.S. Government Agencies (Cost $38,431)		38,777

U.S. TREASURY OBLIGATIONS 42.5%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (f)	3,275	3,248
2.375% due 01/15/2025	972	988
2.000% due 01/15/2026	1,538	1,476
U.S. Treasury Bonds
6.250% due 08/15/2023	8,500	9,871
4.500% due 02/15/2036	14,700	14,090
U.S. Treasury Strip
0.000% due 08/15/2019 (b)	15,400	8,332

Total U.S. Treasury Obligations (Cost $38,069)		38,005

MORTGAGE-BACKED SECURITIES 12.5%
Bear Stearns Adjustable Rate Mortgage Trust
5.062% due 03/25/2033	577	578
5.311% due 03/25/2033	155	155
4.813% due 01/25/2034	91	90
4.750% due 10/25/2035	500	489
4.750% due 11/25/2035	403	397
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,179	1,109
5.540% due 05/25/2035	278	279
Countrywide Home Loan Mortgage Pass-Through Trust
5.650% due 03/25/2035	468	470
5.670% due 06/25/2035	3,108	3,106
CS First Boston Mortgage Securities Corp.
6.230% due 11/25/2032	27	27
5.880% due 04/25/2033	22	22
First Republic Mortgage Loan Trust
5.680% due 11/15/2031	296	298
Freddie Mac
7.277% due 07/25/2011	150	151
Harborview Mortgage Loan Trust
5.550% due 05/19/2035	234	235
Impac CMB Trust
5.249% due 09/25/2034	757	737
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	534	520
MASTR Asset Securitization Trust
5.500% due 09/25/2033	455	446
Residential Accredit Loans, Inc.
5.730% due 01/25/2033	53	53
5.730% due 03/25/2033	112	112
Residential Funding Mortgage Security (I)
6.500% due 03/25/2032	103	104
Sequoia Mortgage Trust
5.670% due 06/20/2032	73	73
5.680% due 07/20/2033	502	506
Structured Asset Mortgage Investments, Inc.
5.660% due 09/19/2032	506	506
5.750% due 06/18/2033	149	149
Washington Mutual MSC Mortgage Pass-Through Certificates
6.370% due 02/25/2031	49	48
5.377% due 02/25/2033	35	35
6.734% due 02/25/2033	22	22
6.575% due 05/25/2033	25	25
Washington Mutual, Inc.
5.560% due 04/25/2045	227	227
5.667% due 10/25/2046	240	241

Total Mortgage-Backed Securities (Cost $11,234)		11,210

ASSET-BACKED SECURITIES 3.1%
Argent Securities, Inc.
5.376% due 10/25/2036	500	501
Bear Stearns Asset-Backed Securities, Inc.
5.830% due 11/25/2042	246	247
Chase Funding Mortgage Loan Asset-Backed Certificates
5.830% due 10/25/2031	23	23
First Franklin Mortgage Loan Asset-Backed Certificates
5.570% due 11/25/2034	3	3
LA Arena Funding LLC
7.656% due 12/15/2026	89	97
Peco Energy Transition Trust
6.130% due 03/01/2009	1	1
Renaissance Home Equity Loan Trust
5.770% due 08/25/2033	16	16
5.830% due 12/25/2033	81	81
Residential Asset Mortgage Products, Inc.
5.430% due 11/25/2024	23	23
5.410% due 05/25/2026	696	697
Residential Asset Securities Corp.
5.700% due 01/25/2033	112	112
SLM Student Loan Trust
5.595% due 04/25/2017	220	221
SMS Student Loan Trust
5.495% due 10/27/2025	64	64
Specialty Underwriting & Residential Finance
5.670% due 01/25/2034	12	12
Structured Asset Securities Corp.
5.614% due 01/25/2033	22	22
5.460% due 12/25/2035	526	526
White River Capital, Inc.
4.590% due 07/08/2008	7	7
Whole Auto Loan Trust
3.040% due 04/15/2009	91	91

Total Asset-Backed Securities (Cost $2,747)		2,744

SOVEREIGN ISSUES 3.0%
Financing Corp. Fico
10.700% due 10/06/2017	650	958
Overseas Private Investment Corp.
5.140% due 08/15/2007	362	362
5.590% due 08/15/2007	1,000	1,006
4.736% due 03/15/2022	400	384

Total Sovereign Issues (Cost $2,591)		2,710

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 07/02/2007	3,800	32
Strike @ 5.500% Exp. 06/29/2007	3,300	38

Total Purchased Call Options (Cost $36)		70

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	46	0
Strike @ $92.000 Exp. 12/18/2006	60	1
Strike @ $92.750 Exp. 12/18/2006	41	0
Strike @ $94.000 Exp. 12/18/2006	362	2
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007	15	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	20	0

Total Purchased Put Options (Cost $21)		3

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.8%
Certificates of Deposit 0.6%
Countrywide Funding Corp.
4.911% due 10/18/2006	$500	500

Repurchase Agreement 3.3%
State Street Bank
4.900% due 10/02/2006	2,963	2,963
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $3,023. Repurchase proceeds are $2,964.)
U.S. Treasury Bills 1.9%
4.637% due 11/30/2006-12/14/2006 (c)(e)(f)	1,715	1,696

Total Short-Term Instruments (Cost $5,161)		5,159

Total Investments (a)	116.9%	$104,480
(Cost $104,030)

Written Options (h)	(0.3%)	(236)
(Premiums $219)

Other Assets and Liabilities (Net)	(16.6%)	(14,870)

Net Assets	100.0%	$89,374

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) As of September 30, 2006, portfolio securities with an aggregate market value of $2,699 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Principal only security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on September 30, 2006.

(f) Securities with an aggregate market value of $1,146 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2006	156	$41
90-Day Eurodollar December Futures	Long	12/2007	211	30
U.S. Treasury 10-Year Note December Futures	Short	12/2006	25	13
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	302	404
U.S. Treasury 5-Year Note December Futures	Short	12/2006	1	0

				$488

(g) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2036	$6,700	$(257)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016	17,300	(515)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/20/2008	6,600	(62)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	17,700	488

						$(346)

(h) Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$94.500	12/18/2006	57	$17	$24
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	88	37	74

				$54	$98

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call—OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.500%	05/02/2008	$700	$14	$6
Put—OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.500%	05/02/2008	700	17	11
Call—OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	1,500	33	12
Put—OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	1,500	35	22
Call—OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	700	14	6
Put—OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	700	17	11
Call—OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	1,400	15	38
Call—OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	1,600	20	32

							$165	$138

(I) Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
Fannie Mae	6.000%	10/12/2036	$2,000	$2,003	$2,009
U.S. Treasury Bond	5.375%	02/15/2031	200	212	218

				$2,215	$2,227

à	Market value includes $2 of interest payable on short sales.

Schedule of Investments

Low Duration Portfolio

September 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 25.0%
Banking & Finance 17.8%
Aig-Fp Matched Funding
5.390% due 06/16/2008		$1,700	$1,713
American Express Credit Corp.
5.330% due 06/12/2007		1,000	1,000
American General Finance Corp.
5.429% due 03/23/2007		200	200
American International Group, Inc.
5.380% due 06/16/2009		1,100	1,102
ANZ National International Ltd.
5.539% due 08/07/2009		1,500	1,500
Bank of America Corp.
5.406% due 06/19/2009		6,100	6,106
Bear Stearns Cos., Inc.
5.635% due 04/29/2008		3,400	3,410
5.589% due 03/30/2009		2,900	2,904
5.489% due 08/21/2009		300	300
Caterpillar Financial Services Corp.
5.460% due 03/10/2009		6,400	6,411
5.470% due 05/18/2009		5,480	5,488
CIT Group, Inc.
5.404% due 05/23/2008		4,600	4,616
5.555% due 08/15/2008		300	301
5.540% due 12/19/2008		400	401
5.757% due 11/03/2010		1,400	1,406
Citigroup Global Markets Holdings, Inc.
5.490% due 03/17/2009		1,800	1,803
Citigroup, Inc.
4.200% due 12/20/2007		4,100	4,054
5.520% due 12/26/2008		200	200
5.525% due 01/30/2009		1,900	1,902
Ford Motor Credit Co.
7.750% due 02/15/2007		400	401
6.340% due 03/21/2007		1,800	1,796
7.200% due 06/15/2007		100	100
General Electric Capital Corp.
5.520% due 01/05/2009		2,500	2,503
5.570% due 01/20/2010		1,400	1,402
5.707% due 01/08/2016		300	300
Goldman Sachs Group, Inc.
5.605% due 10/05/2007		1,600	1,603
5.585% due 07/29/2008		1,700	1,704
5.477% due 12/22/2008		2,100	2,103
5.841% due 07/23/2009		1,300	1,310
HBOS Treasury Services PLC
5.547% due 07/17/2009		2,200	2,202
HSBC Bank USA N.A.
5.550% due 07/28/2008		3,100	3,106
5.530% due 06/10/2009		1,400	1,406
HSBC Finance Corp.
5.520% due 09/15/2008		500	502
5.531% due 12/05/2008		1,300	1,304
John Deere Capital Corp.
5.557% due 04/15/2008		1,200	1,201
5.399% due 07/15/2008		1,400	1,401
JPMorgan Chase & Co.
5.698% due 10/02/2009		3,500	3,517
Lehman Brothers Holdings, Inc.
5.378% due 11/24/2008		1,000	1,001
5.598% due 04/03/2009		1,700	1,702
5.492% due 08/21/2009		1,900	1,901
5.599% due 12/23/2010		900	902
5.718% due 07/18/2011		1,000	1,002
Merrill Lynch & Co., Inc.
5.490% due 06/16/2008		6,000	6,012
Morgan Stanley
5.330% due 01/22/2009		3,700	3,704
5.550% due 02/09/2009		1,100	1,102
5.748% due 01/18/2011		1,500	1,505
National Australia Bank Ltd.
5.430% due 09/11/2009		1,400	1,401
Pricoa Global Funding I
5.471% due 06/03/2008		3,000	3,005
5.540% due 07/27/2009		3,700	3,703
Prudential Financial, Inc.
4.104% due 11/15/2006		400	400
Royal Bank of Scotland Group PLC
5.390% due 12/21/2007		1,200	1,201
Santander U.S. Debt S.A. Unipersonal
5.434% due 09/21/2007		2,000	2,003
5.450% due 09/19/2008		2,800	2,804
SLM Corp.
5.625% due 07/27/2009		900	902
Unicredito Italiano
5.397% due 12/03/2007		5,400	5,403
Wachovia Bank N.A.
5.460% due 05/25/2010		6,000	6,006
Wells Fargo & Co.
5.340% due 03/10/2008		4,000	4,005
5.490% due 09/15/2009		2,600	2,607

			124,949

Industrials 4.2%
Altria Group, Inc.
7.650% due 07/01/2008		200	208
Anadarko Petroleum Corp.
5.790% due 09/15/2009		2,200	2,204
Clear Channel Communications, Inc.
6.000% due 11/01/2006		250	250
Comcast Corp.
5.800% due 07/14/2009		1,600	1,604
CSC Holdings, Inc.
7.875% due 12/15/2007		1,500	1,526
7.250% due 07/15/2008		3,500	3,553
DaimlerChrysler N.A. Holding Corp.
5.870% due 09/10/2007		4,758	4,770
Diageo Capital PLC
4.410% due 11/10/2008		2,600	2,602
El Paso Corp.
6.950% due 12/15/2007		1,980	2,010
FedEx Corp.
5.579% due 08/08/2007		1,300	1,302
General Electric Co.
5.430% due 12/09/2008		2,600	2,603
Hewlett-Packard Co.
5.524% due 05/22/2009		4,375	4,383
International Paper Co.
7.625% due 01/15/2007		250	251
Oracle Corp. & Ozark Holding, Inc.
5.730% due 01/13/2009		1,200	1,202
Transocean, Inc.
5.591% due 09/05/2008		1,300	1,301

			29,769

Utilities 3.0%
AT&T, Inc.
5.495% due 05/15/2008		5,900	5,906
BellSouth Corp.
5.580% due 08/15/2008		5,900	5,904
Entergy Mississippi, Inc.
4.350% due 04/01/2008		100	98
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		5,670	5,705
Telecom Italia Capital S.A.
6.108% due 07/18/2011		1,800	1,788
Telefonica Emisones SAU
5.690% due 06/19/2009		1,700	1,702

			21,103

Total Corporate Bonds & Notes (Cost $175,529)			175,821

U.S. GOVERNMENT AGENCIES 23.5%
Fannie Mae
3.716% due 07/01/2034		370	370
4.350% due 03/01/2035		370	371
4.503% due 05/01/2035		953	943
4.526% due 05/01/2035		964	957
4.542% due 09/01/2035		1,610	1,597
4.599% due 11/01/2035		1,779	1,765
4.655% due 08/01/2035		3,723	3,683
4.683% due 07/01/2035		611	604
5.000% due 03/01/2018 - 04/25/2033		65,699	64,609
5.450% due 03/25/2034		205	205
5.500% due 12/01/2009 - 10/12/2036		73,487	73,381
5.632% due 07/01/2042		658	662
5.680% due 09/25/2042 - 03/25/2044		1,912	1,921
5.682% due 09/01/2041		864	872
5.730% due 05/25/2031 - 11/25/2032		1,685	1,690
5.832% due 09/01/2040		19	19
5.984% due 09/01/2034		94	94
6.000% due 08/01/2016 - 03/01/2033		141	143
6.104% due 12/01/2036		98	99
6.411% due 11/01/2035		599	614
6.500% due 01/01/2033		27	28
Federal Housing Administration
6.390% due 10/01/2020		20	20
Freddie Mac
4.715% due 06/01/2035		2,617	2,562
4.922% due 07/01/2035		1,050	1,038
5.000% due 10/01/2018 - 07/15/2024		2,253	2,241
5.500% due 08/15/2030		9	9
5.590% due 08/25/2031		569	572
5.630% due 05/15/2036		1,100	1,099
5.632% due 02/25/2045		1,441	1,432
5.680% due 12/15/2030		622	624
5.730% due 06/15/2018		221	221
6.000% due 09/01/2016 - 02/01/2033		128	129
6.500% due 07/25/2043		199	203
Government National Mortgage Association
4.000% due 07/16/2027		233	231

Total U.S. Government Agencies (Cost $165,326)			165,008

MORTGAGE-BACKED SECURITIES 8.0%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,730	1,697
4.390% due 02/25/2045		707	688
Banc of America Funding Corp.
4.116% due 05/25/2035		8,322	8,116
Banc of America Mortgage Securities
6.500% due 10/25/2031		118	120
5.403% due 10/20/2032		4	4
Bear Stearns Adjustable Rate Mortgage Trust
5.330% due 01/25/2033		15	15
5.450% due 03/25/2033		54	54
5.062% due 04/25/2033		33	33
4.819% due 01/25/2034		151	149
4.750% due 11/25/2035		3,384	3,339
Bear Stearns Alt-A Trust
5.406% due 05/25/2035		1,100	1,104
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		871	864
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		22	22
6.000% due 10/25/2033		128	127
4.500% due 06/25/2035		3,309	3,267
5.610% due 02/25/2036		4,382	4,385
Countrywide Home Loan Mortgage Pass-Through Trust
5.592% due 04/25/2034		127	127
5.570% due 04/25/2035		968	968
5.250% due 11/20/2035		1,379	1,373
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		729	726
5.020% due 03/25/2032		12	12
6.056% due 06/25/2032		1	1
5.686% due 10/25/2032		2	2
5.872% due 08/25/2033		11	11
Fremont Home Loan Trust
5.412% due 02/27/2037		1,500	1,500
GMAC Mortgage Corp. Loan Trust
5.009% due 11/19/2035		901	901
GSR Mortgage Loan Trust
6.000% due 03/25/2032		3	3
4.541% due 09/25/2035		3,565	3,518
Harborview Mortgage Loan Trust
5.550% due 05/19/2035		527	529
Impac CMB Trust
5.730% due 07/25/2033		72	72
5.830% due 01/25/2034		87	87
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		949	947
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021		1,493	1,493
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034		77	77
MASTR Asset Securitization Trust
5.500% due 09/25/2033		83	81
Mellon Residential Funding Corp.
5.570% due 06/15/2030		657	652
MLCC Mortgage Investors, Inc.
6.628% due 01/25/2029		148	150
Prime Mortgage Trust
5.730% due 02/25/2034		105	106
Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018		343	327
Sequoia Mortgage Trust
5.670% due 05/20/2032		18	18
5.630% due 08/20/2032		12	12
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		1,232	1,223
5.355% due 08/25/2034		1,528	1,529
5.682% due 01/25/2035		1,308	1,316
Structured Asset Mortgage Investments, Inc.
5.660% due 09/19/2032		24	24
5.602% due 02/25/2035		462	463
Structured Asset Securities Corp.
6.150% due 07/25/2032		1	1
5.430% due 09/25/2035		2,034	2,036
Thornburg Mortgage Securities Trust
5.450% due 08/25/2036		3,577	3,574
Washington Mutual, Inc.
4.816% due 10/25/2032		269	267
5.340% due 02/27/2034		81	83
5.202% due 05/25/2041		383	385
5.832% due 06/25/2042		358	359
5.832% due 08/25/2042		137	138
5.620% due 10/25/2045		3,611	3,636
5.600% due 12/26/2045		696	698
5.590% due 09/25/2046		1,296	1,296
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		1,594	1,580

Total Mortgage-Backed Securities (Cost $56,528)			56,285

ASSET-BACKED SECURITIES 9.9%
Accredited Mortgage Loan Trust
5.370% due 09/25/2036		5,196	5,199
ACE Securities Corp.
5.440% due 10/25/2035		1,793	1,794
5.370% due 10/25/2036		2,200	2,202
Ameriquest Mortgage Securities, Inc.
5.660% due 06/25/2034		1,455	1,456
Amortizing Residential Collateral Trust
5.620% due 07/25/2032		13	13
Argent Securities, Inc.
5.450% due 10/25/2035		259	259
5.470% due 12/25/2035		1,022	1,022
5.410% due 01/25/2036		2,919	2,922
5.378% due 09/25/2036		867	868
Asset-Backed Funding Certificates
5.440% due 08/25/2035		261	261
Asset-Backed Securities Corp. Home Equity
6.980% due 03/15/2032		489	489
5.605% due 09/25/2034		1,467	1,467
Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034		231	231
Carrington Mortgage Loan Trust
5.395% due 02/25/2036		1,186	1,187
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		1,746	1,745
CIT Group Home Equity Loan Trust
5.600% due 06/25/2033		7	7
Citigroup Mortgage Loan Trust, Inc.
5.630% due 11/25/2034		1,547	1,550
5.430% due 07/25/2035		113	113
5.440% due 09/25/2035		58	59
5.370% due 08/25/2036		1,579	1,580
Conseco Finance Securitizations Corp.
6.090% due 09/01/2033		1,468	1,470
Countrywide Asset-Backed Certificates
5.810% due 12/25/2031		111	111
5.430% due 08/25/2035		257	257
5.380% due 10/25/2036		2,800	2,800
5.430% due 10/25/2036		1,900	1,899
5.380% due 07/25/2046		3,147	3,149
Credit-Based Asset Servicing & Securitization
5.390% due 03/25/2036		934	935
CS First Boston Mortgage Securities
5.640% due 01/25/2032		17	17
Equity One ABS, Inc.
5.610% due 11/25/2032		17	17
FBR Securitization Trust
5.470% due 09/25/2035		389	390
5.450% due 11/25/2035		2,318	2,320
First Franklin Mortgage Loan Asset-Backed Certificates
5.440% due 03/25/2025		14	14
First NLC Trust
5.440% due 09/25/2035		49	49
5.440% due 12/25/2035		200	200
Fremont Home Loan Trust
5.420% due 01/25/2036		415	415
GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036		787	787
GSAMP Trust
5.520% due 10/25/2033		14	14
5.620% due 03/25/2034		337	337
GSR Mortgage Loan Trust
5.430% due 12/25/2030		557	558
HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033		263	264
Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036		589	589
JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036		942	943
Long Beach Mortgage Loan Trust
5.610% due 10/25/2034		513	514
5.530% due 11/25/2034		863	864
5.450% due 09/25/2035		304	304
5.420% due 01/25/2036		736	736
5.410% due 02/25/2036		724	725
New Century Home Equity Loan Trust
5.440% due 09/25/2035		400	400
Newcastle Mortgage Securities Trust
5.400% due 03/25/2036		2,283	2,285
Option One Mortgage Loan Trust
5.422% due 11/25/2035		1,152	1,153
Park Place Securities, Inc.
5.490% due 06/25/2035		2,877	2,879
5.440% due 08/25/2035		205	206
Quest Trust
5.402% due 12/25/2035		166	166
Renaissance Home Equity Loan Trust
5.480% due 10/25/2035		403	404
Residential Asset Mortgage Products, Inc.
5.440% due 10/25/2025		890	890
5.580% due 02/25/2034		50	50
5.430% due 03/25/2035		196	197
Residential Asset Securities Corp.
5.440% due 08/25/2036		1,057	1,058
Saxon Asset Securities Trust
5.380% due 11/25/2036		1,100	1,100
SLM Student Loan Trust
5.380% due 04/25/2012		2,800	2,800
5.465% due 01/25/2013		779	779
5.505% due 07/25/2013		19	19
5.495% due 01/26/2015		698	698
5.485% due 01/25/2016		1,700	1,701
Soundview Home Equity Loan Trust
5.440% due 05/25/2035		58	58
5.440% due 11/25/2035		877	878
5.430% due 12/25/2035		330	331
5.380% due 10/25/2036		1,700	1,700
Structured Asset Securities Corp.
5.430% due 08/25/2035		151	151
5.460% due 12/25/2035		1,157	1,158
Truman Capital Mortgage Loan Trust
5.670% due 01/25/2034		155	156
Wachovia Auto Owner Trust
4.820% due 02/20/2009		1,006	1,005
Wells Fargo Home Equity Trust
5.450% due 12/25/2035		2,376	2,378

Total Asset-Backed Securities (Cost $69,623)			69,702

		Shares
PREFERRED STOCK 0.1%
DG Funding Trust
7.749% due 12/31/2049		60	631

Total Preferred Stock (Cost $632)			631

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.2%
2-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		$12,500	0
Strike @ 4.750% Exp. 07/02/2007		10,000	41
Strike @ 4.800% Exp. 12/22/2006		14,000	10
Strike @ 5.000% Exp. 03/08/2007		23,000	82
Strike @ 5.080% Exp. 04/19/2007		13,800	72
Strike @ 5.130% Exp. 10/25/2006		19,300	31
Strike @ 5.170% Exp. 02/01/2007		15,200	71
Strike @ 5.200% Exp. 05/09/2007		33,600	232
Strike @ 5.250% Exp. 06/07/2007		30,000	240
Strike @ 5.250% Exp. 07/02/2007		30,000	251
Strike @ 5.500% Exp. 07/09/2007		4,900	58
2-Year Interest Rate Swap (OTC) Pay 6-month EUR-LIBOR Floating Rate Index
Strike @ 3.960% Exp. 07/02/2007 EUR		6,000	40
2-Year Interest Rate Swap (OTC) Pay 6-month GBP-LIBOR Floating Rate Index
Strike @ 5.080% Exp. 06/15/2007 GBP		4,600	28

Total Purchased Call Options (Cost $908)			1,156

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		$96	0
Strike @ $92.500 Exp. 12/18/2006		120	1
90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007		337	2
Strike @ $91.250 Exp. 06/18/2007		423	3
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		469	3

Total Purchased Put Options (Cost $14)			9

		Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (g) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ 0.000% Exp. 01/17/2007		2,000	(12)

Total Purchased Straddle Options (Cost $0)			(12)

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 41.5%
Commercial Paper 24.2%
Bank of America Corp.
5.400% due 11/09/2006		$12,600	12,528
5.275% due 12/01/2006		1,600	1,585
5.260% due 12/14/2006		100	99
5.250% due 01/12/2007		500	492
Barclays U.S. Funding Corp.
5.275% due 11/21/2006		14,100	13,997
5.280% due 11/22/2006		6,000	5,955
Cox Communications, Inc.
5.766% due 01/16/2007		600	600
Danske Corp.
5.370% due 10/30/2006		10,400	10,357
5.270% due 12/27/2006		1,000	987
5.255% due 01/18/2007		9,400	9,249
Dexia Delaware LLC
5.360% due 10/16/2006		3,400	3,393
5.360% due 10/27/2006		15,800	15,741
Skandinaviska Enskilda Banken
5.270% due 11/16/2006		18,100	17,981
5.255% due 12/08/2006		2,700	2,673
Societe Generale N.A.
5.290% due 12/18/2006		18,100	17,889
5.266% due 12/21/2006		2,200	2,173
5.245% due 01/08/2007		600	591
Statens Bostadsfin Bank
5.265% due 11/30/2006		18,400	18,241
Total Capital S.A.
5.360% due 10/02/2006		19,300	19,300
UBS Finance Delaware LLC
5.340% due 10/02/2006		3,200	3,200
5.370% due 10/10/2006		9,800	9,788
5.280% due 11/16/2006		1,300	1,291
5.250% due 01/11/2007		800	788
Viacom, Inc.
0.010% due 03/22/2007		600	600
5.594% due 05/29/2007		1,000	1,000

			170,498

Repurchase Agreements 3.0%
Credit Suisse First Boston
5.050% due 10/02/2006		14,000	14,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $14,274. Repurchase proceeds are $14,006.)
State Street Bank
4.900% due 10/02/2006		6,785	6,785
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $6,922. Repurchase proceeds are $6,788.)

			20,785

Belgium Treasury Bills 4.2% (b)
2.757% due 10/12/2006	EUR	23,060	29,219

France Treasury Bills 3.2% (b)
2.874% due 10/12/2006-11/23/2006		18,050	22,818

Germany Treasury Bills 0.6%
2.782% due 10/18/2006		3,560	4,509

Netherlands Treasury Bills 5.5%
2.905% due 10/31/2006		30,500	38,585

Spain Treasury Bills 0.4%
2.890% due 12/22/2006		2,500	3,148

U.S. Treasury Bills 0.4% (b)(d)
4.809% due 12/14/2006		$2,755	2,725

Total Short-Term Instruments (Cost $292,124)			292,287

Total Investments (a) (Cost $760,684)		108.2%	$760,887
Written Options (f) (Premiums $946)		(0.2%)	(1,270)

Other Assets and Liabilities (Net)		(8.0%)	(56,297)

Net Assets		100.0%	$703,320

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) As of September 30, 2006, portfolio securities with an aggregate market value of $10,276 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Coupon represents a weighted average rate.

(c) Exercise price and premium determined on a future date, based upon implied volatility parameters.

(d) Securities with an aggregate market value of $2,725 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	1,245	$(1,182)
90-Day Eurodollar December Futures	Long	12/2007	711	222
90-Day Eurodollar June Futures	Long	06/2007	694	(368)
90-Day Eurodollar March Futures	Long	03/2007	630	(583)
90-Day Eurodollar March Futures	Long	03/2008	16	10
90-Day Eurodollar September Futures	Long	09/2007	460	(123)
90-Day Sterling Interest Rate December Futures	Long	12/2007	28	7
90-Day Sterling Interest Rate June Futures	Long	06/2007	25	2
90-Day Sterling Interest Rate September Futures	Long	09/2007	44	9
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	5	(12)

				$(2,018)

(e) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,300	$11
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	400	(4)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		200	(4)

							$3

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	54,000	$1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006		$2,600	11
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		400	9
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		300	7
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%	12/20/2006		100	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	12/20/2006		200	1
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007		200	4
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	03/20/2007		200	1
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007		1,200	3
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006		1,000	11
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007		200	1

							$49

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	13	$6	$11
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	19	10	5

				$16	$16

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	2,000	$24	$40
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	800	13	15
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		1,700	8	22
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		500	10	9
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD LIBOR	Receive	5.210%	10/25/2006		$6,100	22	41
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD LIBOR	Receive	4.540%	10/04/2006		2,100	24	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD LIBOR	Receive	4.850%	12/22/2006		6,000	79	13
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD LIBOR	Receive	5.040%	03/08/2007		7,000	68	57
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD LIBOR	Receive	5.620%	07/09/2007		1,600	24	55
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD LIBOR	Receive	4.540%	10/04/2006		3,000	36	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD LIBOR	Receive	5.000%	07/02/2007		4,500	47	49
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD LIBOR	Receive	5.040%	03/08/2007		3,000	33	24
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD LIBOR	Receive	5.220%	04/19/2007		6,000	47	83
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD LIBOR	Receive	5.315%	05/09/2007		14,700	152	251
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD LIBOR	Receive	5.340%	06/07/2007		13,000	132	241
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD LIBOR	Receive	5.370%	07/02/2007		13,000	161	259
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.210%	10/25/2006		2,200	9	15
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.240%	02/01/2007		6,600	41	80

								$930	$1,254

(g) Forward foreign currency contracts outstanding on September 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	422	01/2007	0	(2)	(2)
Buy	CAD	1,897	10/2006	0	(10)	(10)
Buy	CLP	86,000	11/2006	2	0	2
Buy		44,534	12/2006	0	0	0
Buy	CNY	4,059	03/2007	0	(4)	(4)
Sell	EUR	74,274	10/2006	217	(1)	216
Sell	GBP	169	10/2006	4	0	4
Buy	INR	4,970	02/2007	2	0	2
Buy		2,596	03/2007	0	0	0
Buy	JPY	2,039,610	11/2006	0	(548)	(548)
Buy	KRW	144,129	02/2007	2	0	2
Buy		241,906	03/2007	3	0	3
Buy		843,255	05/2007	0	(3)	(3)
Buy	MXN	1,583	12/2006	0	0	0
Buy		1,125	01/2007	0	0	0
Buy	PLN	511	11/2006	0	(2)	(2)
Buy	RUB	3,184	12/2006	0	0	0
Buy		1,376	01/2007	0	0	0
Buy		21,501	03/2007	0	0	0
Buy	SGD	464	11/2006	0	0	0
Buy		172	03/2007	0	0	0
Buy	TWD	3,337	10/2006	0	(1)	(1)
Buy		3,199	02/2007	0	(2)	(2)
Buy	ZAR	106	10/2006	0	(2)	(2)
Sell		106	10/2006	0	0	0
Buy		202	11/2006	0	(6)	(6)
Buy		106	12/2006	0	0	0

				$230	(581)	$(351)

Schedule of Investments

Money Market Portfolio

September 30, 2006 (Unaudited)

	Principal Amount (000s )	Value (000s	)
SHORT-TERM INSTRUMENTS 99.9%
Certificates of Deposit 12.0%
Citibank New York N.A.
5.300% due 12/28/2006	$7,500	$7,500
Citizens Bank of Massachusetts
5.430% due 11/09/2006	4,900	4,900
Unicredito Italiano SpA
5.485% due 10/10/2006	2,400	2,400
Wells Fargo Bank N.A.
5.260% due 10/03/2006	7,500	7,500

		22,300

Commercial Paper 87.8%
ASB Bank Ltd.
5.250% due 10/05/2006	6,000	5,997
Bank of America Corp.
5.265% due 12/06/2006	4,800	4,754
Bank of Ireland
5.270% due 11/22/2006	4,800	4,764
Barclays U.S. Funding Corp.
5.280% due 11/22/2006	4,900	4,863
BNP Paribas Finance
5.340% due 10/02/2006	1,500	1,500
CDC Commercial Paper, Inc.
5.270% due 11/08/2006	6,500	6,465
Danske Corp.
5.410% due 02/01/2007	800	785
DnB NORBank ASA
5.230% due 03/19/2007	6,200	6,049
Eksportfinans ASA
5.250% due 10/18/2006	7,000	6,984
Fannie Mae
5.280% due 01/10/2007	15,000	14,780
0.010% due 01/24/2007	1,800	1,770
Freddie Mac
4.910% due 12/12/2006	200	198
5.275% due 01/23/2007	14,700	14,457
General Electric Capital Corp.
5.270% due 11/14/2006	4,900	4,869
HBOS Treasury Services PLC
5.260% due 12/13/2006	7,500	7,421
ING U.S. Funding LLC
5.250% due 12/13/2006	5,600	5,541
Lloyds Bank PLC
5.235% due 10/13/2006	5,600	5,591
Nordea N.A., Inc.
5.390% due 01/10/2007	1,400	1,379
San Paolo IMI U.S. Financial Co.
5.265% due 12/01/2006	5,000	4,956
Sanofi Aventis
5.250% due 11/03/2006	2,000	1,991
Santander Hispano Finance Delaware, Inc.
5.255% due 12/11/2006	5,600	5,543
Skandinaviska Enskilda Banken
5.255% due 12/08/2006	5,000	4,951
Societe Generale N.A.
5.370% due 10/10/2006	4,700	4,694
5.250% due 12/21/2006	2,000	1,977
Stadshypoket Delaware, Inc.
5.270% due 11/21/2006	5,000	4,963
Statens Bostadsfin Bank
5.375% due 10/16/2006	5,000	4,990
Swedbank, Inc.
5.260% due 10/03/2006	7,400	7,399
TotalFinaElf Capital S.A.
5.360% due 10/02/2006	8,600	8,600
Toyota Motor Credit Corp.
5.250% due 11/13/2006	5,600	5,566
Unicredit Delaware, Inc.
5.150% due 11/24/2006	2,500	2,481
Westpac Banking Corp.
5.140% due 12/01/2006	1,500	1,487
Westpac Capital Corp.
5.380% due 10/11/2006	4,700	4,694

		162,459

Repurchase Agreement 0.1%
State Street Bank
4.900% due 10/02/2006	147	147
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $151. Repurchase proceeds are $147.)

Total Short-Term Instruments (Cost $184,906)		184,906

Total Investments (Cost $184,906)	99.9%	$184,906
Other Assets and Liabilities (Net)	0.1%	208

Net Assets	100.0%	$185,114

Schedule of Investments

RealEstateRealReturn Strategy Portfolio

September 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 12.3%
Fannie Mae
6.000% due 10/12/2036		$500	$502

Total U.S. Government Agencies (Cost $501)			502

U.S. TREASURY OBLIGATIONS 104.9%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		129	127
0.875% due 04/15/2010		431	408
3.500% due 01/15/2011		117	123
3.000% due 07/15/2012		453	471
1.875% due 07/15/2015		1,226	1,188
2.500% due 07/15/2016		202	206
2.375% due 01/15/2025		1,298	1,319
2.000% due 01/15/2026		462	443

Total U.S. Treasury Obligations (Cost $4,293)			4,285

		# of Contracts
PURCHASED CALL OPTIONS 0.0%
U.S. Treasury 30-Year Bonds December Futures (CBOT)
Strike @ $119.000 Exp. 11/21/2006		5	0

Total Purchased Call Options (Cost $0)			0

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar September Futures (CME)
Strike @ $90.500 Exp. 09/17/2007		8	0
U.S. Treasury 10-Year Note December Futures (CBOT)
Strike @ $101.000 Exp. 11/21/2006		5	0
		Notional Amount (000s)
Treasury Inflation Protected Securities (OTC)
Strike @ $55.810 Exp. 10/24/2006		$1,000	0
Strike @ $67.000 Exp. 10/24/2006		1,200	0

Total Purchased Put Options (Cost $0)			0

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 81.0%
Certificates of Deposit 2.5%
Citibank New York N.A.
5.365% due 11/17/2006		100	100

Commercial Paper 24.4%
Bank of America Corp.
5.260% due 12/14/2006		100	99
CBA (de) Finance
5.255% due 12/15/2006		100	99
Freddie Mac
5.214% due 10/05/2006		400	400
HBOS Treasury Services PLC
5.260% due 12/06/2006		100	99
ING U.S. Funding LLC
5.250% due 12/08/2006		100	99
Rabobank USA Financial Corp.
5.270% due 10/02/2006		100	100
Spintab AB
5.270% due 11/17/2006		100	99

			995

Repurchase Agreements 46.0%
Credit Suisse First Boston
5.050% due 10/02/2006		800	800
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 11/15/2012 valued at $825. Repurchase proceeds are $800.)
Lehman Brothers Inc.
5.050% due 10/02/2006		900	900
(Dated 09/29/2006. Collateralized by Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $923. Repurchase proceeds are $900.)
State Street Bank
4.900% due 10/02/2006		179	179
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $186. Repurchase proceeds are $179.)

			1,879

Netherlands Treasury Bills 6.8%
2.917% due 10/31/2006	EUR	220	279

U.S. Treasury Bills 1.3%
4.836% due 11/30/2006-12/14/2006 (a)(c)		$55	54

Total Short-Term Instruments (Cost $3,307)			3,307

Total Investments (Cost $8,101)		198.2%	$8,094

Written Options (e) (Premiums $1)		(0.0%)	(1)

Other Assets and Liabilities (Net)		(98.2%)	(4,010)

Net Assets		100.0%	$4,083

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $54 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Eurodollar December Futures	Long	12/2007	2	$1
90-Day Eurodollar June Futures	Long	06/2007	1	(1)
90-Day Eurodollar September Futures	Long	09/2007	4	0
U.S. Treasury 10-Year Note December Futures	Long	12/2006	3	3
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	4	(9)

				$(6)

(d) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
JPMorgan Chase & Co.	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.261%	07/14/2011	EUR	100	$0
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	100	1
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$100	(3)

							$(2)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2007	741	$59

(e) Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$113.000	11/21/2006	1	$0	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	1	1	0

				$1	$1

(f) Forward foreign currency contracts outstanding on September 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Sell	EUR	183	10/2006	$1	$0	$1
Buy	JPY	11,294	11/2006	0	(4)	(4)

				$1	$(4)	$(3)

Schedule of Investments

Real Return Portfolio

September 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
7.367% due 12/20/2012		$185	$187
7.390% due 12/20/2012		762	764
7.485% due 12/20/2012		48	48
Shackleton Re Ltd.
13.488% due 02/07/2008		1,000	1,007

Total Bank Loan Obligations (Cost $1,995)			2,006

CORPORATE BONDS & NOTES 4.4%
Banking & Finance 3.6%
Atlantic & Western Re Ltd.
11.508% due 01/09/2007		1,400	1,387
11.758% due 01/09/2009		900	854
Charter One Bank N.A.
5.540% due 04/24/2009		8,400	8,410
Citigroup, Inc.
5.199% due 05/02/2008		1,000	1,002
5.525% due 01/30/2009		1,000	1,001
Export-Import Bank of Korea
5.592% due 10/04/2011		1,600	1,598
Ford Motor Credit Co.
6.340% due 03/21/2007		6,400	6,385
General Electric Capital Corp.
5.430% due 12/12/2008		900	901
5.431% due 03/04/2008		2,800	2,803
General Motors Acceptance Corp.
6.750% due 12/01/2014		1,600	1,564
Goldman Sachs Group, Inc.
5.790% due 06/28/2010		4,700	4,728
Mirage Resorts, Inc.
7.250% due 10/15/2006		100	100
Morgan Stanley Warehouse Facilities
4.719% due 10/30/2006 (h)		6,200	6,200
Phoenix Quake Wind Ltd.
7.930% due 07/03/2008		2,500	2,516
Rabobank Nederland
5.527% due 01/15/2009		800	801
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	98
Vita Capital Ltd.
6.830% due 01/01/2007		700	702
Wachovia Bank N.A.
5.461% due 12/02/2010		2,400	2,403

			43,453

Industrials 0.6%
Caesars Entertainment, Inc.
8.500% due 11/15/2006		300	301
CSC Holdings, Inc.
7.875% due 12/15/2007		600	610
DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007		3,500	3,501
EchoStar DBS Corp.
5.750% due 10/01/2008		500	497
El Paso Corp.
6.950% due 12/15/2007		100	101
7.625% due 08/16/2007		100	102
HCA, Inc.
7.250% due 05/20/2008		100	101
Host Marriott LP
9.250% due 10/01/2007		100	104
9.500% due 01/15/2007		300	304
Pemex Project Funding Master Trust
7.375% due 12/15/2014		500	542
8.625% due 02/01/2022		200	241
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		200	203
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		100	101

			6,708

Utilities 0.2%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	103
El Paso Corp.
7.625% due 09/01/2008		1,000	1,029
Embarq Corp.
7.082% due 06/01/2016		300	307
Nisource Finance Corp.
5.968% due 11/23/2009		800	800

			2,239

Total Corporate Bonds & Notes (Cost $52,160)			52,400

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017		475	506
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
5.781% due 06/15/2038		130	139
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	528

Total Municipal Bonds & Notes (Cost $1,013)			1,173

U.S. GOVERNMENT AGENCIES 12.2%
Fannie Mae
4.192% due 11/01/2034		7,291	7,204
4.500% due 10/25/2022		38	38
4.606% due 07/01/2035		964	956
4.681% due 02/25/2036		2,900	2,860
4.716% due 01/01/2035		801	790
5.480% due 08/25/2034		754	754
5.500% due 03/01/2034 - 10/12/2036		71,149	70,116
5.632% due 03/01/2044 - 09/01/2044		12,215	12,287
5.680% due 05/25/2042		363	364
5.950% due 02/25/2044		1,445	1,439
6.000% due 10/12/2036		15,200	15,271
7.095% due 11/01/2024		23	24
Freddie Mac
4.000% due 03/15/2023 - 10/15/2023		1,340	1,320
4.555% due 01/01/2034		776	766
5.590% due 08/25/2031		237	238
5.632% due 10/25/2044 - 02/25/2045		24,102	24,268
5.680% due 12/15/2030		566	567
Small Business Administration
4.504% due 02/01/2014		1,879	1,824
Small Business Administration Participation Certificates
4.880% due 11/01/2024		3,881	3,810

Total U.S. Government Agencies (Cost $144,856)			144,896

U.S. TREASURY OBLIGATIONS 111.9%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		109,741	104,027
1.625% due 01/15/2015		3,309	3,149
1.875% due 07/15/2013		43,727	42,609
1.875% due 07/15/2015		116,532	112,872
2.000% due 01/15/2014		103,145	101,207
2.000% due 07/15/2014		97,431	95,521
2.000% due 01/15/2016		16,329	15,959
2.000% due 01/15/2026		53,712	51,530
2.375% due 04/15/2011		18,176	18,201
2.375% due 01/15/2025		99,162	100,789
2.500% due 07/15/2016		35,008	35,719
3.000% due 07/15/2012		107,926	112,012
3.375% due 01/15/2007		44,383	44,012
3.375% due 01/15/2012		4,592	4,835
3.375% due 04/15/2032		1,837	2,282
3.500% due 01/15/2011		48,483	50,797
3.625% due 01/15/2008		99,038	99,862
3.625% due 04/15/2028		66,996	83,046
3.875% due 01/15/2009		69,846	71,874
3.875% due 04/15/2029		84,067	108,650
4.250% due 01/15/2010		47,792	50,563
U.S. Treasury Bonds
4.500% due 02/15/2036		4,400	4,217
6.625% due 02/15/2027		1,300	1,599
8.875% due 08/15/2017		1,000	1,351
U.S. Treasury Notes
3.625% due 05/15/2013		300	283
4.250% due 11/15/2014		1,000	976
4.500% due 02/28/2011		1,700	1,694
4.500% due 11/15/2015		2,800	2,774
4.875% due 04/30/2011		9,200	9,305

Total U.S. Treasury Obligations (Cost $1,333,294)			1,331,715

MORTGAGE-BACKED SECURITIES 4.5%
Banc of America Funding Corp.
4.622% due 02/20/2036		3,546	3,529
Banc of America Mortgage Securities
6.500% due 02/25/2033		221	223
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		4,517	4,448
4.900% due 12/25/2035		261	259
Countrywide Alternative Loan Trust
5.400% due 06/25/2046		850	851
5.410% due 07/25/2036		1,257	1,256
Countrywide Home Loan Mortgage Pass-Through Trust
3.795% due 11/19/2033		276	266
5.670% due 06/25/2035		814	813
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		1,185	1,180
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.430% due 10/25/2036		1,700	1,700
First Horizon Alternative Mortgage Securities
4.744% due 06/25/2034		1,050	1,042
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		8,601	8,433
GGP Mall Properties Trust
5.007% due 11/15/2011		10	10
Greenpoint Mortgage Funding Trust
5.550% due 05/25/2045		1,613	1,620
5.600% due 11/25/2045		1,078	1,080
GSR Mortgage Loan Trust
4.540% due 09/25/2035		2,377	2,345
Harborview Mortgage Loan Trust
5.550% due 05/19/2035		469	470
Lehman XS Trust
5.410% due 04/25/2046		2,658	2,657
5.410% due 07/25/2046		1,417	1,402
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		700	677
Mellon Residential Funding Corp.
5.680% due 11/15/2031		1,400	1,402
5.770% due 12/15/2030		1,167	1,171
Sequoia Mortgage Trust
5.680% due 10/19/2026		469	470
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		832	826
5.832% due 01/25/2035		696	701
Structured Asset Mortgage Investments, Inc.
5.400% due 08/25/2036		1,096	1,097
5.520% due 05/25/2035		463	463
Thornburg Mortgage Securities Trust
5.450% due 08/25/2036		2,683	2,680
Washington Mutual, Inc.
5.384% due 07/25/2046		2,356	2,356
5.590% due 12/25/2045		890	894
5.620% due 08/25/2045		323	324
5.620% due 10/25/2045		5,674	5,714
Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035		1,100	1,083

Total Mortgage-Backed Securities (Cost $53,375)			53,442

ASSET-BACKED SECURITIES 8.5%
ACE Securities Corp.
5.435% due 07/25/2036		754	754
5.440% due 10/25/2035		2,187	2,188
Argent Securities, Inc.
5.380% due 10/25/2036		1,500	1,502
5.400% due 05/25/2036		868	869
5.410% due 03/25/2036		1,238	1,239
5.450% due 10/25/2035		519	519
5.470% due 12/25/2035		2,076	2,078
Asset-Backed Funding Certificates
5.440% due 08/25/2035		107	107
5.680% due 06/25/2034		2,270	2,274
Bear Stearns Asset-Backed Securities, Inc.
5.410% due 11/25/2035		558	558
5.530% due 09/25/2034		1,000	1,002
5.652% due 01/25/2036		249	250
5.660% due 10/25/2032		58	58
5.780% due 03/25/2043		191	191
Capital One Auto Finance Trust
5.117% due 05/15/2007		499	499
Centex Home Equity
5.380% due 06/25/2036		3,138	3,140
Citibank Credit Card Issuance Trust
5.460% due 03/20/2009		2,600	2,603
Citigroup Mortgage Loan Trust, Inc.
5.410% due 12/27/2036		1,680	1,681
5.630% due 11/25/2034		303	303
Countrywide Asset-Backed Certificates
5.360% due 01/25/2036		2,151	2,152
5.380% due 07/25/2046		1,430	1,431
5.390% due 07/25/2036		833	834
5.400% due 03/25/2036		1,619	1,620
5.400% due 04/25/2036		846	847
5.430% due 10/25/2036		1,500	1,499
5.460% due 02/25/2036		917	917
Equity One ABS, Inc.
5.630% due 04/25/2034		184	185
FBR Securitization Trust
5.440% due 10/25/2035		3,643	3,646
5.450% due 10/25/2035		448	448
5.510% due 09/25/2035		2,376	2,378
First Franklin Mortgage Loan Asset-Backed Certificates
5.420% due 01/25/2036		1,987	1,989
First NLC Trust
5.440% due 12/25/2035		649	649
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		644	642
Fremont Home Loan Trust
5.420% due 01/25/2036		1,847	1,849
GSAMP Trust
5.420% due 11/25/2035		2,431	2,432
5.440% due 01/25/2036		1,872	1,873
5.620% due 03/25/2034		306	307
GSR Mortgage Loan Trust
5.430% due 12/25/2030		1,115	1,116
Home Equity Asset Trust
5.410% due 05/25/2036		816	816
5.440% due 02/25/2036		643	643
HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035		985	986
Indymac Residential Asset-Backed Trust
5.380% due 11/25/2036		600	600
5.430% due 03/25/2036		1,001	1,002
JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036		344	344
5.380% due 08/25/2036		1,414	1,414
5.400% due 01/25/2026		947	948
Long Beach Mortgage Loan Trust
5.390% due 04/25/2036		277	277
5.400% due 03/25/2036		303	303
5.410% due 02/25/2036		664	665
5.420% due 01/25/2036		491	491
5.530% due 11/25/2034		816	817
Mastr Asset-Backed Securities Trust
5.410% due 01/25/2036		1,555	1,557
Merrill Lynch Mortgage Investors, Inc.
5.380% due 05/25/2037		1,105	1,106
5.390% due 07/25/2037		900	900
5.410% due 01/25/2037		560	560
5.487% due 06/25/2036		2,168	2,169
Morgan Stanley ABS Capital I, Inc.
5.370% due 06/25/2036		4,219	4,222
Nelnet Student Loan Trust
5.051% due 10/27/2014		300	300
5.575% due 07/25/2016		700	702
5.575% due 10/25/2016		1,200	1,202
New Century Home Equity Loan Trust
5.440% due 09/25/2035		316	316
5.450% due 10/25/2035		115	115
Newcastle Mortgage Securities Trust
5.400% due 04/25/2036		571	571
Nomura Asset Acceptance Corp.
5.470% due 01/25/2036		738	738
Option One Mortgage Loan Trust
5.422% due 11/25/2035		876	876
Renaissance Home Equity Loan Trust
5.480% due 10/25/2035		124	124
5.710% due 12/25/2032		148	149
Residential Asset Mortgage Products, Inc.
5.410% due 12/25/2007		760	760
Residential Asset Securities Corp.
5.364% due 06/25/2036		4,484	4,487
5.400% due 06/25/2027		226	226
5.430% due 09/25/2025		28	28
5.430% due 05/25/2027		249	250
Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035		1,692	1,694
SACO I, Inc.
5.440% due 10/25/2033		898	899
Securitized Asset-Backed Receivables LLC Trust
5.400% due 10/25/2035		360	361
SG Mortgage Securities Trust
5.430% due 09/25/2035		34	34
SLM Student Loan Trust
5.380% due 04/25/2012		500	500
5.455% due 01/25/2013		230	230
5.505% due 07/25/2013		16	16
5.575% due 10/25/2013		459	460
Soundview Home Equity Loan Trust
5.298% due 07/25/2036		2,875	2,877
5.380% due 10/25/2036		1,400	1,400
5.400% due 02/25/2036		184	184
5.400% due 03/25/2036		498	499
5.400% due 04/25/2036		113	114
5.440% due 05/25/2035		491	492
Structured Asset Investment Loan Trust
5.420% due 07/25/2035		157	157
Structured Asset Securities Corp.
4.900% due 04/25/2035		1,705	1,642
5.460% due 12/25/2035		1,893	1,895
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		220	221
Truman Capital Mortgage Loan Trust
5.670% due 01/25/2034		78	78
USAA Auto Owner Trust
5.030% due 11/17/2007		748	748
Wachovia Auto Owner Trust
4.820% due 02/20/2009		7,584	7,574
Wachovia Mortgage Loan Trust LLC
5.440% due 10/25/2035		380	380

Total Asset-Backed Securities (Cost $101,746)			101,748

SOVEREIGN ISSUES 0.0%
Colombia Government International Bond
10.000% due 01/23/2012		350	410
Mexico Government International Bond
5.625% due 01/15/2017		150	148

Total Sovereign Issues (Cost $495)			558

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	532	624
France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,651	2,262
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		535	699
Pylon Ltd.
4.833% due 12/18/2008 (h)		700	890
7.233% due 12/22/2008		1,100	1,396

Total Foreign Currency-Denominated Issues (Cost $5,812)			5,871

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 5.250% Exp. 06/07/2007		$43,000	344
Strike @ 5.250% Exp. 06/07/2007		9,000	72

Total Purchased Call Options (Cost $222)			416

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		288	2
Strike @ $92.250 Exp. 03/19/2007		23	1
U.S. Treasury 10-Year Note December Futures (CBOT)
Strike @ $101.000 Exp. 11/21/2006		1,856	29
		Notional Amount (000s)
Treasury Inflation Protected Securities (OTC)
Strike @ $55.810 Exp. 10/24/2006		$70,000	0
Strike @ $73.000 Exp. 10/19/2006		102,000	0
Strike @ $80.000 Exp. 12/20/2006		100,000	0
Strike @ $82.000 Exp. 10/24/2006		107,000	0
Strike @ $88.000 Exp. 11/21/2006		65,000	0
Strike @ $95.000 Exp. 12/20/2006		100,000	0

Total Purchased Put Options (Cost $165)			32

PURCHASED STRADDLE OPTIONS (d) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 03/20/2007		21,800	(67)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 03/20/2007		2,900	(8)

Total Purchased Put Options (Cost $0)			(75)

SHORT-TERM INSTRUMENTS 76.3%		Principal Amount (000s )
Commercial Paper 63.1%
Abbey National N.A. LLC
5.245% due 01/08/2007		3,400	3,350
5.260% due 11/30/2006		32,500	32,220
Bank of America Corp.
5.260% due 12/14/2006		100	99
5.275% due 11/14/2006		32,000	31,798
5.275% due 12/01/2006		3,800	3,765
Bank of Ireland
5.260% due 12/05/2006		32,600	32,282
Barclays U.S. Funding Corp.
5.235% due 12/22/2006		4,600	4,544
5.405% due 10/20/2006		31,300	31,215
BNP Paribas Finance
5.265% due 11/22/2006		32,300	32,059
5.265% due 12/28/2006		3,600	3,553
Caisse d’Amortissement de la Dette Sociale
5.285% due 11/10/2006		32,000	31,817
CBA (de) Finance
5.245% due 10/23/2006		32,644	32,544
CDC Commercial Paper, Inc.
5.250% due 10/16/2006		3,800	3,792
5.275% due 11/07/2006		32,000	31,831
Cox Communications, Inc.
5.893% due 01/16/2007		1,100	1,083
Danske Corp.
5.265% due 12/27/2006		1,300	1,283
5.275% due 11/20/2006		600	596
5.355% due 10/26/2006		31,400	31,288
5.370% due 10/30/2006		2,700	2,689
Dexia Delaware LLC
5.250% due 12/20/2006		4,200	4,150
5.355% due 10/23/2006		31,400	31,302
DnB NORBank ASA
5.250% due 01/16/2007		30,600	30,117
5.265% due 02/20/2007		1,400	1,371
5.365% due 10/17/2006		3,500	3,492
Fortis Funding
5.240% due 10/25/2006		4,500	4,485
5.370% due 10/24/2006		31,500	31,397
General Electric Capital Corp.
5.250% due 01/17/2007		2,200	2,165
5.290% due 11/10/2006		30,000	29,828
HBOS Treasury Services PLC
5.255% due 12/21/2006		32,300	31,910
ING U.S. Funding LLC
5.340% due 10/16/2006		10,000	9,979
5.340% due 10/23/2006		3,000	2,991
Rabobank USA Financial Corp.
5.270% due 10/02/2006		32,700	32,700
5.360% due 10/02/2006		2,200	2,200
Skandinaviska Enskilda Banken AB
5.270% due 10/27/2006		30,200	30,089
5.285% due 11/15/2006		4,900	4,868
Societe Generale N.A.
5.245% due 01/08/2007		600	591
5.265% due 11/17/2006		18,900	18,773
5.375% due 10/11/2006		16,400	16,378
Swedbank, Inc.
5.385% due 10/23/2006		3,600	3,589
Time Warner Telecom, Inc.
5.390% due 01/25/2007		11,100	10,910
TotalFinaElf Capital S.A.
5.240% due 11/27/2006		32,600	32,334
5.360% due 10/02/2006		32,700	32,700
UBS Finance Delaware LLC
5.260% due 12/01/2006		1,800	1,784
5.280% due 11/16/2006		3,200	3,179
5.375% due 10/11/2006		2,200	2,197
5.375% due 10/26/2006		28,800	28,697
Westpac Capital Corp.
5.250% due 01/18/2007		600	590
5.270% due 11/21/2006		29,600	29,383
5.365% due 10/16/2006		5,600	5,588
			751,545
Repurchase Agreement 2.1%
Credit Suisse First Boston
5.050% due 10/02/2006		23,600	23,600
(Dated 09/29/2006. Collateralized by Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $24,376. Repurchase proceeds are $23,610.)
Tri-Party Repurchase Agreement 0.1%
State Street Bank
4.900% due 10/02/2006		2,797	2,797
(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $2,855. Repurchase proceeds are $2,798.)

France Treasury Bills 6.6%
2.904% due 10/12/2006-12/07/2006 (a)	EUR	62,150	78,550

Germany Treasury Bills 0.2%
3.090% due 01/17/2007		1,800	2,261

Netherlands Treasury Bills 3.2%
2.910% due 10/31/2006 (a)		29,890	37,814

U.S. Treasury Bills 1.0%
3.474% due 11/30/2006-12/14/2006 (a)(e)(f)(g)		$11,765	11,654

Total Short-Term Instruments (Cost $908,464)			908,221

Total Investments (c) (Cost $2,603,597)		218.6%	$2,602,403
Written Options (k) (Premiums $702)		(0.1%)	(1,029)
Other Assets and Liabilities (Net)		(118.5%)	(1,411,012)

Net Assets		100.0%	$1,190,437

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of September 30, 2006, portfolio securities with an aggregate market value of $18,871 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(d) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(e) Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on September 30, 2006.

(f) Securities with an aggregate market value of $1,088 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2006.

(g) Securities with an aggregate market value of $1,449 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Eurodollar December Futures	Long	12/2007	33	$17
90-Day Eurodollar December Futures	Long	12/2008	35	16
90-Day Eurodollar June Futures	Long	06/2007	16	(1)
90-Day Eurodollar June Futures	Long	06/2009	35	18
90-Day Eurodollar March Futures	Long	03/2008	33	19
90-Day Eurodollar March Futures	Long	03/2009	35	16
90-Day Eurodollar September Futures	Long	09/2007	33	9
90-Day Eurodollar September Futures	Long	09/2008	35	16
U.S. Treasury 10-Year Note December Futures	Long	12/2006	601	623
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	86	(200)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	108	71

				$604

(h) Restricted security as of September 30, 2006:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Pylon Ltd.	4.833%	12/18/2008	12/11/03	$850	$890	0.07%
Morgan Stanley Warehouse Facilities	4.719%	10/30/2006	06/28/04	6,200	6,200	0.52%

				$7,050	$7,090	0.59%

(i) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	2,500	$26
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,500	21
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		15,000	18
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		7,500	369
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,700	36
UBS Warburg LLC	1-month EUR-LIBOR	Receive	2.275%	10/15/2016		2,700	0
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		2,700	1
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	105
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		2,500	65
JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		5,000	(2)
Barclays Bank PLC	1-month MXN-LIBOR	Pay	8.720%	09/05/2016	MXN	17,000	(8)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$22,700	(673)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		5,900	55
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2021		5,400	(236)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		5,700	(331)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		23,500	220
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		6,500	(134)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		49,500	(1,467)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		3,700	59
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		4,200	(249)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2008		30,000	281
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		100	(3)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2036		5,100	(303)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		3,100	50
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		9,000	84
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/18/2009		184,000	616

							$(1,400)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	$700	$43
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	1,000	22
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	53
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	1,300	43
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	06/20/2011	1,000	69

						$230

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(j) Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
U.S. Treasury Note	3.625%	05/15/2013	$600	$565	$576
U.S. Treasury Note	4.000%	02/15/2014	3,000	2,856	2,904
U.S. Treasury Note	4.500%	02/15/2016	3,400	3,314	3,388
U.S. Treasury Note	4.875%	08/15/2016	20,000	20,239	20,536

				$26,974	$27,404

à	Market value includes $200 of interest payable on short sales.

(k) Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$112.000	11/21/2006	167	$104	$209
Call - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2006	2	0	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/21/2006	2	1	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	106.000	11/21/2006	167	36	3

				$141	$213

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$23,000	$120	$388
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	13,000	148	4
Put - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	10,000	66	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	19,000	193	351
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	4,000	34	72

							$561	$816

(l) Forward foreign currency contracts outstanding on September 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Sell	CAD	609	10/2006	$3	$0	$3
Sell	EUR	85,270	10/2006	250	0	250
Buy	GBP	108	10/2006	0	(2)	(2)
Buy	JPY	4,001,095	11/2006	0	(1,074)	(1,074)
Sell	JPY	574,656	11/2006	42	0	42
Buy	PLN	264	11/2006	0	(1)	(1)
Buy	RUB	2,254	03/2007	0	0	0

				$295	$(1,077)	$(782)

Schedule of Investments

Short-Term Portfolio

September 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 17.8%
Banking & Finance 9.0%
Citigroup, Inc.
5.516% due 05/02/2008		$250	$251
Ford Motor Credit Co.
5.590% due 03/13/2007		100	99
General Electric Capital Corp.
5.506% due 05/10/2010		100	100
General Motors Acceptance Corp.
6.242% due 03/20/2007		70	70
6.407% due 01/16/2007		100	100
Goldman Sachs Group, Inc.
5.479% due 06/23/2009		200	200
5.605% due 10/05/2007		100	100
HSBC Finance Corp.
5.486% due 05/10/2007		170	170
5.520% due 09/15/2008		100	100
Lehman Brothers Holdings, Inc.
5.599% due 12/23/2010		100	100
MBNA Europe Funding PLC
5.490% due 09/07/2007		300	300
Mirage Resorts, Inc.
6.750% due 08/01/2007		100	101
Morgan Stanley
5.550% due 02/09/2009		100	100
National Australia Bank Ltd.
5.430% due 09/11/2009		100	100
Rabobank Nederland
5.527% due 01/15/2009		200	200
Riggs Capital Trust
8.875% due 03/15/2027		100	106
Royal Bank of Scotland PLC
5.520% due 04/11/2008		100	100
VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007		100	101

			2,398

Industrials 7.2%
Airgas, Inc.
9.125% due 10/01/2011		100	105
ConocoPhillips
5.510% due 04/11/2007		100	100
CSC Holdings, Inc.
7.250% due 07/15/2008		100	102
DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007		50	50
Enterprise Products Operating LP
4.000% due 10/15/2007		30	30
Historic TW, Inc.
8.180% due 08/15/2007		100	102
HJ Heinz Co.
6.428% due 12/01/2008		100	102
Newfield Exploration Co.
7.450% due 10/15/2007		1,000	1,016
Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		100	100
Transocean, Inc.
5.591% due 09/05/2008		100	100
Walt Disney Co.
5.490% due 09/10/2009		100	100

			1,907

Utilities 1.6%
Entergy Gulf States, Inc.
3.600% due 06/01/2008		100	97
Ohio Edison Co.
4.000% due 05/01/2008		30	30
Public Service Enterprise Group, Inc.
5.765% due 09/21/2008		100	100
Verizon Global Funding Corp.
5.535% due 08/15/2007		200	200

			427

Total Corporate Bonds & Notes (Cost $4,735)			4,732

U.S. GOVERNMENT AGENCIES 8.7%
Fannie Mae
5.000% due 07/25/2020		155	154
5.450% due 03/25/2034		56	57
5.480% due 08/25/2034		23	23
5.500% due 11/01/2016		115	115
5.632% due 03/01/2044		193	194
5.680% due 05/25/2042		30	30
5.848% due 10/01/2031		22	22
6.000% due 06/01/2017		32	32
Freddie Mac
3.500% due 01/15/2013 - 03/15/2022		197	194
5.500% due 08/15/2030		12	12
5.632% due 10/25/2044 - 02/25/2045		1,036	1,039
5.680% due 06/15/2031		74	74
5.832% due 07/25/2044		209	212
9.500% due 12/01/2019		20	21
Government National Mortgage Association
5.000% due 02/20/2032		48	48
6.000% due 03/15/2032 - 03/20/2032		87	87

Total U.S. Government Agencies (Cost $2,314)			2,314

MORTGAGE-BACKED SECURITIES 6.1%
Banc of America Mortgage Securities
5.405% due 10/20/2032		4	4
6.791% due 07/25/2032		3	3
Bear Stearns Adjustable Rate Mortgage Trust
4.655% due 12/25/2033		17	16
4.799% due 11/25/2035		242	239
Countrywide Alternative Loan Trust
5.480% due 05/20/2046		87	87
5.610% due 02/25/2037		186	187
Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035		74	74
CS First Boston Mortgage Securities
5.139% due 03/25/2032		35	35
5.698% due 05/25/2032		4	4
First Republic Mortgage Loan Trust
5.630% due 08/15/2032		73	73
Greenpoint Mortgage Funding Trust
5.550% due 05/25/2045		138	139
GSR Mortgage Loan Trust
4.541% due 09/25/2035		85	84
Harborview Mortgage Loan Trust
5.550% due 05/19/2035		176	176
Mellon Residential Funding Corp.
5.770% due 12/15/2030		28	29
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (a)		483	2
Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036		98	98
5.560% due 05/25/2045		189	189
5.660% due 09/19/2032		20	20
Washington Mutual, Inc.
5.111% due 10/25/2032		4	4
5.432% due 02/25/2046		92	92
5.600% due 12/25/2027		45	45
5.832% due 06/25/2042		25	25

Total Mortgage-Backed Securities (Cost $1,626)			1,625

ASSET-BACKED SECURITIES 16.0%
ACE Securities Corp.
5.410% due 02/25/2036		127	128
Ameriquest Mortgage Securities, Inc.
5.410% due 03/25/2035		48	48
Argent Securities, Inc.
5.400% due 05/25/2036		67	67
5.430% due 11/25/2035		97	97
5.470% due 02/25/2036		165	165
Bear Stearns Asset-Backed Securities, Inc.
5.400% due 12/25/2035		42	42
5.660% due 10/25/2032		4	4
Centex Home Equity
5.440% due 10/25/2035		27	27
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008		8	8
Countrywide Asset-Backed Certificates
5.400% due 02/25/2036		143	143
5.400% due 03/25/2036		78	78
5.400% due 04/25/2036		77	77
5.490% due 08/25/2033		119	119
5.500% due 12/25/2035		141	141
5.700% due 05/25/2032		1	1
5.810% due 12/25/2031		6	6
CS First Boston Mortgage Securities Corp.
5.680% due 07/25/2032		3	3
5.700% due 08/25/2032		3	3
FBR Securitization Trust
5.440% due 10/25/2035		30	30
5.450% due 10/25/2035		138	138
First Franklin Mortgage Loan Asset-Backed Certificates
5.400% due 01/25/2036		73	73
5.420% due 01/25/2036		74	74
First NLC Trust
5.440% due 12/25/2035		125	125
5.450% due 12/31/2036		58	58
Fremont Home Loan Trust
5.420% due 01/25/2036		151	151
GSAMP Trust
5.420% due 11/25/2035		66	66
5.440% due 01/25/2036		178	178
5.450% due 12/25/2035		61	61
Home Equity Asset Trust
5.410% due 05/25/2036		74	74
Irwin Home Equity
5.870% due 07/25/2032		7	7
Long Beach Mortgage Loan Trust
5.400% due 03/25/2036		61	61
5.420% due 01/25/2036		123	123
MASTR Asset-Backed Securities Trust
5.410% due 12/25/2035		71	71
Merrill Lynch Mortgage Investors, Inc.
5.400% due 02/25/2037		67	67
Morgan Stanley Capital I
5.400% due 02/25/2036		69	69
Nelnet Student Loan Trust
5.378% due 08/23/2011		93	93
5.575% due 07/25/2016		100	100
Quest Trust
5.890% due 06/25/2034		12	12
Renaissance Home Equity Loan Trust
5.690% due 11/25/2034		34	34
5.770% due 08/25/2033		19	19
5.830% due 12/25/2033		81	82
Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036		66	66
5.410% due 01/25/2036		58	58
Residential Asset Securities Corp.
5.410% due 01/25/2036		70	70
5.430% due 10/25/2035		125	125
Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035		226	226
SACO I, Inc.
5.404% due 04/25/2036		48	48
5.440% due 12/25/2035		112	112
Saxon Asset Securities Trust
5.600% due 01/25/2032		1	1
Soundview Home Equity Loan Trust
5.400% due 03/25/2036		55	55
5.400% due 05/25/2036		66	66
5.500% due 04/25/2035		32	32
Structured Asset Investment Loan Trust
5.420% due 07/25/2035		22	22
Structured Asset Securities Corp.
5.675% due 01/25/2033		4	4
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		31	32
Wachovia Auto Owner Trust
4.820% due 02/20/2009		310	309
Wells Fargo Home Equity Trust
5.570% due 10/25/2035		100	100

Total Asset-Backed Securities (Cost $4,245)			4,249

SOVEREIGN ISSUES 0.5%
Russia Government International Bond
10.000% due 06/26/2007		140	145

Total Sovereign Issues (Cost $146)			145

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 5.080% Exp. 04/19/2007		500	2
Strike @ 5.130% Exp. 10/25/2006		2,400	4
Strike @ 5.130% Exp. 10/25/2006		2,600	4
Strike @ 5.250% Exp. 07/02/2007		800	7
Strike @ 5.500% Exp. 06/29/2007		1,000	12

Total Purchased Call Options (Cost $19)			29

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 50.9%
Commercial Paper 43.7%
Bank of America Corp.
5.260% due 12/14/2006		100	99
5.385% due 10/10/2006		700	699
Bank of Ireland
5.355% due 11/03/2006		700	697
Barclays U.S. Funding Corp.
5.235% due 12/22/2006		700	691
Danske Corp.
5.255% due 01/18/2007		700	689
Dexia Delaware LLC
5.370% due 10/10/2006		700	699
DnB NORBank ASA
5.275% due 11/13/2006		700	696
Fannie Mae
0.010% due 11/29/2006		700	694
Fortis Funding
5.240% due 10/25/2006		700	698
General Electric Capital Corp.
5.270% due 11/14/2006		600	596
HBOS Treasury Services PLC
5.265% due 11/22/2006		600	595
CDC Commercial Paper, Inc.
5.255% due 12/15/2006		700	692
Rabobank USA Financial Corp.
5.270% due 10/02/2006		600	600
Sanofi Aventis
5.250% due 11/15/2006		700	695
Societe Generale N.A.
5.245% due 01/08/2007		700	690
Spintab AB
5.350% due 11/03/2006		700	697
TotalFinaElf Capital S.A.
5.360% due 10/02/2006		700	700
UBS Finance Delaware LLC
5.265% due 11/16/2006		700	695

			11,622

Repurchase Agreement 1.9%
State Street Bank
4.900% due 10/02/2006		498	498
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $509. Repurchase proceeds are $498.)

France Treasury Bills 4.8%
2.866% due 10/26/2006	EUR	1,000	1,266

U.S. Treasury Bills 0.5%
4.863% due 11/30/2006-12/14/2006 (b)(d)		$135	134

Total Short-Term Instruments (Cost $13,527)			13,520

Total Investments (c) (Cost $26,612)		100.1%	$26,614
Written Options (f) (Premiums $18)		(0.1%)	(29)
Other Assets and Liabilities (Net)		(0.0%)	(7)

Net Assets		100.0%	$26,578

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) As of September 30, 2006, portfolio securities with an aggregate market value of $158 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $134 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation	)
90-Day Eurodollar December Futures	Long	12/2007	19	$6
90-Day Eurodollar June Futures	Long	06/2008	19	4
90-Day Eurodollar March Futures	Long	03/2008	19	6
90-Day Eurodollar September Futures	Long	09/2008	19	4
90-Day Sterling Interest Rate December Futures	Long	12/2007	13	5
U.S. Treasury 10-Year Note December Futures	Short	12/2006	7	(6)

				$19

(e) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation )
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	$400	$(12)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	06/21/2007	3,200	(6)

						$(18)

(f) Written options outstanding on September 30, 2006:

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$1,000	$5	$7
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	200	2	3
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	600	7	12
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	1,100	4	7

							$18	$29

(g) Short sales open on September 30, 2006 were as follows:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
U.S. Treasury Note	5.000%	02/15/2011	$200	$202	$205

à	Market value includes $2 of interest payable on short sales.

(h) Forward foreign currency contracts outstanding on September 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	CNY	1,791	03/2007	$0	$0	$0
Sell	EUR	992	10/2006	3	0	3
Sell	GBP	47	10/2006	2	0	2
Buy	JPY	76,288	11/2006	0	(17)	(17)

				$5	$(17)	$(12)

Schedule of Investments

StocksPLUS Growth and Income Portfolio

September 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.2%
Georgia-Pacific Corp.
7.367% due 12/20/2012		$185	$187
7.390% due 12/20/2012		762	764
7.485% due 12/20/2012		48	48

Total Bank Loan Obligations (Cost $995)			999

CORPORATE BONDS & NOTES 26.2%
Banking & Finance 13.9%
Bank of America Corp.
5.400% due 06/19/2009		800	801
CIT Group, Inc.
5.000% due 11/24/2008		300	299
Citigroup, Inc.
4.200% due 12/20/2007		2,500	2,472
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)		1,700	1,173
Export-Import Bank of Korea
5.656% due 11/16/2010		1,900	1,902
Ford Motor Credit Co.
6.340% due 03/21/2007		1,700	1,696
6.194% due 09/28/2007		600	595
4.950% due 01/15/2008		100	97
General Electric Capital Corp.
5.520% due 01/05/2009		200	200
General Motors Acceptance Corp.
6.407% due 01/16/2007		600	600
6.539% due 09/23/2008		1,500	1,491
HSBC Finance Corp.
6.538% due 11/13/2007		100	101
Lehman Brothers Holdings, Inc.
5.718% due 07/18/2011		100	100
Royal Bank of Scotland Group PLC
5.424% due 12/21/2007		600	601

			12,128

Industrials 9.5%
El Paso Corp.
6.500% due 06/01/2008		1,100	1,107
7.625% due 08/16/2007		500	509
HCA, Inc.
7.250% due 05/20/2008		120	122
Host Marriott LP
9.500% due 01/15/2007		25	25
JC Penney Corp., Inc.
7.375% due 08/15/2008		100	103
Mandalay Resort Group
6.500% due 07/31/2009		2,200	2,214
Northwest Pipeline Corp.
6.625% due 12/01/2007		1,372	1,386
Pemex Project Funding Master Trust
5.991% due 12/03/2012		700	699
Southern Natural Gas Co.
6.700% due 10/01/2007		500	505
Transcontinental Gas Pipe Line Corp.
6.787% due 04/15/2008		1,100	1,103
Transocean, Inc.
5.591% due 09/05/2008		200	200
Xerox Corp.
9.750% due 01/15/2009		300	326

			8,299

Utilities 2.9%
AT&T, Inc.
4.214% due 06/05/2007		300	298
5.612% due 11/14/2008		100	100
CMS Energy Corp.
9.875% due 10/15/2007		1,300	1,357
Qwest Corp.
8.640% due 06/15/2013		700	753

			2,508

Total Corporate Bonds & Notes (Cost $23,409)			22,935

MUNICIPAL BONDS & NOTES 0.6%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021		555	557

Total Municipal Bonds & Notes (Cost $552)			557

U.S. GOVERNMENT AGENCIES 10.1%
Fannie Mae
5.000% due 12/01/2017 - 09/01/2018		1,051	1,036
5.500% due 10/12/2036		5,000	4,927
6.000% due 04/01/2016 - 11/01/2033		229	233
8.000% due 05/01/2030 - 09/01/2031		47	49
Federal Home Loan Bank
0.000% due 02/27/2012		500	456
Freddie Mac
5.500% due 08/15/2030		27	27
6.000% due 07/01/2016 - 05/01/2033		1,011	1,021
6.500% due 10/25/2043		549	558
Government National Mortgage Association
4.000% due 07/16/2027		116	115
5.125% due 11/20/2029		166	167
5.375% due 02/20/2027		167	169
8.000% due 04/15/2027 - 12/15/2029		73	77
8.500% due 04/20/2030		3	3

Total U.S. Government Agencies (Cost $8,926)			8,838

U.S. TREASURY OBLIGATIONS 13.0%
Treasury Inflation Protected Securities
3.625% due 01/15/2008 (d)		11,336	11,430

Total U.S. Treasury Obligations (Cost $11,671)			11,430

MORTGAGE-BACKED SECURITIES 2.3%
Banc of America Funding Corp.
4.114% due 05/25/2035		490	477
Banc of America Mortgage Securities
6.500% due 10/25/2031		236	240
Bear Stearns Adjustable Rate Mortgage Trust
5.331% due 02/25/2033		174	174
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		385	382
CS First Boston Mortgage Securities Corp.
5.698% due 05/25/2032		125	125
Impac CMB Trust
6.059% due 10/25/2033		33	33
5.830% due 04/25/2034		174	174
Residential Funding Mortgage Security I
6.500% due 03/25/2032		248	249
Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2035		185	185

Total Mortgage-Backed Securities (Cost $2,072)			2,039

ASSET-BACKED SECURITIES 0.4%
Long Beach Mortgage Loan Trust
5.610% due 10/25/2034		70	70
Wells Fargo Home Equity Trust
5.450% due 12/25/2035		297	297

Total Asset-Backed Securities (Cost $367)			367

SOVEREIGN ISSUES 1.6%
Korea Development Bank
5.679% due 11/22/2012		500	501
Mexico Government International Bond
6.200% due 01/13/2009		900	911

Total Sovereign Issues (Cost $1,400)			1,412

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		7,300	0
Strike @ 4.800% Exp. 12/22/2006		7,000	5
Strike @ 5.000% Exp. 03/08/2007		9,000	32
Strike @ 5.080% Exp. 04/19/2007		9,200	48
Strike @ 5.130% Exp. 10/25/2006		16,000	25
2-Year Interest Rate Swap (OTC) Pay 6-month GBP-LIBOR Floating Rate Index
Strike @ 5.080% Exp. 06/15/2007		600	4

Total Purchased Call Options (Cost $174)			114

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006		55	0
Strike @ $92.250 Exp. 12/18/2006		444	3
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		354	2
S&P 500 Index December Futures (CME)
Strike @ $700.000 Exp. 12/15/2006		228	0

Total Purchased Put Options (Cost $12)			5

		Shares
PREFERRED STOCK 2.1%
DG Funding Trust
7.749% due 12/31/2049		173	1,819

Total Preferred Stock (Cost $1,823)
		Principal Amount (000s )
SHORT-TERM INSTRUMENTS 48.2%
Certificates of Deposit 2.2%
Barclay Bank PLC
4.485% due 01/29/2007		$1,900	1,900

Commercial Paper 20.8%
Bank of America Corp.
5.260% due 12/18/2006		1,800	1,778
Cox Communications, Inc.
5.449% due 01/16/2007		300	300
General Electric Capital Corp.
5.370% due 10/10/2006		300	300
5.270% due 11/14/2006		1,800	1,789
HBOS Treasury Services PLC
5.380% due 10/12/2006		2,300	2,297
ING U.S. Funding LLC
5.255% due 12/06/2006		2,300	2,277
Rabobank USA Financial Corp.
5.360% due 10/02/2006		1,000	1,000
Societe Generale N.A.
5.370% due 10/10/2006		2,300	2,297
TotalFinaElf Capital S.A.
5.360% due 10/02/2006		2,400	2,400
UBS Finance Delaware LLC
5.340% due 10/02/2006		300	300
5.280% due 11/16/2006		2,300	2,285
Viacom, Inc.
5.600% due 03/22/2007		250	250
Westpac Capital Corp.
5.270% due 11/16/2006		1,000	993

			18,266

Repurchase Agreement 6.3%
State Street Bank
4.900% due 10/02/2006		5,547	5,547
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $5,662. Repurchase proceeds are $5,549.)

France Treasury Bills 3.5%
2.827% due 10/12/2006-10/19/2006	EUR	2,380	3,015
Netherlands Treasury Bills 9.4%
2.905% due 10/31/2006		6,500	8,223
U.S. Treasury Bills 6.0%
4.901% due 11/30/2006-12/14/2006 (c)(e)		$5,330	5,283

Total Short-Term Instruments (Cost $42,238)			42,234

Total Investments (a) (Cost $93,639)		105.8%	$92,749
Written Options (g) (Premiums $196)		(0.2%)	(164)
Other Assets and Liabilities (Net)		(5.6%)	(4,875)

Net Assets		100.0%	$87,682

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) As of September 30, 2006, portfolio securities with an aggregate market value of $456 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Security is in default.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $16,714 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation	)
90-Day Eurodollar December Futures	Long	12/2007	20	12
90-Day Eurodollar June Futures	Long	06/2007	1	1
90-Day Eurodollar March Futures	Long	03/2008	8	5
90-Day Eurodollar September Futures	Long	09/2007	628	254
90-Day Sterling Interest Rate December Futures	Long	12/2007	4	1
90-Day Sterling Interest Rate June Futures	Long	06/2007	4	0
90-Day Sterling Interest Rate September Futures	Long	09/2007	6	1
S&P 500 Index December Futures	Long	12/2006	237	1,877
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	139	(324)

				$1,827

(f) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,000	$9
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		$400	2

							$11

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	06/20/2007	$500	$5
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	200	1
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	500	12
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	3,000	6
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	600	4

						$28

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.030%	05/15/2007	3,581	$78

(g) Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	7	$3	$6
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	8	4	2

				$7	$8

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	100	$2	$2
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		1,000	5	13
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		100	2	2
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$3,000	11	20
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,600	19	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		3,000	39	7
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	29	24
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		2,600	12	18
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		4,000	31	56
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		900	4	6

								$189	$156

(h) Forward foreign currency contracts outstanding on September 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	CNY	1,818	03/2007	$0	$(1)	$(1)
Sell	EUR	8,387	10/2006	25	0	25
Buy	GBP	35	10/2006	0	(1)	(1)
Buy	JPY	325,358	11/2006	0	(74)	(74)
Buy	KRW	122,504	05/2007	0	0	0
Buy	RUB	2,316	03/2007	0	0	0

				$25	$(76)	$(51)

Schedule of Investments

StocksPLUS® Total Return Portfolio

September 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 15.5%
Banking & Finance 10.8%
Bank of America Corp.
5.400% due 06/19/2009	$30	$30
BNP Paribas Finance
5.186% due 06/29/2049	30	28
Citigroup, Inc.
5.520% due 12/26/2008	100	100
General Electric Capital Corp.
5.568% due 01/03/2008	20	20
Goldman Sachs Group, Inc.
5.479% due 06/23/2009	30	30
Lehman Brothers Holdings, Inc.
5.601% due 10/22/2008	30	30
Merrill Lynch & Co., Inc.
5.489% due 08/22/2008	30	30
RBS Capital Trust I
5.512% due 09/29/2049	20	20
Wachovia Corp.
5.535% due 10/28/2008	30	30
WEA Finance LLC
5.700% due 10/01/2016	30	30
Wells Fargo & Co.
5.449% due 03/23/2010	30	30

		378

Industrials 3.6%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	30	30
DaimlerChrysler N.A. Holding Corp.
5.870% due 09/10/2007	30	30
FedEx Corp.
5.579% due 08/08/2007	30	30
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	20	24
Transocean, Inc.
5.400% due 09/05/2008	10	10

		124

Utilities 1.1%
BellSouth Corp.
5.572% due 08/15/2008	30	30
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	10	10

		40

Total Corporate Bonds & Notes (Cost $541)		542

MUNICIPAL BONDS & NOTES 0.3%
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	10	11

Total Municipal Bonds & Notes (Cost $10)		11

U.S. GOVERNMENT AGENCIES 53.6%
Fannie Mae
4.486% due 06/01/2035 - 09/01/2035	44	43
4.614% due 09/01/2035	18	18
4.686% due 10/01/2035	12	12
4.693% due 12/01/2033	12	12
4.711% due 12/01/2033	7	7
4.835% due 06/01/2035	18	18
5.011% due 06/01/2035	17	17
5.500% due 08/01/2035 - 10/12/2036	1,695	1,670
Freddie Mac
4.396% due 09/01/2035	5	5
4.539% due 09/01/2035	20	20
4.715% due 08/01/2035	19	19
4.913% due 11/01/2034	17	17
5.000% due 12/15/2020	8	8
5.632% due 02/25/2045	7	7

Total U.S. Government Agencies (Cost $1,879)		1,873

MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	15	14
Indymac Index Mortgage Loan Trust
5.199% due 01/25/2036	9	9
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	86	86
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	9	9

Total Mortgage-Backed Securities (Cost $119)		118

ASSET-BACKED SECURITIES 0.7%
Argent Securities, Inc.
5.470% due 12/25/2035	7	7
FBR Securitization Trust
5.440% due 10/25/2035	3	3
5.450% due 10/25/2035	3	3
Long Beach Mortgage Loan Trust
5.610% due 10/25/2034	7	8
SACO I, Inc.
5.440% due 09/25/2035	3	3

Total Asset-Backed Securities (Cost $24)		24

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
Fannie Mae (OTC)
Strike @ $87.000 Exp. 10/05/2006	500	0
	# of Contracts
90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006	2	0
90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007	16	0
Strike @ $91.250 Exp. 06/18/2007	2	0
Strike @ $91.500 Exp. 06/18/2007	2	0
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	4	0
S&P 500 Index December Futures (CME)
Strike @ $700.000 Exp. 12/15/2006	7	0

Total Purchased Put Options (Cost $1)		0

SHORT-TERM INSTRUMENTS 47.5%
	Principal Amount (000s)
Repurchase Agreement 12.6%
Credit Suisse First Boston
5.050% due 10/02/2006	$200	200
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% due 02/15/2009 valued at $206. Repurchase proceeds are $200.)
State Street Bank
4.900% due 10/02/2006	242	242
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $247. Repurchase proceeds are $242.)

		442

France Treasury Bills 18.1%
2.938% due 11/02/2006	EUR 500	632

Spain Treasury Bills 3.6%
2.890% due 12/22/2006	100	126

U.S. Treasury Bills 13.2%
4.812% due 11/30/2006-12/14/2006 (a)(b)	$465	460

Total Short-Term Instruments (Cost $1,665)		1,660

Total Investments (Cost $4,239)	121.0%	$4,228
Other Assets and Liabilities (Net)	(21.0%)	(735)

Net Assets	100.0%	$3,493

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(a) Securities with an aggregate market value of $460 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2006	7	$11
S&P 500 Index December Futures	Long	12/2006	9	81
U.S. Treasury 10-Year Note December Futures	Long	12/2006	2	2
90-Day Eurodollar March Futures	Long	03/2007	2	(1)
90-Day Eurodollar June Futures	Long	06/2007	6	(2)
90-Day Eurodollar September Futures	Long	09/2007	6	(2)
90-Day Eurodollar December Futures	Long	12/2007	2	1
90-Day Eurodollar December Futures	Long	12/2007	6	1
90-Day Eurodollar March Futures	Long	03/2008	1	1
90-Day Eurodollar March Futures	Long	03/2008	1	1

				$93

(a) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	$200	$3

(a) Forward foreign currency contracts outstanding on September 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	11	10/2006	$0	$0	$0
Sell	EUR	579	10/2006	2	0	2
Buy	GBP	4	10/2006	0	0	0
Buy	JPY	10,548	11/2006	0	(3)	(3)
Buy	KRW	4,538	05/2007	0	0	0
Buy	RUB	81	03/2007	0	0	0
Buy	SGD	2	11/2006	0	0	0
Buy	TWD	36	02/2007	0	0	0

				$2	$(3)	$(1)

Schedule of Investments

Total Return Portfolio

September 30, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%
CSC Holdings, Inc.
6.670% due 02/24/2013		$7	$6
7.110% due 02/24/2013		1,101	1,098
7.217% due 02/24/2013		743	741
7.258% due 02/24/2013		743	741

Total Bank Loan Obligations (Cost $2,593)			2,586

CORPORATE BONDS & NOTES 13.2%
Banking & Finance 9.9%
Aig-Fp Matched Funding
5.390% due 06/16/2008		6,200	6,247
American General Finance Corp.
5.429% due 03/23/2007		1,600	1,601
American International Group, Inc.
5.380% due 06/16/2009		5,400	5,412
5.050% due 10/01/2015		1,300	1,269
Atlantic & Western Re Ltd.
11.508% due 01/09/2007		600	595
Bank of America N.A.
5.485% due 07/25/2008		11,200	11,208
Bear Stearns Cos., Inc.
5.589% due 03/30/2009		7,100	7,110
5.489% due 08/21/2009		9,100	9,112
BNP Paribas Finance
5.186% due 06/29/2049		15,600	14,801
China Development Bank
5.000% due 10/15/2015		900	871
CIT Group Holdings, Inc.
5.635% due 01/30/2009		13,700	13,738
CIT Group, Inc.
5.540% due 12/19/2008		2,400	2,406
5.546% due 08/17/2009		7,100	7,108
5.780% due 07/28/2011		7,200	7,214
Citigroup, Inc.
5.408% due 12/26/2008		8,200	8,209
Export-Import Bank of China
4.875% due 07/21/2015		900	864
Export-Import Bank of Korea
4.125% due 02/10/2009		140	136
Ford Motor Credit Co.
6.340% due 03/21/2007		800	798
General Electric Capital Corp.
5.568% due 01/03/2008		14,360	14,384
5.520% due 01/05/2009		11,000	11,012
5.570% due 01/20/2010		5,400	5,407
Goldman Sachs Group, Inc.
5.585% due 07/29/2008		6,000	6,013
5.536% due 11/10/2008		7,100	7,113
5.477% due 12/22/2008		4,800	4,807
5.479% due 06/23/2009		13,070	13,083
HBOS Treasury Services PLC
5.540% due 07/17/2009		10,400	10,410
5.920% due 09/29/2049		1,100	1,066
HSBC Bank USA N.A.
5.494% due 09/21/2007		14,500	14,519
5.530% due 06/10/2009		7,700	7,730
HSBC Finance Corp.
5.520% due 09/15/2008		3,600	3,611
5.531% due 12/05/2008		5,900	5,920
John Deere Capital Corp.
5.399% due 07/15/2008		6,400	6,402
JPMorgan Chase Capital
6.550% due 09/29/2036		1,200	1,215
Lehman Brothers Holdings, Inc.
5.598% due 04/03/2009		5,300	5,307
5.492% due 08/21/2009		13,900	13,909
5.696% due 11/10/2009		4,500	4,523
5.718% due 07/18/2011		4,800	4,811
Merrill Lynch & Co, Inc.
5.492% due 08/14/2009		6,200	6,205
5.685% due 07/25/2011		8,500	8,517
Morgan Stanley
5.550% due 02/09/2009		14,600	14,627
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		700	707
National Australia Bank Ltd.
5.430% due 09/11/2009		5,300	5,303
Petroleum Export Ltd.
5.265% due 06/15/2011		929	920
Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008		400	363
Phoenix Quake Wind Ltd.
7.930% due 07/03/2008		1,600	1,611
Premium Asset Trust
5.765% due 09/08/2007		100	100
Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,175
Royal Bank of Scotland PLC
5.570% due 07/21/2008		6,400	6,407
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	322
USB Capital IX
6.189% due 04/15/2042		900	911
Vita Capital Ltd.
6.830% due 01/01/2007		500	502
Wachovia Bank N.A.
5.358% due 06/27/2008		6,300	6,304
5.429% due 03/23/2009		7,100	7,103
Wells Fargo & Co.
5.490% due 09/15/2009		6,715	6,732

			307,750

Industrials 2.0%
Anadarko Petroleum Corp.
5.790% due 09/15/2009		10,000	10,020
Comcast Corp.
5.800% due 07/14/2009		7,700	7,719
DaimlerChrysler N.A. Holding Corp.
5.917% due 08/03/2009		6,300	6,300
El Paso Corp.
6.750% due 05/15/2009		6,000	6,060
7.875% due 06/15/2012		5,800	6,047
7.800% due 08/01/2031		1,500	1,545
HJ Heinz Co.
6.428% due 12/01/2008		1,100	1,123
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		100	119
Pemex Project Funding Master Trust
8.000% due 11/15/2011		100	110
5.750% due 12/15/2015		2,300	2,250
8.625% due 02/01/2022		1,200	1,444
9.500% due 09/15/2027		55	72
Transocean, Inc.
5.591% due 09/05/2008		6,200	6,203
United Airlines, Inc.
8.030% due 07/01/2011 (c)		465	477
6.071% due 03/01/2013		4,547	4,545
Viacom, Inc.
5.750% due 04/30/2011		1,000	999
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	7,000

			62,033

Utilities 1.3%
AT&T, Inc.
4.214% due 06/05/2007		8,600	8,552
5.380% due 11/14/2008		4,200	4,214
BellSouth Corp.
5.580% due 08/15/2008		10,200	10,207
El Paso Corp.
9.625% due 05/15/2012		800	890
Entergy Gulf States, Inc.
6.000% due 12/01/2012		6,500	6,508
5.700% due 06/01/2015		8,300	8,076
Korea Electric Power Corp.
5.125% due 04/23/2034		90	89
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		657	660
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		2,600	2,516
TPSA Finance BV
7.750% due 12/10/2008		120	126

			41,838

Total Corporate Bonds & Notes (Cost $408,637)			411,621

MUNICIPAL BONDS & NOTES 0.5%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017		3,700	3,942
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		2,900	3,194
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,185	1,181
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037		1,530	1,632
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039		5,450	6,108
New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
6.220% due 06/15/2023		850	951

Total Municipal Bonds & Notes (Cost $14,995)			17,008

U.S. GOVERNMENT AGENCIES 48.9%
Fannie Mae
4.000% due 10/01/2018		461	437
4.500% due 02/01/2035 - 04/01/2035		1,215	1,136
4.685% due 05/25/2035		1,300	1,282
4.712% due 04/01/2035		3,351	3,306
4.752% due 04/01/2035		4,992	4,922
5.000% due 01/01/2018 - 11/13/2036		255,520	247,314
5.191% due 11/01/2035		347	349
5.215% due 10/01/2032		1,802	1,812
5.500% due 04/01/2014 - 10/12/2036		1,151,959	1,136,630
5.680% due 03/25/2044		7,816	7,827
5.702% due 11/01/2025		2	2
5.707% due 09/01/2039		109	110
5.832% due 09/01/2040		106	107
5.984% due 09/01/2034		2,965	2,984
6.000% due 04/01/2016 - 10/12/2036		30,458	30,705
6.104% due 12/01/2036		2,961	2,982
6.500% due 06/01/2029 - 04/01/2032		395	404
7.000% due 04/25/2023 - 06/01/2032		4,019	4,175
Federal Home Loan Bank
4.200% due 02/05/2007		2,000	1,925
Federal Housing Administration
7.430% due 01/25/2023		54	55
Freddie Mac
4.500% due 04/01/2018 - 10/01/2018		2,568	2,482
5.000% due 04/01/2018 - 09/01/2035		9,441	9,230
5.500% due 04/01/2033 - 10/12/2036		38,013	37,494
5.630% due 05/15/2036		5,100	5,093
5.632% due 02/25/2045		1,312	1,304
5.780% due 11/15/2030		37	37
5.830% due 09/15/2030		36	36
5.957% due 01/01/2028		3	3
6.000% due 07/01/2016 - 11/01/2033		6,893	6,960
6.045% due 07/01/2030		2	2
6.099% due 07/01/2027		3	3
6.500% due 03/01/2013 - 03/01/2034		1,106	1,133
7.000% due 06/15/2023		2,153	2,232
7.500% due 07/15/2030 - 03/01/2032		330	340
8.500% due 08/01/2024		17	18
Government National Mortgage Association
4.375% due 05/20/2030		16	16
4.500% due 07/20/2030		20	20
4.750% due 02/20/2032		1,216	1,214
5.125% due 10/20/2029 - 11/20/2029		384	387
5.375% due 04/20/2026 - 02/20/2027		133	134
5.500% due 04/15/2033 - 09/15/2033		634	630
5.730% due 06/20/2030		2	2
5.830% due 09/20/2030		31	31
6.500% due 03/15/2031 - 04/15/2032		304	313
Small Business Administration
6.030% due 02/10/2012		6,559	6,732
6.344% due 08/01/2011		867	896
7.449% due 08/01/2010		12	13
8.017% due 02/10/2010		101	107
Small Business Administration Participation Certificates
5.130% due 09/01/2023		80	80
6.290% due 01/01/2021		214	222
7.500% due 04/01/2017		1,310	1,370

Total U.S. Government Agencies (Cost $1,543,307)			1,526,998

U.S. TREASURY OBLIGATIONS 1.7%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (g)		514	510
2.375% due 01/15/2025		15,546	15,801
2.000% due 01/15/2026		35,250	33,818
3.625% due 04/15/2028		2,516	3,119

Total U.S. Treasury Obligations (Cost $53,482)			53,248

MORTGAGE-BACKED SECURITIES 4.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		4,420	4,302
Banc of America Commercial Mortgage, Inc.
4.875% due 06/10/2039		590	586
4.128% due 07/10/2042		395	385
Banc of America Funding Corp.
4.116% due 05/25/2035		5,467	5,331
Banc of America Mortgage Securities
6.500% due 10/25/2031		1,746	1,778
5.403% due 10/20/2032		218	218
6.500% due 09/25/2033		603	609
Bear Stearns Adjustable Rate Mortgage Trust
5.546% due 11/25/2030		13	13
5.340% due 02/25/2033		477	475
5.621% due 02/25/2033		318	317
5.062% due 04/25/2033		1,516	1,520
4.812% due 01/25/2034		3,532	3,493
4.750% due 10/25/2035		22,400	22,101
Bear Stearns Alt-A Trust
5.448% due 05/25/2035		8,349	8,375
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		1,936	1,906
Countrywide Alternative Loan Trust
4.673% due 08/25/2034		271	269
Countrywide Home Loan Mortgage Pass-Through Trust
5.592% due 05/25/2034		1,207	1,208
5.250% due 02/20/2036		2,294	2,274
CS First Boston Mortgage Securities Corp.
6.257% due 06/25/2032		158	158
5.672% due 10/25/2032		85	84
First Nationwide Trust
6.750% due 08/21/2031		84	84
Fremont Home Loan Trust
5.412% due 02/27/2037		6,600	6,600
Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036		915	916
GS Mortgage Securities Corp. II
5.396% due 08/10/2038		905	908
GSR Mortgage Loan Trust
4.541% due 09/25/2035		23,851	23,535
Harborview Mortgage Loan Trust
5.550% due 05/19/2035		2,461	2,468
Impac CMB Trust
5.830% due 04/25/2034		1,305	1,306
Indymac ARM Trust
6.648% due 01/25/2032		10	10
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021		7,068	7,064
Merrill Lynch Mortgage Trust
4.353% due 02/12/2042		515	505
Morgan Stanley Capital I, Inc.
4.050% due 01/13/2041		530	514
Prime Mortgage Trust
5.730% due 02/25/2019		308	309
5.730% due 02/25/2034		1,325	1,330
Residential Funding Mortgage Security I
6.500% due 03/25/2032		1,620	1,628
Structured Asset Mortgage Investments, Inc.
5.660% due 09/19/2032		283	284
Structured Asset Securities Corp.
6.103% due 02/25/2032		34	34
6.150% due 07/25/2032		80	81
Wachovia Bank Commercial Mortgage Trust
5.490% due 08/11/2018		25,000	25,020
Washington Mutual, Inc.
5.126% due 10/25/2032		401	399
5.832% due 08/25/2042		5,392	5,415
5.620% due 10/25/2045		2,579	2,597
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		9,093	9,012

Total Mortgage-Backed Securities (Cost $146,236)			145,421

ASSET-BACKED SECURITIES 4.0%
Amortizing Residential Collateral Trust
5.600% due 06/25/2032		495	495
Argent Securities, Inc.
5.378% due 09/25/2036		4,239	4,241
Chase Credit Card Master Trust
5.430% due 06/15/2009		23,700	23,726
Citifinancial Mortgage Securities, Inc.
3.221% due 10/25/2033		17	17
Countrywide Asset-Backed Certificates
5.380% due 10/25/2036		4,200	4,199
5.380% due 07/25/2046		14,684	14,693
Daimler Chrysler Auto Trust
5.330% due 05/08/2009		9,090	9,090
EMC Mortgage Loan Trust
5.700% due 05/25/2040		832	835
GSAMP Trust
5.520% due 10/25/2033		163	163
JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036		4,241	4,243
Long Beach Mortgage Loan Trust
5.610% due 10/25/2034		2,355	2,358
Morgan Stanley Dean Witter Capital I
5.660% due 07/25/2032		14	14
Nelnet Student Loan Trust
5.447% due 12/22/2016		8,200	8,212
Newcastle Mortgage Securities Trust
5.400% due 03/25/2036		10,700	10,709
Park Place Securities, Inc.
5.642% due 08/25/2034		14,725	14,828
Residential Asset Mortgage Products, Inc.
4.450% due 07/25/2028		1,082	1,073
4.230% due 05/25/2029		106	106
4.003% due 01/25/2030		88	88
Residential Asset Securities Corp.
5.364% due 08/25/2036		5,189	5,193
Saxon Asset Securities Trust
5.382% due 11/25/2036		4,900	4,901
SBI Heloc Trust
5.496% due 08/25/2036		5,834	5,834
Structured Asset Securities Corp.
5.612% due 01/25/2033		73	74
4.370% due 10/25/2034		525	520
Wells Fargo Home Equity Trust
5.450% due 12/25/2035		10,916	10,924

Total Asset-Backed Securities (Cost $126,414)			126,536

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
8.875% due 04/15/2024		90	108
Panama Government International Bond
9.625% due 02/08/2011		480	551
8.875% due 09/30/2027		5,200	6,461
6.700% due 01/26/2036		431	429
South Africa Government International Bond
9.125% due 05/19/2009		500	543

Total Sovereign Issues (Cost $6,704)			8,092

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
United Kingdom Gilt
4.750% due 06/07/2010	GBP	2,700	5,052
4.750% due 09/07/2015		1,000	1,899

Total Foreign Currency-Denominated Issues (Cost $6,964)			6,951

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.5%
2-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 10/04/2006		$78,500	0
Strike @ 4.750% Exp. 07/02/2007		66,000	273
Strike @ 4.800% Exp. 12/22/2006		83,000	61
Strike @ 5.000% Exp. 03/08/2007		130,000	467
Strike @ 5.080% Exp. 04/19/2007		98,900	515
Strike @ 5.130% Exp. 10/25/2006		124,000	194
Strike @ 5.170% Exp. 02/01/2007		73,500	341
Strike @ 5.200% Exp. 05/09/2007		163,400	1,128
Strike @ 5.200% Exp. 05/23/2007		138,000	985
Strike @ 5.250% Exp. 06/07/2007		169,000	1,352
Strike @ 5.250% Exp. 07/02/2007		383,000	3,203
Strike @ 5.370% Exp. 07/02/2007		296,000	2,934
Strike @ 5.500% Exp. 06/29/2007		138,000	1,613
2-Year Interest Rate Swap (OTC) Pay 6-month EUR-LIBOR Floating Rate Index
Strike @ 3.960% Exp. 07/02/2007	EUR	166,000	1,103
Strike @ 4.100% Exp. 07/02/2007		58,000	512
2-Year Interest Rate Swap (OTC) Pay 6-month GBP-LIBOR Floating Rate Index
Strike @ 5.058% Exp. 06/15/2007	GBP	19,000	111
Strike @ 5.080% Exp. 06/15/2007		21,100	131

Total Purchased Call Options (Cost $9,641)			14,923

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		764	5
Strike @ $92.000 Exp. 12/18/2006		2,995	19
Strike @ $92.250 Exp. 12/18/2006		1,663	10
Strike @ $92.500 Exp. 12/18/2006		450	3
Strike @ $92.750 Exp. 12/18/2006		790	5
Strike @ $93.000 Exp. 12/18/2006		50	0
90-Day Eurodollar June Futures (CME)
Strike @ $91.000 Exp. 06/18/2007		1,328	8
Strike @ $91.250 Exp. 06/18/2007		1,855	12
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		987	6
Strike @ $92.250 Exp. 03/19/2007		585	4
90-Day Eurodollar September Futures (CME)
Strike @ $90.750 Exp. 09/17/2007		400	2
Strike @ $91.000 Exp. 09/17/2007		1,774	11

Total Purchased Put Options (Cost $130)			85

		Notional Amount (000s)
PURCHASED STRADDLE OPTIONS (e) 0.0%
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle
Strike @ $0.000 Exp. 01/17/2007		$9,000	(52)
Total Purchased Straddle Options (Cost $0)
		Shares
PREFERRED STOCK 0.4%
DG Funding Trust
7.749% due 12/31/2049		1,239	13,025

Total Preferred Stock (Cost $13,056)			13,025

		Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 42.7%
Certificates of Deposit 2.1%
Unicredito Italiano SpA
5.350% due 11/20/2006		$34,500	34,500
5.385% due 02/15/2007		30,000	30,000

			64,500

Commercial Paper 28.1%
ANZ Delaware, Inc.
5.340% due 10/26/2006		7,800	7,772
ANZ National (Int’l) Ltd.
5.380% due 10/11/2006		30,000	29,960
5.275% due 11/16/2006		5,300	5,265
ASB Bank Ltd.
5.375% due 10/26/2006		5,400	5,381
Bank of America Corp.
5.290% due 11/13/2006		55,000	54,661
5.275% due 12/01/2006		28,100	27,842
5.250% due 01/12/2007		1,000	985
CBA (de) Finance
5.250% due 12/22/2006		85,000	83,962
CDC Commercial Paper, Inc.
5.255% due 12/15/2006		44,100	43,606
Cox Communications, Inc.
5.619% due 01/16/2007		3,500	3,500
Danske Corp.
5.275% due 11/20/2006		84,500	83,893
5.255% due 01/18/2007		10,800	10,626
General Electric Capital Corp.
5.270% due 11/15/2006		3,800	3,776
Rabobank USA Financial Corp.
5.360% due 10/02/2006		21,200	21,200
Santander Hispano Finance Delaware, Inc.
5.285% due 11/14/2006		25,600	25,438
Skandinaviska Enskilda Banken
5.280% due 11/16/2006		49,800	49,471
Societe Generale N.A.
5.380% due 10/12/2006		81,600	81,478
5.260% due 12/01/2006		13,100	12,980
5.245% due 01/08/2007		600	591
Spintab AB
5.365% due 10/25/2006		14,200	14,151
Stadshypoket Delaware, Inc.
5.300% due 11/16/2006		4,800	4,768
Svenska Handelsbanken, Inc.
5.255% due 12/26/2006		80,000	78,977
TotalFinaElf Capital S.A.
5.360% due 10/02/2006		87,100	87,100
UBS Finance Delaware LLC
5.340% due 10/02/2006		19,700	19,700
5.260% due 12/01/2006		74,700	74,015
5.245% due 01/08/2007		1,200	1,182
5.250% due 01/11/2007		500	492
Viacom, Inc.
5.600% due 03/22/2007		2,600	2,600
5.594% due 05/29/2007		4,500	4,500
Westpac Capital Corp.
5.345% due 10/24/2006		38,400	38,275

			878,147

Repurchase Agreement 3.3%
Lehman Brothers Inc.
5.050% due 10/02/2006		108,000	108,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $110,736. Repurchase proceeds are $108,045.)
Tri-Party Repurchase Agreement 0.4%
State Street Bank
4.900% due 10/02/2006		5,265	5,265
(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $5,371. Repurchase proceeds are $5,267.)
Belgium Treasury Bills 0.3%
2.757% due 10/12/2006	EUR	8,680	10,998
France Treasury Bills 4.2%
2.805% due 10/12/2006-12/21/2006 (a)		104,880	132,707
Germany Treasury Bills 1.1%
2.853% due 11/15/2006		27,200	34,371
Netherlands Treasury Bills 2.5%
2.919% due 10/31/2006		60,720	76,815
U.S. Treasury Bills 0.7%
4.705% due 11/30/2006-12/14/2006 (a)(f)(g)		$23,285	23,034

Total Short-Term Instruments (Cost $1,332,691)			1,333,837

Total Investments (b) (Cost $3,664,850)		117.2%	$3,660,279

Written Options (i) (Premiums $11,155)		(0.6%)	(18,560)

Other Assets and Liabilities (Net)		(16.6%)	(517,407)

Net Assets		100.0%	$3,124,364

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of September 30, 2006, portfolio securities with an aggregate market value of $60,857 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(c) Security is in default.

(d) Principal amount of security is adjusted for inflation.

(e) Exercise price and premium determined on a future date, based upon implied volatility parameters.

(f) Securities with an aggregate market value of $3,462 have been pledged as collateral for swap and swaption contracts on September 30, 2006.

(g) Securities with an aggregate market value of $19,342 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	2,837	$(177)
90-Day Eurodollar December Futures	Long	12/2007	5,143	1,745
90-Day Eurodollar June Futures	Long	06/2007	3,847	(524)
90-Day Eurodollar June Futures	Long	06/2008	105	101
90-Day Eurodollar March Futures	Long	03/2007	4,072	(3,039)
90-Day Eurodollar March Futures	Long	03/2008	641	686
90-Day Eurodollar September Futures	Long	09/2007	6,020	676
90-Day Sterling Interest Rate December Futures	Long	12/2007	250	82
90-Day Sterling Interest Rate June Futures	Long	06/2007	116	9
90-Day Sterling Interest Rate June Futures	Long	06/2008	36	12
90-Day Sterling Interest Rate March Futures	Long	03/2008	36	13
90-Day Sterling Interest Rate September Futures	Long	09/2007	195	40
90-Day Sterling Interest Rate September Futures	Long	09/2008	48	14
Euro-Bobl 5-Year Note December Futures	Long	12/2006	175	31
Euro-Bund 10-Year Note December Futures	Short	12/2006	69	59
U.S. Treasury 5-Year Note December Futures	Long	12/2006	598	396
U.S. Treasury 10-Year Note December Futures	Long	12/2006	847	870
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	558	894
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	94	(114)

				$1,774

(h) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	$11
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,200	94
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		15,000	803
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,900	20
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	32,400	(342)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/16/2011		1,800	(25)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		2,900	(6)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		17,500	(338)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		2,200	0
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		$64,200	601
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		13,900	412
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		5,900	14
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		4,100	115
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		23,900	383
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		6,300	187
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		6,500	13
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2016		46,300	2,162
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		11,000	178
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2013		6,700	191
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		9,800	92

							$4,565

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006	$12,400	$54
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	200	5
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	2,100	10
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	23
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	13,900	(104)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	03/20/2007	100	0
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	400	10
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	1,800	43
JPMorgan Chase & Co.	American International Group, Inc. 0.000% due 11/09/2031	Sell	0.050%	12/20/2007	17,200	4
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	1,200	7
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	06/20/2011	600	13
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	3,100	18
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	9,300	112
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007	1,300	3
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	10,700	117
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	21
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Sell	(0.850%)	12/20/2010	5,000	(50)

						$286

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/21/2006	933	$671	$1,764
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	405	148	6
Put - CBOT U.S. Treasury 10-Year Note December Futures	105.000	11/21/2006	457	145	7
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	195	103	163
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	116	108	131

				$1,175	$2,071

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	10,000	$120	$199
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		36,000	492	717
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		25,000	325	628
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		24,000	271	478
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	3,600	58	68
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		53,900	262	710
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		2,400	48	45
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland PLC	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		5,000	79	93
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$40,000	145	271
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		14,100	165	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		36,000	473	79
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		37,000	357	300
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		20,000	239	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		28,400	297	307
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		19,000	211	154
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		43,000	340	597
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		71,500	738	1,220
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007		59,000	590	1,002
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		62,000	630	1,147
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		60,000	663	1,628
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		167,000	2,018	3,326
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007		97,100	1,119	2,849
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		12,900	50	87
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		31,800	196	385
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007		11,000	94	199

								$9,980	$16,489

Straddle Options

Description	Counterparty	Exercise Price *	Expiration Date	Notional Amount	Premium*	Value
Call & Put - OTC Japanese yen versus U.S. dollar Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	01/17/2007	$9,000	$0	(28)

					$0	$(28)

*	Exercise and premium determined on a future date, based upon implied volatility parameters.

(j) Forward foreign currency contracts outstanding on September 30, 2006:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,608	01/2007	$0	$(8)	$(8)
Buy	CAD	10,212	10/2006	0	(53)	(53)
Buy	CLP	615,000	11/2006	14	0	14
Buy		94,183	12/2006	0	0	0
Buy	CNY	23,779	03/2007	0	(20)	(20)
Buy	EUR	243,500	10/2006	0	(713)	(713)
Sell		434,631	10/2006	4,773	0	4,773
Buy		13	12/2006	0	0	0
Sell	GBP	2,692	10/2006	57	0	57
Buy	INR	1,010	02/2007	0	0	0
Buy		34,136	03/2007	3	0	3
Buy	JPY	9,706,230	11/2006	0	(2,439)	(2,439)
Buy	KRW	914,700	12/2006	7	0	7
Buy		1,272,634	02/2007	21	0	21
Buy		4,130,499	05/2007	0	(21)	(21)
Buy	MXN	7,280	12/2006	0	(2)	(2)
Buy		5,620	01/2007	1	0	1
Buy	PLN	2,914	11/2006	0	(10)	(10)
Buy	RUB	4,910	12/2006	0	0	0
Buy		14,718	01/2007	0	0	0
Buy		98,960	03/2007	0	(1)	(1)
Buy	SGD	1,948	11/2006	0	0	0
Buy		860	03/2007	0	(1)	(1)
Buy	TWD	33,687	02/2007	0	(23)	(23)
Buy	ZAR	964	10/2006	0	(16)	(16)
Sell		964	10/2006	2	0	2
Buy		148	11/2006	0	(4)	(4)
Buy		964	12/2006	0	(2)	(2)

				$4,878	$(3,313)	$1,565

Schedule of Investments

Total Return Portfolio II

September 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.9%
Banking & Finance 5.2%
American General Finance Corp.
5.489% due 03/23/2007	$100	$100
Bank of America Corp.
5.406% due 06/19/2009	300	300
CIT Group Holdings, Inc.
5.276% due 01/30/2009	100	100
Citigroup Global Markets Holdings, Inc.
5.276% due 03/07/2008	100	100
Citigroup, Inc.
5.422% due 06/09/2009	200	201
General Electric Capital Corp.
5.520% due 01/05/2009	100	100
Goldman Sachs Group, Inc.
5.226% due 07/29/2008	200	200
Morgan Stanley
5.193% due 01/18/2008	100	100
UBS Preferred Funding Trust I
8.622% due 10/29/2049	100	111

		1,312

Industrials 0.2%
El Paso Corp.
6.750% due 05/15/2009	50	51

Utilities 0.5%
AT&T, Inc.
4.389% due 06/05/2021	100	100
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	30	31

		131

Total Corporate Bonds & Notes (Cost $1,478)		1,494

MUNICIPAL BONDS & NOTES 0.5%
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	100	112
New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
5.980% due 06/15/2023	25	28

Total Municipal Bonds & Notes (Cost $123)		140

U.S. GOVERNMENT AGENCIES 63.7%
Fannie Mae
5.000% due 06/01/2018 - 04/25/2033	7,108	6,993
5.450% due 03/25/2034	26	26
5.500% due 10/01/2017 - 10/12/2036	8,521	8,403
5.695% due 09/01/2034	31	32
5.736% due 12/01/2036	33	33
6.000% due 07/01/2016 - 03/01/2017	78	79
Freddie Mac
4.500% due 10/15/2022	225	223
5.000% due 10/01/2018	59	58
5.500% due 08/15/2030	2	2
5.690% due 10/25/2029	63	63
5.957% due 01/01/2028	3	3
6.000% due 09/01/2016	10	10
6.099% due 07/01/2027	3	3
Government National Mortgage Association
4.375% due 02/20/2027 - 05/20/2030	21	21
5.767% due 09/20/2030	3	3
Small Business Administration Participation Certificates
4.750% due 07/01/2025	285	276

Total U.S. Government Agencies (Cost $16,474)		16,228

U.S. TREASURY OBLIGATIONS 2.0%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (d)	128	127
2.000% due 01/15/2026	226	217
3.625% due 04/15/2028	126	156

Total U.S. Treasury Obligations (Cost $496)		500

MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	59	57
Banc of America Funding Corp.
4.115% due 05/25/2035	82	80
Banc of America Mortgage Securities
6.500% due 10/25/2031	24	24
6.500% due 02/25/2033	5	5
Bear Stearns Adjustable Rate Mortgage Trust
5.060% due 03/25/2033	16	16
4.650% due 12/25/2033	33	33
Bear Stearns Alt-A Trust
5.395% due 05/25/2035	65	65
Countrywide Home Loan Mortgage Pass-Through Trust
5.620% due 04/25/2035	55	55
CS First Boston Mortgage Securities Corp.
6.050% due 06/25/2032	1	1
6.568% due 06/25/2032	5	5
5.880% due 08/25/2033	3	3
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	2
Impac CMB Trust
5.730% due 07/25/2033	33	33
5.830% due 01/25/2034	17	17
MASTR Adjustable Rate Mortgages Trust
3.786% due 12/21/2034	8	8
MASTR Asset Securitization Trust
5.500% due 09/25/2033	41	41
MLCC Mortgage Investors, Inc.
5.812% due 01/25/2029	25	25
Prime Mortgage Trust
5.730% due 02/25/2034	27	27
Structured Asset Mortgage Investments, Inc.
5.582% due 09/19/2032	2	2
Structured Asset Securities Corp.
6.150% due 07/25/2032	1	1
Washington Mutual, Inc.
5.009% due 02/27/2034	20	21
5.410% due 08/25/2042	55	55
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	94	93

Total Mortgage-Backed Securities (Cost $673)		669

ASSET-BACKED SECURITIES 0.2%
Amortizing Residential Collateral Trust
5.600% due 06/25/2032	4	4
CIT Group Home Equity Loan Trust
5.594% due 06/25/2033	2	2
CS First Boston Mortgage Securities
5.640% due 01/25/2032	6	6
Equity One ABS, Inc.
5.604% due 11/25/2032	9	9
Long Beach Mortgage Loan Trust
5.610% due 10/25/2034	23	23

Total Asset-Backed Securities (Cost $44)		44

	Notional Amount (000s )
PURCHASED CALL OPTIONS 0.3%
2-Year Interest Rate Swap (OTC) Pay 3-month USD-LIBOR Floating Rate Index
Strike @ 5.080% Exp. 04/19/2007	2,300	12
Strike @ 5.130% Exp. 10/25/2006	2,000	3
Strike @ 5.200% Exp. 05/23/2007	1,000	7
Strike @ 5.250% Exp. 06/07/2007	2,000	16
Strike @ 5.250% Exp. 07/02/2007	1,000	8
Strike @ 5.370% Exp. 07/02/2007	2,700	27

Total Purchased Call Options (Cost $39)		73

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	24	0
Strike @ $92.500 Exp. 12/18/2006	16	0
90-Day Eurodollar June Futures (CME)
Strike @ $91.250 Exp. 06/18/2007	90	1
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	19	0
Strike @ $92.250 Exp. 03/19/2007	1	0
Total Purchased Put Options (Cost $1)		1

	Shares
PREFERRED STOCK 0.4%
DG Funding Trust
7.749% due 12/31/2049	11	116

Total Preferred Stock (Cost $116)		116

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 32.5%
Certificates of Deposit 2.7%
Citibank New York N.A.
5.300% due 12/28/2006	$700	691

Commercial Paper 4.7%
Bank of America Corp.
5.385% due 10/10/2006	500	499
General Electric Capital Corp.
5.270% due 11/14/2006	700	696

		1,195

Repurchase Agreements 24.3%
Credit Suisse First Boston
5.050% due 10/02/2006	2,500	2,500
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 11/15/2012 valued at $2,576. Repurchase proceeds are $2,501.)
Lehman Brothers Inc.
5.050% due 10/02/2006	2,500	2,500
(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $2,549. Repurchase proceeds are $2,501.)
State Street Bank
4.900% due 10/02/2006	1,194	1,194
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $1,219. Repurchase proceeds are $1,194.)

		6,194

U.S. Treasury Bills 0.8%
4.818% due 11/30/2006-12/14/2006 (b)(d)	210	208

Total Short-Term Instruments (Cost $8,297)		8,288

Total Investments (a)	108.1%	$27,553
(Cost $27,741)
Written Options (f)	(0.4%)	(102)
(Premiums $54)

Other Assets and Liabilities (Net)	(7.7%)	(1,961)

Net Assets	100.0%	$25,490

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) As of September 30, 2006, portfolio securities with an aggregate market value of $3 were valued in good faith and pursuant to guidelines established by the Board of Trustees.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $335 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	27	$(7)
90-Day Eurodollar December Futures	Long	12/2007	53	20
90-Day Eurodollar June Futures	Long	06/2007	35	(8)
90-Day Eurodollar June Futures	Long	06/2008	1	1
90-Day Eurodollar March Futures	Long	03/2007	42	(33)
90-Day Eurodollar March Futures	Long	03/2008	7	7
90-Day Eurodollar September Futures	Long	09/2007	56	6
U.S. Treasury 5-Year Note December Futures	Long	12/2006	2	1
U.S. Treasury 10-Year Note December Futures	Long	12/2006	7	7
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	3	5

				$(1)

(e) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$800	$7
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	100	3
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2013	100	3

						$13

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007	$200	$2
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	200	(1)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	100	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	100	1

						$3

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$111.000	11/21/2006	9	$7	$17
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	4	2	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	105.000	11/21/2006	4	1	0
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	3	2	3

				$12	$20

Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$1,000	$4	$7
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	1,000	8	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007	1,000	10	17
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	1,000	10	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	900	10	25

							$42	$82

Supplementary Notes to Schedule of Investments

September 30, 2006 (Unaudited)

1. Basis for Consolidation of the PIMCO CommodityRealReturn Strategy Portfolio

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CRRS Portfolio in order to effect certain investments for the CRRS Portfolio consistent with the CRRS Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Portfolio and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2006, net assets of the CRRS Portfolio were approximately $163 million, of which approximately $14 million, or roughly 9%, represented the CRRS Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

2. Federal Income Tax Matters

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

All Asset Portfolio	$8,862	$(1,779)	$7,083
CommodityRealReturn Strategy Portfolio	289	(5,799)	(5,510)
Emerging Markets Bond Portfolio	5,222	(379)	4,843
Foreign Bond Portfolio (U.S. Dollar-Hedged)	1,811	(732)	1,079
Global Bond Portfolio (Unhedged)	2,401	(983)	1,417
High Yield Portfolio	8,978	(6,241)	2,737
Long-Term U.S. Government Portfolio	940	(489)	450
Low Duration Portfolio	1,836	(1,633)	203
Money Market Portfolio	0	0	0
RealEstateRealReturn Strategy Portfolio	2	(9)	(7)
Real Return Portfolio	2,152	(3,346)	(1,194)
Short-Term Portfolio	35	(32)	2
StocksPLUS® Growth and Income Portfolio	173	(1,063)	(890)
StocksPLUS® Total Return Portfolio	4	(16)	(11)
Total Return Portfolio	18,290	(22,861)	(4,571)
Total Return Portfolio II	91	(279)	(188)

3. Non-U.S. Currency Symbols utilized throughout reports are defined as follows:

AUD	-	Australian Dollar	IDR	Indonesian Rupiah
BRL	-	Brazilian Real	JPY	Japanese Yen
GBP	-	British Pound	MXN	Mexican Peso
CAD	-	Canadian Dollar	NZD	New Zealand Dollar
CLP	-	Chilean Peso	PLN	Polish Zloty
CNY	-	Chinese Yuan Renminbi	RUB	Russian Ruble
DKK	-	Danish Krone	SGD	Singapore Dollar
EUR	-	Euro	KRW	South Korean Won
HKD	-	Hong Kong Dollar	TWD	Taiwan Dollar
INR	-	Indian Rupee	ZAR	South African Rand

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 28, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 28, 2006